UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: OCTOBER 31

Date of reporting period: OCTOBER 31, 2004

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

MUNICIPAL FIXED INCOME FUNDS

Annual Report October 31, 2004

R
SCHOO
INTERSTATE

High current income potential

from portfolios that invest primarily

in municipal securities.

Goldman Sachs Asset Management

Goldman SachsFundsM U N I C I P A L F I X E D I N C O M E F U N D SAnnual Report October 31, 2004High current income potential from portfolios that invest primarily in municipal securities.

Goldman Sachs Municipal Fixed Income FundsGOLDMAN SACHS SHORT DURATION TAX-FREE FUND GOLDMAN SACHS MUNICIPAL INCOME FUND GOLDMAN SACHS HIGH YIELD MUNICIPAL FUNDNOT FDIC-INSURED May Lose Value No Bank Guarantee

G O L D M A N S A C H S M U N I C I PA L F I X E D I N C O M E F U N D S What Distinguishes Goldman Sachs’ Fixed Income Investing Process?At Goldman Sachs Asset Management (GSAM), the goal of our fixed income investment process is to provide consistent,strong performance by actively managing our portfolios within a research-intensive, risk-managed framework.A key element of our fixed income investment philosophy is to evaluate the broadest global opportunity set to capture relative value across sectors and instruments. Our globally integrated investment process involves managing dynamically along the risk/return spectrum, as we continue to develop value-added strategies through:1R I G O R O U S S E C U R I T Y S E L E C T I O NAssess relative value among states, sectors and sub-sectorsLeverage the vast resources of Goldman Sachs in selecting securities for each portfolio2P R E C I S E P O R T F O L I O C O N S T R U C T I O NTeam approach to decision makingManage risk by avoiding significant sector and interest rate betsCareful management of yield curve strategies — while closely managing portfolio durationR E S U LTFixed Income portfolios that:Include domestic and global investment options, tax-free income opportunities, and access to areas of specialization such as high yieldCapitalize on GSAM’s industry renowned credit research capabilitiesUse a risk-managed framework to seek total return, recognizing the importance of investors’ capital accumulation goals as well as their need for income1

P O R T F O L I O R E S U LT SShort Duration Tax-Free FundDear Shareholder, This report provides an overview on the performance of the Goldman Sachs Short Duration Tax-Free Fund during the one-year reporting period that ended October 31, 2004.Performance Review Over the one-year period that ended October 31, 2004, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 1.25%, 0.64%, 0.49%, 1.75%, and 1.15%, respectively. These returns compare to the 1.74% cumulative total return of the Fund’s benchmark, the Lehman Brothers 1-3 Year Municipal Bond Index, over the same time period.*The Fund’s performance relative to its benchmark was mixed, with solid performance driven by the portfolio’s exposure to Health Care, Special Tax, and Electric Utility securities. Additionally, during a substantial portion of the reporting period, the Fund held securities in general with higher credit ratings than the securities in the benchmark. This strategy proved to be a modest drag on performance. However, given the potential for volatility in the short end of the yield curve due to the potential for additional interest rate hikes by the Federal Reserve Board, we believed a defensive posture, driven by high credit quality, was a prudent strategy. In concert with higher credit quality, the Fund’s duration was managed approximately 0.10 years shorter than that of the benchmark. This positioning produced mixed results. While it enhanced returns when rates rose sharply in the second quarter of 2004, it detracted somewhat from performance when yields declined in response to a soft patch in economic activity and a jump in oil prices.Municipal Market Performance The municipal market posted positive absolute returns during the reporting period, as modestly lower supply was generally met with broad-based demand from institutional, insurance, and retail investors. The positive backdrop of robust demand and declining supply helped the municipal market hold up relatively well during the reporting period, particularly during periods of interest rate volatility.For the 12 months ended October 31, 2004, new issuance was $359 billion, or 8% below the prior year’s record pace of $389 billion. While demand was solid overall during the period, the retail interest ebbed and flowed with the direction of interest rates. Retail investors were predictably unenthused by lower interest rates and remained on the sidelines during portions of the first and third quarters of 2004. Conversely, given their bias for yield, income-focused retail investors were quick to support the tax-exempt market during interest rate spikes. This helped municipal securities to generally outperform other fixed income sectors during periods of broader market weakness. Despite the devastating hurricane season, property and casualty insurance companies continued to be a consistent source of demand, easily replacing the retail market’s periodic absence. During the reporting period, short-term yields increased as much*Unlike the Fund’s total return, the Index’s performance does not reflect any deduction for fees or expenses.2

P O R T F O L I O R E S U LT Sas 83 basis points. For maturities longer than eight years, yields declined as much as 27 basis points, with the bulk of the rally occurring in the 15-20 year portion of the yield curve. Looking at the fiscal year as a whole, the yield curve flattened, with the spread between 2-and 30-year AAA municipals declining from 351 to 265 basis points over the period. Investment ObjectiveThe Fund seeks a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax.Portfolio Composition The Fund maintained an overall credit quality in the AAA-/AA+ range and portfolio duration was managed between 1.9 and 2.4 years during the reporting period. We believe the Fund continues to be well diversified in terms of sectors, issuers, and geographic location. The portfolio is comprised of a mix of general obligation bonds (GOs), those backed by real estate and income taxes, and revenue bonds, which are backed by money received from services, sales tax, and user fees. Within the GO sector, the Fund has exposure to bonds issued by a variety of state and local governments. Within the revenue sector, the Fund has bonds issued by municipalities that provide essential services, such as Water and Sewer, Education, and Transportation. The Fund’s largest sub-sector allocations were in Primary Health Care, Special Tax, and Electric Utility securities. The Fund is nationally diversified with over 250 positions from 44 states/territories. As of October 31, 2004, the top five state allocations were in California, New York, Virginia, Pennsylvania and Maryland. Additionally, the Fund had no exposure to securities subject to the Alternative Minimum Tax (AMT) during the reporting period. At the end of the Fund’s fiscal year, its largest sector weights were in revenue and insured revenue bonds, followed by general obligation bonds. Portfolio Highlights We continue to favor a “modified barbell” maturity distribution relative to the benchmark. With a traditional barbell strategy, we would focus the portfolio on the short and long end of the yield curve. In contrast, with a modified barbell, we also look for select opportunities in the 5-10 year segment of the yield curve. We believe this broader term structure captured additional yield afforded by the persistently steep municipal yield curve. In addition to yield enhancement opportunities, we believe a broader maturity distribution is advantageous from a total return perspective, as we believe it expands the Fund’s ability to take advantage of market opportunities.We thank you for your investment and look forward to your continued confidence.Goldman Sachs U.S. Fixed Income-Municipal Investment Management TeamNovember 12, 20043

F U N D B A S I C SShort Duration Tax-Free Fundas of October 31, 2004P E R F O R M A N C E R E V I E WLehman Brothers30-Day November 1, 2003-Fund Total Return 1-3 Year Muni30-Day TaxableStandardized Assets Under ManagementOctober 31, 2004(based on NAV)1Bond Index2Equivalent Yield3Yield4Class A1.25%1.74%3.12%2.03% $620.7 MillionClass B0.641.742.281.48 Class C 0.491.742.051.33 Institutional 1.751.743.802.47 Service1.151.743.031.971 The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of N A S D A Q S Y M B O L S the class outstanding.The Fund’s performance assumes the reinvestment of dividends and other distributions.The Fund’s performance does not reflect the deduction of any applicable sales charges.Class A Shares2 The Lehman Brothers 1-3 Year Municipal Bond Index,an unmanaged index,represents investment grade municipal bonds with maturities greater than one year and less than 4 years, and does not reflect any deduction for fees, expenses or taxes.3 The Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Yield by 1 minus the highest 2004 GSDTXfederal income tax rate of 35%.4The 30-Day Standardized Yield of the class of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the class of the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the class of the Fund on the last day of the period.This number is then annualized.This Class B Sharesyield does not necessarily reflect income actually earned and distributed by the class of the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.GSDBXS T A N D A R D I Z E D T O T A L R E T U R N S 5For the period ended 9/30/04Class AClass BClass CInstitutionalService Class C SharesOne Year-1.27%-1.90%-1.05%1.11%0.60% GSTCXFive Years3.253.022.894.063.56 Ten YearsN/AN/AN/A4.273.75 Since Inception3.483.122.834.153.75 (5/1/97)(5/1/97) (8/15/97) (10/1/92) (9/20/94)Institutional Shares5The Standardized Total Returns are average annual total returns or cumulative returns as of the most recent calendar quarter-end.They assume reinvestment of all distributions at NAV.These returns reflect a maximum initial sales chargeGSDUX of 2% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (2% maximum declining to 0% after three years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.Service SharesTotal return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the totalGSFSX return figures in the above charts. Please visit www.gs.com to obtain the most recent month-end returns.Performance reflects expense limitations in effect.In their absence, performance would be reduced.Returns do not reflect the deduction of taxes that a shareholder would pay on taxable Fund distributions or the redemption of Fund shares.4

FUND BASICS

SECTOR ALLOCATION AS OF 10/31/04†

Percentage of Portfolio Investments

30%
25%
20%
15%
10%
5%
0%
29.3%
29.3%
25.6%
8.1%
6.7%
2.8%
Insured Revenue Bonds
Revenue Bonds
General Obligations
Insured General Obligations
Pre-Refunded
Escrow to Maturity

5

F U N D B A S I C S S E C T O R A L L O C AT I O N A S O F 1 0 / 3 1 / 0 4† Percentage of Portfolio Investments†The Fund is actively managed and, as such, its composition may differ over time. Figures represent a percentage of total portfolio investments that have settled and include an offset to cash equivalents relating to all unsettled trades and, therefore, may not sum to 100%.5

P O R T F O L I O R E S U LT SMunicipal Income FundDear Shareholder, This report provides an overview on the performance of the Goldman Sachs Municipal Income Fund during the one-yearreporting period that ended October 31, 2004.Performance Review Over the one-year period that ended October 31, 2004, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 6.09%, 5.30%, 5.30%, 6.52%, and 5.95%, respectively. These returns compare to the 6.03% cumulative total return of the Fund’s benchmark, the Lehman Brothers Aggregate Municipal Bond Index, over the same time period.*The Fund’s performance relative to its benchmark was mixed, with solid performance driven by the portfolio’s exposure to Health Care, Electric Utility, and Special Tax securities. Additionally, the portfolio benefited from a tactical focus on BBB rated securities. Lower credit quality securities outperformed their higher rated counterparts, as they rallied back from historically wide spreads in the midst of economic growth and expanding investor risk tolerances. Modest exposure to Airline-related debt detracted from portfolio returns, as the industry contended with ongoing solvency issues, exacerbated by a surge in fuel prices. Municipal Market Performance The municipal market posted positive absolute returns during the reporting period, as modestly lower supply was generally met with broad-based demand from institutional, insurance, and retail investors. The positive backdrop of robust demand and declining supply helped the municipal market hold up relatively well during the reporting period, particularly during periods of interest rate volatility.For the 12 months ended October 31, 2004, new issuance was $359 billion, or 8% below the prior year’s record pace of $389 billion. While demand was solid overall during the period, the retail interest ebbed and flowed with the direction of interest rates. Retail investors were predictably unenthused by lower interest rates and remained on the sidelines during portions of the first and third quarters of 2004. Conversely, given their bias for yield, income-focused retail investors were quick to support the tax-exempt market during interest rate spikes. This helped municipal securities to generally outperform other fixed income sectors during periods of broader market weakness. Despite the devastating hurricane season, property and casualty insurance companies continued to be a consistent source of demand, easily replacing the retail market’s periodic absence. During the reporting period, short-term yields increased as much as 83 basis points. For maturities longer than eight years, yields declined as much as 27 basis points, with the bulk of the rally occurring in the 15-20 year portion of the yield curve. Looking at the fiscal year as a whole, the yield curve flattened, with the spread between 2- and 30-year AAA municipals declining from 351 to 265 basis points over the period. *Unlike the Fund’s total return, the Index’s performance does not reflect any deduction for fees or expenses.6

P O R T F O L I O R E S U LT SInvestment ObjectiveThe Fund seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.Portfolio CompositionDuring the fiscal year, the Fund maintained an overall credit quality of AA and its duration was in a fairly narrow range between 7.2 and 7.8 years. We believe the Fund continues to be well-diversified in terms of sectors, issuers, and geographic location. The portfolio is comprised of a mix of general obligation bonds (GOs); those that are backed by real estate and income taxes, and revenue bonds, which are backed by money received from services, sales tax, and user fees. Within the GO sector, the Fund has exposure to bonds issued by a variety of state and local governments. Within the revenue sector, the portfolio has bonds issued by municipalities that provide essential services, such as Water and Sewer, Education, and Transportation. In addition to holding the majority of the portfolio in high quality securities, we continually seek to identify opportunities to enhance yield and lower portfolio volatility by investing in select BBB securities. The Fund is nationally diversified, with over 170 individual positions and 40 states/territories represented in the portfolio. As of October 31, 2004, the top five state allocations were in California, Illinois, Texas, Washington, and New York.At the end of the Fund’s fiscal year, its largest sector weights were in revenue bonds,followed by insured revenue bonds and pre-refunded bonds. Portfolio Highlights The Fund’s overweight to BBB rated securities was a primary driver of returns during the reporting period. We employ a disciplined “bottom up” credit selection process, drawing upon the resources of a dedicated municipal credit research department. Our recent focus has been on Primary Care Hospitals and Electric Utilities. In each instance, we increased exposure to securities where we anticipated tighter spreads, driven by improving balance sheets, liquidity, and investor demand. Term structure is another area that we look to take advantage of by positioning the Fund to benefit from persistent yield curve steepness and what we consider to be pockets of value. During the last two months of the reporting period, we reduced the Fund’s exposure to BBB rated securities from 25% to 20%. This was done as we felt that BBB bonds were fully priced and offered limited upside potential. We thank you for your investment and look forward to your continued confidence.Goldman Sachs U.S. Fixed Income-Municipal Investment Management TeamNovember 12, 20047

F U N D B A S I C SMunicipal Income Fundas of October 31, 2004P E R F O R M A N C E R E V I E WNovember 1, 2003- Fund Total Return Lehman Brothers Aggregate 30-Day Taxable30-Day October 31, 2004(based on NAV)1Municipal Bond Index2Equivalent Yield3 Standardized Yield4 Assets Under ManagementClass A6.09%6.03%5.66%3.68% Class B5.306.034.783.11 $260.0 MillionClass C 5.306.034.783.11 Institutional 6.526.036.554.26 Service5.956.035.783.761The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding.The Fund’s performance assumes the reinvestment of dividends and other distributions.The Fund’s N A S D A Q S Y M B O L S performance does not reflect the deduction of any applicable sales charges.2The Lehman Brothers Aggregate Municipal Bond Index is an unmanaged broad-based total return index composed of approximately 8,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year.The IndexClass A Shares figures do not reflect any deduction for fees, expenses or taxes.3The Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Yield by 1 minus the highest 2004 federal income tax rate of 35%.GSMIX4The 30-Day Standardized Yield of the class of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the class of the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the class of the Fund on the last day of the period.This number is then annualized.This yield does not necessarily reflect income actually earned and distributed by the class of the Fund and, therefore, may not beClass B Shares correlated with the dividends or other distributions paid to shareholders.GSMBXS T A N D A R D I Z E D T O T A L R E T U R N S 5For the period ended 9/30/04Class AClass BClass CInstitutionalService Class C SharesOne Year0.00%-1.25%2.89%5.12%4.57% Five Years5.225.015.406.626.17 GSMUXTen Years5.74N/AN/AN/A6.206 Since Inception5.105.094.485.665.506 (7/20/93) (5/1/96) (8/15/97) (8/15/97) (7/20/93)Institutional Shares5The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end.They assume reinvestment of all distributions at NAV.These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, GSMTXthe assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.Service Shares6 Performance data for Service Shares prior to 8/15/97 (commencement of operations) is that of Class A Shares (excluding the impact of front-end sales charges applicable to Class A Shares since Service Shares are not subject to any sales charges).Performance of Class A Shares in the Fund reflects the expenses applicable to the Fund’s Class A Shares.The fees applicable to Service Shares are GSMEXdifferent from those applicable to Class A Shares which impact performance ratings and rankings for a class of shares.Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.gs.com to obtain the most recent month-end returns.Performance reflects expense limitations in effect.In their absence, performance would be reduced.Returns do not reflect the deduction of taxes that a shareholder would pay on taxable Fund distributions or the redemption of Fund shares.8

FUND BASICS

SECTOR ALLOCATION AS OF 10/31/04†

Percentage of Portfolio Investments

50%
40%
30%
20%
10%
0%
40.4%
39.7%
7.3%
6.1%
3.0%
2.3%
1.3%
Revenue Bonds
Insured Revenue Bonds
Pre-Refunded
Insured General Obligations
Escrow to Maturity
General Obligations
Variable Rate Demand Notes

9

F U N D B A S I C SS E C T O R A L L O C AT I O N A S O F 1 0 / 3 1 / 0 4 †Percentage of Portfolio Investments†The Fund is actively managed and, as such, its composition may differ over time. Figures represent a percentage of total portfolio investments that have settled and include an offset to cash equivalents relating to all unsettled trades and, therefore, may not sum to 100%.9

P O R T F O L I O R E S U LT SHigh Yield Municipal FundDear Shareholder, This report provides an overview on the performance of the Goldman Sachs High Yield Municipal Fund during the one-year reporting period that ended October 31, 2004.Performance Review Over the one-year period that ended October 31, 2004, the Fund’s Class A, B, C, andInstitutional Shares generated cumulative total returns, without sales charges, of 7.40%, 6.60%, 6.60%, and 7.93%, respectively. These returns compare to the 9.86% and 6.03% cumulative total returns of the Fund’s benchmarks, the Lehman Brothers High Yield Municipal Bond Index and the Lehman Brothers Aggregate Municipal Bond Index, respectively, over the same time period.*The Fund employs the use of two benchmarks for risk management and performance attribution purposes. In the most recent reporting period, lower credit quality securities outperformed their higher quality counterparts, as they continued to rally back from historically wide spreads. Therefore, the Fund’s higher relative quality bias relative to the Lehman Brothers High Yield Municipal Bond Index detracted from results. Somewhat countering this was the Fund’s overweight exposure to several sub-sectors that generated strong results.Strategically, the Fund seeks value throughout the credit spectrum, which frequently entails sizable exposure to BBB rated securities. These positions, as well as other investment grade securities, are not contained within the Lehman Brothers High Yield Municipal Bond Index and may lead to periods of relative under or outperformance. We continue to find value and improved liquidity in the BBB rated market segment.Municipal Market Performance With volatility and yields at historically low levels, risk-tolerant investors were drawn to the high yield municipal sector, searching for income and anticipating that improved economic conditions would translate into better high yield market fundamentals. Over the fiscal year, robust investor demand drove high yield credit spreads 54 basis points lower to 307 basis points. High yield municipal credit spreads represent the difference in yields between the Lehman Brothers High Yield Municipal Bond Index and the Lehman Brothers Aggregate Municipal Bond Index. At 307 basis points, municipal credit spreads ended the period comfortably above their 252 basis point historical average. In addition to broad-based demand, the high yield municipal market benefited from a modest decline in supply from 2003’s record level. The positive technical backdrop of robust demand and declining supply helped the market to hold up relatively well during the period, particularly during periods of interest rate volatility. *Unlike the Fund’s total return, the Index’s performance does not reflect any deduction for fees or expenses. 10

P O R T F O L I O R E S U LT S During the second quarter of 2004, bond market sentiment shifted in response to a series of stronger-than-expected employment reports and signals that inflation had bottomed. Interest rates subsequently rose sharply higher, with the yield on the 10-year AAA rated municipal bond jumping from 3.14% in mid-March to 4.23% one month later. On June 30, 2004, the Federal Reserve Board initiated the first in an ongoing series of “measured” interest rate hikes. These have been largely viewed as a reduction of policy accommodation towards a more neutral stance, rather than a response to inflationary growth. Investment Objective The Fund seeks a high level of current income that is exempt from regular federal income tax and may also consider the potential for capital appreciation. Portfolio Composition During the reporting period, the Fund maintained an overall credit quality of BBB and its duration was between 7.6 and 8.1 years. We continue to focus on security selection and sector allocation as the key drivers of performance. Over the period, the portfolio’s largest sector weights were in Special Assessment, Primary Care Hospitals, Electric Utility, Airlines, and Tobacco securities. The Fund’s exposure to these areas of the market enhanced results during the fiscal year. The Fund continues to be well-diversified in terms of issuers and geographic distribution, with over 630 individual securities and 45 states/territories represented in the portfolio. As of October 31, 2004, the top five state allocations were in Florida, California, Texas, Pennsylvania and Oklahoma. At the end of the Fund’s fiscal year, its largest sector weights were in revenue bonds, followed by insured revenue bonds and general obligation bonds. Portfolio Highlights The Fund focuses on generating superior risk adjusted returns on an after-tax basis. While overall supply declined during the fiscal year, new issuance was more diverse, as tighter spreads have enabled a broader array of issuers to tap into the high yield municipal market. In this environment, the portfolio broadened its issuer representation, as well as added exposure to what we feel are well-structured Health Care and Special (land) Assessment opportunities. We endeavor to minimize negative credit events by generally avoiding the riskiest sub-sectors of the market, such as multi-family housing, nursing homes, and industrial development bonds. We believe our risk managed approach aided performance during periods of marketvolatility.We thank you for your investment and look forward to your continued confidence.Goldman Sachs U.S. Fixed Income-Municipal Investment Management TeamNovember 12, 2004 11

F U N D B A S I C S High Yield Municipal Fund as of October 31, 2004P E R F O R M A N C E R E V I E W Lehman BrothersFund Lehman Brothers High Aggregate30-Day 30-Day Assets Under ManagementNovember 1, 2003- Total Return Yield Municipal MunicipalTaxableStandardized October 31, 2004 (based on NAV)1Bond Index2Bond Index3Equivalent Yield4Yield5 $3.1 BillionClass A7 .40%9.86%6.03%7.31%4.75% Class B6.609.866.036.494.22 Class C 6.609.866.036.494.22 Institutional 7.939.866.038.265.371 The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the N A S D A Q S Y M B O L S class outstanding.The Fund’s performance assumes the reinvestment of dividends and other distributions.The Fund’s performance does not reflect the deduction of any applicable sales charges. 2The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, Class A Shares unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year.The Index does not include any deduction for fees, expenses or taxes. 3The Lehman Brothers Aggregate Municipal Bond Index is an unmanaged broad-based total return index composed of approximately GHYAX 8,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year.The Index does not reflect any deduction for fees, expenses or taxes. 4The Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Yield by 1 minus the highest 2004 federal income tax rate of 35%. Class B Shares 5The 30-Day Standardized Yield of the class of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the class of the Fund over a 30-day period (ending on the stated month-end date) by the GHYBX maximum public offering price per share of the class of the Fund on the last day of the period.This number is then annualized.This yield does not necessarily reflect income actually earned and distributed by the class of the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.Class C Shares S T A N D A R D I Z E D T O T A L R E T U R N S 6 GHYCX For the period ended 9/30/04Class AClass BClass CInstitutional One Year2.28%1.08%5.25%7.52% Institutional Shares SinceInception6.426.276.717.94 (4/3/00) GHYIX 6 The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end.They assume reinvestment of all distributions at NAV.These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.gs.com to obtain the most recent month-end returns.Performance reflects expense limitations in effect.In their absence, performance would be reduced.Returns do not reflect the deduction of taxes that a shareholder would pay on taxable Fund distributions or the redemption of Fund shares. 12

FUND BASICS

SECTOR ALLOCATION AS OF 10/31/04†

Percentage of Portfolio Investments

100%
80%
60%
40%
20%
0%
90.7%
5.4%
2.0%
1.5%
1.2%
0.4%
0.3%
Revenue Bonds
Insured Revenue Bonds
General Obligations
Insured General Obligations
Escrow to Maturity
Pre-Refunded
Multi-Family Housing

13

F U N D B A S I C S S E C T O R A L L O C AT I O N A S O F 1 0 / 3 1 / 0 4 † Percentage of Portfolio Investments† The Fund is actively managed and, as such, its composition may differ over time. Figures represent a percentage of total portfolio investments that have settled and include an offset to cash equivalents relating to all unsettled trades and, therefore, may not sum to 100%. 13

 GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Performance Summary

October 31, 2004

The following graph shows the value as of October 31, 2004, of a $10,000 investment made on October 1, 1992 (commencement of operations) in the Institutional Shares of the Goldman Sachs Short Duration Tax-Free Fund. For comparative purposes, the performance of the Fund’s benchmark, the Lehman Brothers 1-3 Year Municipal Bond Index (“Lehman 1-3 Year Muni Bond Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of fund shares. Performance of Class A, Class B, Class C and Service Shares will vary from the Institutional Shares due to differences in fees and loads. In addition to the investment adviser’s decision regarding issuer/industry investment selection and allocation, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a portfolio.

Short Duration Tax-Free Fund’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested October 1, 1992 to October 31, 2004.

Average Annual Total Return Through October 31, 2004	Since Inception	Ten Years	Five Years	One Year

Class A (commenced May 1, 1997)
Excluding sales charges	3.73%	n/a	3.73%	1.25%
Including sales charges	3.46%	n/a	3.32%	-0.75%

Class B (commenced May 1, 1997)
Excluding contingent deferred sales charges	3.10%	n/a	3.10%	0.64%
Including contingent deferred sales charges	3.10%	n/a	3.10%	-1.37%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	2.81%	n/a	2.96%	0.49%
Including contingent deferred sales charges	2.81%	n/a	2.96%	-0.52%

Institutional Class (commenced October 1, 1992)	4.14%	4.33%	4.15%	1.75%

Service Class (commenced September 20, 1994)	3.73%	3.81%	3.64%	1.15%

(a)	The Fund’s benchmark, the Lehman Brothers 1-3 Year Municipal Bond Index, commenced on July 1, 1993. Because the new benchmark did not exist from October 1, 1992 (commencement of operations of the Fund) to July 1, 1993, the performance of the new benchmark during this period is represented by the performance of the Fund’s original benchmark, the Lehman Three-Year Municipal Bond Index.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments

October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – 97.8%

Alabama – 1.1%
Alabama 21st Century Authority RB for Tobacco Settlement Revenue Series 2001 (A-/Baa1)
$2,135,000	5.25%	12/01/2005	$2,186,432
Birmingham Jefferson Alabama Civic Center Authority Special Tax Refunding Series 2002 A (FSA) (AAA/Aaa)
3,000,000	5.25	01/01/2007	3,208,440
Huntsville Alabama GO Bonds Warrants Series 1995 A (AA/Aa2)
1,635,000	6.25	02/01/2006	1,668,338

			$7,063,210

Alaska – 0.2%
North Slope Boro Alaska GO Bonds for Capital Appreciation Series 2003 A (MBIA) (AAA/Aaa)@
$1,200,000	0.00%	06/30/2005	$1,184,544

Arizona – 3.0%
Arizona State Transportation Board Excise Tax RB for Maricopa County Regional Area Road Fund Series 2001 (AA/Aa2)
$2,000,000	5.00%	07/01/2005	$2,041,160
Arizona State Transportation Board RB GANS Series 2001 (MBIA) (AAA/Aaa)
1,950,000	5.25	01/01/2006	2,024,607
Maricopa County Arizona Community College District GO Bonds Project Series 1994 C (AA/Aaa)
3,235,000	5.25	07/01/2005	3,306,655
Phoenix Arizona Civic Improvement Corp. Water System RB Junior Lien Series 1996 (AA/Aaa)^
2,150,000	5.90	07/01/2006	2,288,439
Salt River Agricultural Improvement & Power District Electric System RB for Salt River Project Series 2001 A (AA/Aa2)
2,000,000	5.25	01/01/2006	2,077,240
Salt River Agricultural Improvement & Power District Electric System RB for Salt River Project Unrefunded Balance Series 1993 C (AA/Aa2)
5,480,000	4.80	01/01/2007	5,808,800
University Medical Center Corp. Hospital RB Series 2004 (BBB+/A3)
500,000	5.00	07/01/2005	508,690
500,000	5.00	07/01/2006	519,785

			$18,575,376

Arkansas – 0.8%
Little Rock Arkansas School District GO Bonds for Little Rock School District Series 2001 C (FSA) (Aaa)
$1,565,000	5.00%	02/01/2009	$1,712,345
Springdale Arkansas Sales & Use Tax RB Series 2004 (MBIA) (Aaa)
3,000,000	4.00	07/01/2016	3,079,170

			$4,791,515

California – 14.9%
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 2004 H (BBB+/Baa1)-
5,000,000	4.45	07/01/2011	5,153,450
California State Economic Recovery GO Bonds Series 2004 A (AA-/Aa3)
300,000	5.00	01/01/2009	328,209
California State Economic Recovery GO Bonds Series 2004 B (AA-/Aa3)-
20,000,000	5.00	07/01/2007	21,460,600
California State GO Bonds Refunded Series 1998 (A/A3)
1,100,000	6.00	02/01/2008	1,221,033
California State GO Bonds Series 2004 (A/A3)
5,000,000	4.00	02/01/2009	5,240,300
1,000,000	4.00	02/01/2010	1,046,410
California State GO Bonds Variable Purpose Series 2004 (A/A3)
2,000,000	2.50	04/01/2006	2,011,320
6,500,000	5.00	04/01/2011	7,161,050
Fremont California COPS Refining Project Series 2003 (AMBAC) (SPA – Dexia Credit Local) (AAA/Aaa)-
4,600,000	1.70	08/01/2005	4,598,896
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (A-/Baa1)
2,000,000	5.00	06/01/2010	2,164,080
Kings River Conservation District Revenue COPS for Partnership Peaking Project Series 2004 (Baa1)
1,000,000	5.00	05/01/2007	1,059,840
1,000,000	4.00	05/01/2008	1,041,040
Los Angeles California Waste Water System RB Series 2003 (FSA) (AAA/Aaa)
3,000,000	5.00	06/01/2007	3,232,050
Metropolitan Water District RB for Southern California Waterworks Refunded Balance Series 1996 C (AAA/Aa2)^
8,775,000	5.00	01/01/2007	9,348,095
Santa Clara County California Financing Authority Special Obligation RB Measure B Transportation Improvement Program Series 2003 (A2)
400,000	5.00	08/01/2005	409,472
Santa Clara Valley California Transportation Authority RB for Sales Tax Revenue Measure Series 2003 A (AMBAC) (AAA/Aaa)-
18,500,000	4.00	10/02/2006	19,240,740
Tobacco Securitization Authority RB for Southern California Tobacco Settlement Asset Backed Bonds Series 2002 A (BBB/Baa3)
6,625,000	5.25	06/01/2027	6,568,356
Truckee-Donner Public Utility District of California COPS Series A (ACA) (A)
1,000,000	3.50	01/01/2006	1,012,730

			$92,297,671

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)
October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Colorado – 1.0%
Colorado Department of Transportation RANS RB Series A (MBIA) (AAA/Aaa)
$1,000,000	5.50%	06/15/2006	$1,056,200
Eagle Bend Metropolitan District No. 2 GO Bonds Refunding & Improvement Series 2003 (Radian) (AA)
325,000	2.00	12/01/2004	325,003
420,000	3.00	12/01/2005	422,260
430,000	3.25	12/01/2006	438,854
440,000	3.50	12/01/2007	451,502
455,000	4.00	12/01/2008	475,147
480,000	4.00	12/01/2009	497,712
East Quincy Highlands Metropolitan District GO Bonds Series 2002 (LOC – U.S. Bank N.A.) (Aa2) -
2,350,000	2.25	12/01/2006	2,348,331

			$6,015,009

Connecticut – 1.8%
Connecticut State GO Bonds Series 2003 C (AA/Aa3)
$1,000,000	4.00%	05/01/2005	$1,010,880
Connecticut State GO Bonds Series 2003 G (MBIA) (AAA/Aaa)
5,000,000	4.00	03/15/2007	5,228,750
Connecticut State Special Obligation Rate Reduction RB Series 2004 A (AAA/Aaa)
4,760,000	5.00	12/30/2009	5,265,655

			$11,505,285

Florida – 3.6%
Escambia County Florida Health Facilities Authority RB Ascension Health Credit Series 2003 A (AA/Aa2)
$1,700,000	2.50%	11/15/2005	$1,704,488
Florida State Board of Education GO Bonds for Public Education Series 1998 B (AA+/Aa2)
2,000,000	6.00	06/01/2006	2,124,900
Florida State Board of Education Lottery RB Series 2002 C (MBIA) (AAA/Aaa)
5,085,000	5.25	01/01/2007	5,431,594
Leesburg Florida Hospital RB for Leesburg Regional Medical Center Project Series 2003 A (A/A3)
1,820,000	5.00	07/01/2008	1,928,381
Meadow Pointe II Community Development District RB for Capital Improvement Series 2004 (Baa3)
585,000	2.00	05/01/2005	582,947
300,000	2.00	05/01/2006	295,758
610,000	2.38	05/01/2007	600,746
625,000	2.80	05/01/2008	618,631
300,000	3.00	05/01/2009	294,417
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 B
1,500,000	5.00	05/01/2009	1,501,035
Miami Dade County Florida School Board COPS Series 2003 A (MBIA) (AAA/Aaa)-
6,000,000	5.00	08/01/2008	6,512,640
Tampa Palms Florida Open Space & Transportation Community Development District Revenue for Special Assessment Refunding Capital Improvement Area 7 Project Series 2004 (MBIA) (AAA/Aaa)
500,000	3.13	05/01/2009	510,015

			$22,105,552

Georgia – 3.4%
Atlanta Georgia GO Bonds Series 1994 A (AA-/Aa3)^
$1,000,000	6.13%	12/01/2004	$1,023,520
Atlanta Georgia RB for Airport and Marina Improvements Series 2000 A (FGIC) (AAA/Aaa)^
2,500,000	5.50	01/01/2010	2,849,000
Atlanta Georgia Refunding RB for Airport and Marina Improvements Series 2003 A (MBIA) (AAA/Aaa)
1,500,000	4.50	01/01/2005	1,506,315
Bartow County Georgia GO Bonds Sales Tax Series 2003 (MBIA) (AAA/Aaa)
4,000,000	5.00	02/01/2006	4,153,200
Dekalb County Development Authority RB for Dekalb Senior Center Project Series 2004
1,400,000	4.85	06/01/2009	1,421,742
Gwinnett County Georgia School District GO Bonds Refunding Series 2002 (AA+/Aaa)
1,835,000	4.50	02/01/2006	1,894,729
Hall County Georgia School District GO Bonds Series 1994 (AMBAC) (AAA/Aaa)^
1,500,000	6.70	12/01/2004	1,535,955
Newton County Georgia Water Revenue GO Bonds Series 2004 (MBIA) (Aaa)
1,000,000	3.00	07/01/2005	1,007,970
1,020,000	3.00	07/01/2006	1,037,738
South Georgia Governmental Services Authority RB for Telecommunications/Cable Project Series 2004 (FGIC) (AAA/Aaa)
2,485,000	3.00	01/01/2007	2,542,031
2,055,000	4.00	01/01/2008	2,166,668

			$21,138,868

Idaho – 0.5%
Boise-Kuna Idaho Irrigation District RB (AMBAC) (AAA/Aaa)
$2,750,000	5.00%	07/01/2006	$2,883,595

Illinois – 3.4%
Chicago Illinois Park District Harbour Facilities RB for Airport and Marina Improvements Series 2000 (XLCA) (AAA/Aaa)^
$4,610,000	5.65%	01/01/2011	$5,290,666
Chicago Illinois Tax Increment RB for Central Loop Redevelopment Series 2000 A (ACA) (A)
1,000,000	6.50	12/01/2006	1,077,100
Illinois Development Finance Authority RB for Revolving Fund Master Trust Series 2002 (Aaa)
2,500,000	5.00	03/01/2007	2,664,375

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Illinois – (continued)
Illinois Educational Facilities Authority RB for Loyola University Chicago Series 1991 A (ETM) (AAA)
$1,500,000	7.00%	07/01/2007	$1,646,460
Illinois Health Facilities Authority RB for University of Chicago Hospital & Health Series 2003 (MBIA) (AAA/Aaa)
1,400,000	4.00	08/15/2005	1,422,834
1,325,000	5.00	08/15/2006	1,385,685
Illinois Health Facilities Authority RB for Hospital Sisters Services Inc. Series 1998 A (MBIA) (Aaa)
4,375,000	5.25	06/01/2009	4,857,650
Illinois State GO Bonds First Series 2002 (MBIA) (AAA/Aaa)
2,000,000	5.00	07/01/2005	2,041,420
Metropolitan Pier and Exposition Authority Hospitality Facilities RB for McCormick Place Series 1996 (ETM) (AAA/Aaa)
500,000	5.75	07/01/2006	520,400

			$20,906,590

Indiana – 1.2%
Indiana Bond Bank RB Common School Fund Advance Purchase Funding Series 2001 (AMBAC) (AAA/Aaa)
$1,750,000	5.00%	02/01/2005	$1,763,615
Indiana Health Facilities Financing Authority Hospital RB for Community Foundation Northwest Industry Series 2001 A (BBB-)
500,000	5.50	08/01/2006	514,440
Lawrenceburg Indiana PCRB for Indiana Michigan Power Co. Project Series 2003 F (BBB/Baa2)-
5,000,000	2.63	10/01/2006	4,989,300

			$7,267,355

Kansas – 0.7%
Burlington Kansas PCRB Refunding Kansas Gas & Electric Co. Project Series 2004 B (MBIA) (AAA/Aaa)-
$4,500,000	2.65%	06/01/2006	$4,509,630

Kentucky – 0.6%
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)§
$1,775,000	0.00/5.25%	10/01/2007	$1,819,623
Kentucky State Property & Building Community RB for Project No. 74 Series 2002 (A+/Aa3)
2,000,000	5.25	02/01/2005	2,016,620

			$3,836,243

Louisiana – 0.6%
Jefferson Parish Hospital Service District No. 001 RB for West Jefferson Medical Center Series 1998 A (FSA) (AAA/Aaa)
$1,755,000	5.00%	01/01/2008	$1,895,839
Louisiana State GO Bonds Series 1998 A (AMBAC) (AAA/Aaa)
1,850,000	5.50	04/15/2005	1,880,691

			$3,776,530

Maine – 0.3%
Maine State COPS Series 2003 C (AA-)
1,000,000	3.50	06/01/2007	1,030,110
1,000,000	4.00	06/01/2008	1,051,370

			$2,081,480

Maryland – 3.8%
Anne Arundel County GO Bonds Series 2003 (AA+/Aa1)
$5,000,000	5.00%	03/01/2006	$5,204,150
Maryland State GO Bonds State & Local Facilities Loan 2nd Series 2001 (AAA/Aaa)
3,000,000	5.00	07/15/2005	3,067,260
15,000,000	5.25	03/01/2006	15,665,400

			$23,936,810

Massachusetts – 1.0%
Boston Massachusetts GO BANS Series 2002 A (SP-1+/MIG1)
$1,000,000	3.50%	02/01/2006	$1,018,700
Massachusetts State GO Bonds Consumer Loan Series 1996 A (MBIA) (AAA/Aaa)^
2,000,000	5.13	01/01/2006	2,093,720
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aaa)
2,000,000	5.25	07/01/2009	2,186,640
Massachusetts State Health & Educational Facilities Authority RB for Partners Healthcare Series 2003 E (AA-/Aa3)
700,000	3.00	07/01/2005	705,068

			$6,004,128

Michigan – 0.5%
Detroit Michigan GO Bonds Series 1995 (FGIC-TCRS) (AAA/Aaa)
$1,500,000	6.25%	04/01/2005	$1,527,180
University of Michigan RB Refunding General Series 2003 (AA+/Aaa)
1,500,000	4.00	04/01/2005	1,513,245

			$3,040,425

Minnesota – 3.5%
Dakota County Minnesota GO Bonds Series 2003 A (AA+/Aa1)
$1,895,000	5.00%	02/01/2007	$2,019,104
Duluth Minnesota Economic Development Authority Health Care Facilities RB for Benedictine Health Systems-Saint Mary’s Series 2004 (A-)
400,000	2.00	02/15/2005	399,776
400,000	4.50	02/15/2006	410,388
Minneapolis Minnesota Health Care Systems RB for Fairview Health Services Series 2002 B (MBIA) (AAA/Aaa)
1,430,000	5.13	05/15/2008	1,560,230

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)
October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Minnesota – (continued)
Minnesota State GO Bonds Refunding Series 2003 (AAA/Aa1)
$10,000,000	2.00%	08/01/2005	$10,013,900
6,000,000	4.50	08/01/2006	6,263,100
Minnesota State GO Bonds Series 1996 (AAA/Aa1)
1,000,000	5.50	05/01/2005	1,018,230

			$21,684,728

Mississippi – 0.9%
Mississippi State GO Bonds Refunding Series 1978 (ETM) (AAA/Aaa)
$5,230,000	6.20%	02/01/2008	$5,844,734

Missouri – 0.2%
Cameron Missouri IDA Health Facilities RB for Cameron Community Hospital Series 2000 (ACA) (A)
$980,000	5.88%	12/01/2006	$1,039,780

Montana – 0.2%
Forsyth Montana PCRB Refunding Portland General Series 1998-A (BBB+/Baa2)-
$1,000,000	5.20%	05/01/2009	$1,061,260

Nevada – 3.4%
Carson City Hospital RB for Carson-Tahoe Hospital Project Series 2002 (BBB+)
$725,000	5.25%	09/01/2005	$741,030
Clark County Airport RB Sub Lien Series 1998 A (MBIA) (AAA/Aaa)
1,250,000	6.00	07/01/2008	1,401,638
Clark County Nevada School District GO Bonds Refunding Series 2003 A (FGIC) (AAA/Aaa)
10,000,000	5.00	06/01/2006	10,466,700
Las Vegas Valley Nevada Water District GO Bonds Refunding Water & Improvement Series 2003 A (FGIC) (AAA/Aaa)
5,000,000	5.00	06/01/2005	5,090,600
Nevada Department of Business and Industry Capital Appreciation RB for Las Vegas Monorail Series 2000 (AMBAC) (AAA/Aaa)@
800,000	0.00	01/01/2007	756,400
Nevada State GO Bonds Series 1995 C (ETM) (AA/Aa2)
1,475,000	6.50	05/01/2005	1,509,190
Washoe County Gas and Water Facilities RB for Sierra Pacific Power Co. Series 1987 (AMBAC) (AAA/Aaa)
1,300,000	6.30	12/01/2014	1,324,505

			$21,290,063

New Hampshire – 0.4%
New Hampshire Health and Education Facilities Authority RB for Southern New Hampshire Medical Center Series 2004 A (A-)
$490,000	3.00%	10/01/2006	$495,086
1,475,000	4.00	10/01/2008	1,537,879
New Hampshire Higher Educational and Health Facilities Authority RB for Frisbie Memorial Hospital Series 1993 (Baa1)
750,000	6.13	10/01/2013	759,758

			$2,792,723

New Jersey – 4.7%
Burlington Township School District GO Bonds Refunding Series 2004 (FGIC) (Aaa)
$1,245,000	5.00%	01/15/2009	$1,365,205
New Jersey Economic Development Authority RB for Market Transition Facility Series 2001 A (MBIA) (AAA/Aaa)
2,900,000	5.00	07/01/2005	2,960,842
New Jersey Economic Development Authority RB for Cigarette Tax Series 2004 (BBB/Baa2)
3,750,000	5.00	06/15/2007	3,982,988
3,750,000	5.00	06/15/2008	4,027,912
New Jersey Health Care Facilities Financing Authority RB for South Jersey Hospital Series 2002 (SPA – Merrill Lynch Capital Services) (Baa1)
2,555,000	5.00	07/01/2005	2,599,253
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson University Series 2002 D (ACA) (A)
335,000	5.00	07/01/2005	340,380
355,000	5.00	07/01/2006	369,342
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson University Series 2004 C
1,300,000	5.00	07/01/2007	1,360,879
1,405,000	5.00	07/01/2008	1,478,734
New Jersey State Transit Corp. RB for Capital GANS Series 2000 B (AMBAC) (AAA/Aaa)
2,000,000	5.50	02/01/2005	2,018,080
New Jersey State Transportation Trust Fund Authority RB for Transportation Systems Series 1995 B (MBIA) (AAA/Aaa)^
2,000,000	5.75	06/15/2005	2,088,120
New Jersey State Turnpike Authority RB Series 2000 A Prerefunded (ETM) (MBIA) (AAA/Aaa)
630,000	5.50	01/01/2007	676,393
New Jersey State Turnpike Authority RB Series 2000 A Unrefunded Balance (MBIA) (AAA/Aaa)
4,520,000	5.50	01/01/2007	4,846,886
Tobacco Settlement Financing Corp. RB Series 2003 (BBB/Baa3)
1,000,000	4.38	06/01/2019	995,380

			$29,110,394

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

New Mexico – 1.3%
Farmington PCRB for Public Service Co. San Juan Series 2003 A (BBB/Baa2)-
$2,700,000	2.10%	04/01/2006	$2,681,397
New Mexico State GO Bonds Capital Projects Series 2003 (AA+/Aa1)
3,350,000	5.00	03/01/2006	3,486,345
New Mexico State University RB Refunding & Improvement Series 2003 (FSA) (AAA/Aaa)
1,000,000	5.00	04/01/2008	1,088,070
University of New Mexico RB for FHA Insured Hospital Mortgage Series 2004 (FSA) (AAA/Aaa)
640,000	5.00	01/01/2009	696,749

			$7,952,561

New York – 8.9%
New York City Health & Hospital Corp. RB for Health System Series 2003 A (AMBAC) (AAA/Aaa)
$5,000,000	5.00%	02/15/2006	$5,192,200
New York City IDA Civic Facilities RB for Polytechnical University Project (BB+/Ba3)
200,000	5.10	11/01/2005	200,096
250,000	5.20	11/01/2007	248,770
New York GO Bonds Prerefunded Balance Series 1996 F (ETM) (A/A2)
920,000	7.00	02/01/2006	977,629
New York GO Bonds Refunding Series 1996 A (MBIA-IBC) (AAA/Aaa)
500,000	6.25	08/01/2008	542,570
New York GO Bonds Refunding Series 2002 C (A/A2)
2,500,000	5.25	08/01/2010	2,781,775
New York GO Bonds Series 1995 D (AAA/Aaa)^
1,500,000	6.00	02/15/2005	1,533,015
New York GO Bonds Unrefunded Balance Series 1996 F (A/A2)
1,080,000	7.00	02/01/2006	1,142,284
New York State Dormitory Authority Lease RB for Court Facilities Series 2003 A (A/A3)
4,090,000	5.00	05/15/2007	4,358,140
New York State Dormitory Authority RB for City University System Construction 4th Generation Series 2003 A (AA-/A3)
6,350,000	5.00	07/01/2007	6,803,517
New York State Dormitory Authority RB for City University System Construction 5th Generation Series 2003 A (AA-/A3)
1,250,000	5.00	01/01/2006	1,293,237
3,250,000	5.00	01/01/2007	3,443,050
New York State Dormitory Authority RB for North Shore Long Island Jewish Group Series 2003 (A3)
250,000	4.00	05/01/2005	252,523
575,000	5.00	05/01/2006	595,269
460,000	5.00	05/01/2007	484,559
New York State Power Authority Revenue & General Purpose RB Series 1998 A (AA-/Aa2)
2,000,000	5.50	02/15/2006	2,092,360
New York State Thruway Authority Service Contract RB for Local Highway & Bridge Series 2002 (AA-/A3)
2,000,000	5.00	04/01/2006	2,083,320
New York State Urban Development Corp. RB for Correctional & Youth Facilities Services Series 2003 A (AA-)-
5,750,000	5.25	01/01/2009	6,287,568
New York State Urban Development Corp. RB Series 2002 A (AA-/A3)
1,000,000	5.00	01/01/2005	1,004,960
Orange County New York Industrial Development Agency Life Care Community RB for The Glen Arden Income Project Series 1994 (AAA)^
3,930,000	8.88	01/01/2005	4,051,712
Otsego County New York Industrial Development Agency Civic Facilities RB for Hartwick College Project Series 2002 A (Ba1)
610,000	4.75	07/01/2005	617,076
Saratoga County New York Industrial Development Agency Civic Facilities RB for Saratoga Hospital Project Series 2004 A (BBB+)
285,000	3.00	12/01/2005	285,658
500,000	5.00	12/01/2007	531,905
Tobacco Settlement Financing Corp. RB Series 2003 B-1 (AA-/A3)
1,000,000	5.00	06/01/2010	1,083,630
Triborough Bridge & Tunnel Authority Revenues & General Purpose RB Series 1997 SR (ETM) (AA-/Aa3)
7,115,000	5.00	01/01/2007	7,341,826

			$55,228,649

North Carolina – 3.5%
North Carolina Eastern Municipal Power RB Refunding Series 1996 A (MBIA) (AAA/Aaa)
$2,000,000	6.00%	01/01/2006	$2,094,380
North Carolina Eastern Municipal Power RB Refunding Series 2003 C (BBB/Baa2)
1,190,000	5.00	01/01/2008	1,261,959
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (BBB+/Baa1)
2,000,000	5.00	01/01/2005	2,008,700
North Carolina State GO Bonds for Public Improvement Series 2001 A (AAA/Aa1)
5,725,000	4.50	03/01/2007	6,050,123
North Carolina State GO Bonds Refunding Series 2003 D (AAA/Aa1)
10,000,000	4.00	02/01/2006	10,261,800

			$21,676,962

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)
October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Ohio – 2.1%
Cleveland Ohio City School District RANS RB Series 1997 (AMBAC) (AAA/Aaa)
$2,000,000	5.50%	06/01/2006	$2,108,160
Lakewood Ohio Hospital Improvement RB for Lakewood Hospital Association Series 2003 (A-/A2)
1,000,000	5.00	02/15/2006	1,027,880
Ohio Air Quality Development Authority RB for Ohio Edison Co. Pollution Control Project Series 1999 C (BB+/Baa2)-
1,000,000	5.80	12/01/2004	1,002,780
Ohio GO Bonds for Higher Educational Capital Facilities Series 2000 A (AA+/Aa1)
1,775,000	5.00	02/01/2007	1,889,630
Ohio State Air Quality Development Authority RB for Ohio Edison Project Series 1999 B (BBB-/Baa1)-
3,750,000	2.25	06/01/2005	3,726,337
Ohio State Common Schools GO Bonds Series 2003 (AA+/Aa1)
1,000,000	4.00	06/15/2005	1,013,350
Ohio State Water Development Authority RB for Refunding Water Development Pure Water (AMBAC) (AAA/Aaa)
1,000,000	5.00	06/01/2006	1,046,350
Ohio Water Development Authority RB for Safe Water Series 1997 (AMBAC) (AAA/Aaa)
1,000,000	5.25	12/01/2004	1,002,660

			$12,817,147

Oklahoma – 0.1%
Grand River Dam Authority RB Series 1993 (BBB+/A2)
$750,000	5.75%	06/01/2006	$789,615

Oregon – 0.5%
Marion County GO Bonds for School District No. 103C Woodburn Series 1995 A (FGIC) (AAA/Aaa)^
$3,100,000	5.65%	11/01/2005	$3,216,467

Pennsylvania – 5.1%
Delaware River Port Authority Pennsylvania & New Jersey RB Refunding Port District Project Series 2001 A (FSA) (AAA/Aaa)
$5,085,000	5.25%	01/01/2008	$5,564,109
Harrisburg Pennsylvania Authority RB for Pooled Bond Program Series 1996 I (MBIA) (AAA/Aaa)^
3,000,000	5.63	04/01/2006	3,214,110
Lycoming County Authority Hospital RB for Williamsport Hospital Obligation Group Series 1995 (CONNIE LEE) (AAA)
1,545,000	6.00	11/15/2005	1,570,956
Montgomery County Pennsylvania Higher Education & Health Authority Hospital RB for Abington Memorial Hospital RMKT-7/15/03 Series 1993 A (AMBAC) (AAA/Aaa)
1,985,000	6.00	06/01/2006	2,105,450
2,105,000	6.00	06/01/2007	2,302,681
2,230,000	6.00	06/01/2008	2,495,481
Pennsylvania GO Bonds First Series 2001 (AA/Aa2)
2,000,000	5.00	01/15/2005	2,012,640
1,000,000	5.00	01/15/2010	1,104,480
Pennsylvania GO Bonds Series 2002 (AA/Aa2)
2,000,000	5.00	02/01/2006	2,075,580
Pennsylvania Hills Township GO Bonds Series 1995 (AMBAC) (AAA/Aaa)
750,000	5.00	12/01/2006	774,270
Pennsylvania State Higher Educational Facilities Authority RB for Widener University Series 2003 (BBB+)
795,000	5.00	07/15/2008	844,234
1,000,000	5.00	07/15/2009	1,061,850
Pennsylvania State IDA RB for Economic Development Prerefunded Balance Series 1996 (ETM) (AMBAC) (AAA/Aaa)
815,000	6.00	07/01/2007	897,266
Pennsylvania State IDA RB for Economic Development Unrefunded Balance Series 1996 (AMBAC) (AAA/Aaa)
3,185,000	6.00	07/01/2007	3,502,131
Philadelphia Pennsylvania Gas Works RB for Eighteenth Series 2004 (AGC) (AAA/Aa1)
1,185,000	5.00	08/01/2008	1,283,604
Philadelphia Water and Wastewater RB Series 1999 (AMBAC) (AAA/Aaa)
750,000	5.00	12/15/2006	795,907

			$31,604,749

Puerto Rico – 4.0%
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2003 C (MBIA) (AAA/Aaa)-
$5,000,000	5.00%	07/01/2008	$5,434,550
Puerto Rico Commonwealth GO Bonds Series 1993 (MBIA-IBC) (AAA/Aaa)
4,000,000	5.50	07/01/2008	4,445,360
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2003 A (A/Baa1)
3,000,000	5.00	07/01/2005	3,056,940
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2004 J (A/Baa1)
2,845,000	5.00	07/01/2006	2,971,290
Puerto Rico Public Buildings Authority RB GTD for Government Facilities Series 1997 B (ETM) (MBIA) (AAA/Aaa)
3,000,000	4.55	07/01/2005	3,053,520
Puerto Rico Public Finance Corp. RB Commonwealth Approp Series 2004 A (LOC-Government Bank for Puerto Rico) (BBB+/Baa2)-
5,000,000	5.75	02/01/2012	5,639,600

			$24,601,260

Rhode Island – 1.2%
Rhode Island State Health & Educational Building Corp. RB for Hospital Financing-Memorial Hospital Series 2003 (LOC-Fleet Bank) (AA-)
$1,560,000	4.00%	07/01/2006	$1,603,711
1,560,000	4.00	07/01/2007	1,618,609
1,540,000	4.00	07/01/2008	1,601,662

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Rhode Island – (continued)
Rhode Island State Health & Educational Building Corp. RB for Hospital Financing Series 2003 A (BBB/Baa2)
$525,000	3.20%	09/15/2006	$523,950
485,000	4.00	09/15/2008	495,248
585,000	4.30	09/15/2009	595,823
610,000	4.50	09/15/2010	620,803
635,000	4.75	09/15/2011	646,182

			$7,705,988

South Carolina – 1.1%
South Carolina GO Bonds for Capital Improvement Series 2001 B (AAA/Aaa)
$1,000,000	5.50%	04/01/2005	$1,015,230
South Carolina Jobs Economic Development Authority Hospital Facilities RB for Palmetto Health Alliance Refunding Series 2003 A (BBB/Baa2)
290,000	4.25	08/01/2005	292,488
370,000	4.50	08/01/2006	379,287
South Carolina State GO Bonds for Capital Improvement Series 2003 C (AAA/Aaa)
3,000,000	4.00	01/01/2006	3,073,350
South Carolina State Public Service Authority RB Refunding Series 2002 D (FSA) (AAA/Aaa)
2,000,000	5.00	01/01/2009	2,198,020

			$6,958,375

Tennessee – 0.7%
Johnson City Health and Educational Facilities Board Hospital RB for First Mortgage Mountain States Series 2001 B (Baa2)-
$1,175,000	5.25%	07/01/2005	$1,178,501
Shelby County Health Educational & Housing Facilities Board RB PA 1277 A (RITES) (AA)¡-
2,250,000	13.05	10/01/2008	2,892,510
Shelby County Health Educational & Housing Facilities Board RB PA 1277 B (RITES) (AA)¡
320,000	13.05	09/01/2008	416,698

			$4,487,709

Texas – 3.7%
Arlington Texas Independent School District GO Bonds for Capital Appreciation Refunding Series 2003 (PSF-GTD) (Aaa)@
$1,500,000	0.00%	02/15/2005	$1,491,450
Austin Texas Water & Wastewater Systems RB Refunding Series 2002 A (AMBAC) (AAA/Aaa)
2,500,000	5.00	11/15/2004	2,502,625
Brazoria County Texas Health Facilities Development Corp. RB for Brazosport Memorial Hospital Series 2004 (Radian) (AA)
965,000	5.00	07/01/2007	1,025,940
1,065,000	5.00	07/01/2009	1,155,631
Fort Worth Texas Water & Sewer Revenue RB for Refunding & Improvement Series 1998 (AA/Aa2)
5,000,000	5.00	02/15/2007	5,324,950
Fort Worth Texas Water & Sewer Revenue RB for Refunding & Improvement Series 2003 (AA/Aa2)
4,000,000	5.00	02/15/2006	4,154,280
Harris County Texas Health Facilities Development Corp. RB for Christus Health Series 1999 A (MBIA) (AAA/Aaa)
3,000,000	5.25	07/01/2007	3,216,630
Odessa Texas Junior College District RB Refunding Series 1995 A (AAA/Aaa)^
1,905,000	8.13	06/01/2005	2,027,911
Sam Rayburn Texas Municipal Power Agency RB Refunding (Radian) (AA/Baa2)
2,000,000	5.00	10/01/2008	2,161,880

			$23,061,297

Utah – 1.1%
Utah Building Ownership Authority Lease RB for Capital Appreciation Series 1998 B (FSA) (AAA/Aaa)@
$2,000,000	0.00%	05/15/2005	$1,979,720
Utah County Utah Hospital RB for IHC Health Services Inc. Series 2002 (AA+/Aa1)
1,500,000	5.00	05/15/2005	1,525,110
Utah State GO Bonds Series 2002 A (AAA/Aaa)
3,000,000	5.00	07/01/2005	3,062,940

			$6,567,770

Virginia – 5.2%
Chesapeake Virginia Hospital Authority Facility RB for Refunding Chesapeake General Hospital Series 2004 A (A3)
$2,075,000	5.00%	07/01/2006	$2,150,904
2,425,000	5.00	07/01/2008	2,581,485
Fairfax County Virginia GO Bonds Series 2003 B (AAA/Aaa)
7,445,000	3.00	06/01/2007	7,642,441
Loudoun County GO Bonds for Public Improvement Series 2001 C (AA+/Aaa)
1,250,000	5.25	11/01/2006	1,330,313
Peninsula Ports Authority Virginia Coal Term RB Refunding for Dominion Term Association Project Series 2003 (BBB+/Baa1)-
2,750,000	3.30	10/01/2008	2,785,255
Virginia Beach GO Bonds for Public Improvement Refunding Series 2003 A (AA+/Aa1)
2,500,000	5.50	05/01/2008	2,773,350
Virginia Beach GO Bonds for Public Improvement Refunding Series 2003 B (AA+/Aa1)
2,960,000	5.50	05/01/2008	3,283,646
Virginia College Building Authority Educational Facilities RB for 21st Century College & Equipment Series 2004 A (AA+/Aa1)
8,000,000	5.00	02/01/2009	8,776,800
Virginia Commonwealth Transportation Board RANS RB for Federal Highway Reimbursement Series 2000 (AA+/Aa2)
1,000,000	5.50	10/01/2006	1,064,510

			$32,388,704

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)
October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Washington – 1.6%
Clark County Washington School District No. 037 Vancouver GO Bonds Refunding Series 2003 B (Aa1)
$1,790,000	4.00%	06/01/2005	$1,811,892
Washington State Health Care Facilities Authority RB for Multicare Health Systems Series 1998 (MBIA) (Aaa)
2,000,000	5.00	08/15/2005	2,047,600
Washington State Public Power Supply RB Refunding Series 1997 A (AMBAC) (AAA/Aaa)
1,000,000	5.00	07/01/2006	1,047,740
Washington State Public Power Supply System Nuclear Project No. 2 RB Series 1990 C (MBIA-IBC) (AAA/Aaa)@
5,000,000	0.00	07/01/2005	4,932,700

			$9,839,932

West Virginia – 0.3%
West Virginia Higher Education Political Community RB for University Facilities Refunding Series 2003 A (MBIA) (AAA/Aaa)
$1,680,000	5.00%	04/01/2006	$1,748,074

Wisconsin – 1.4%
Badger Power Marketing Authority Inc. Transmission Delivery Facilities RB Series 1993 Prerefunded (ETM) (AMBAC) (AAA/Aaa)
$200,000	5.30%	10/01/2008	$214,050
Badger Power Marketing Authority Inc. Transmission Delivery Facilities RB Series 1993 Unrefunded Balance (AMBAC) (AAA/Aaa)
990,000	5.30	10/01/2008	1,054,508
Wisconsin GO Bonds Series 2000 A (AA-/Aa3)
2,000,000	5.50	05/01/2005	2,035,860
Wisconsin State Health & Educational Facilities Authority RB for Fort Healthcare Inc. Project Series 2004 (BBB+)
665,000	4.00	05/01/2007	682,962
695,000	4.00	05/01/2008	710,929
715,000	4.00	05/01/2009	722,615
Wisconsin State Health & Educational Facilities Authority RB for Gundersen Lutheran Hospital Series 2003 A (FSA) (AAA/Aaa)
1,000,000	5.00	02/15/2007	1,062,450
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Services Series 2003 A (A/A2)
500,000	4.00	08/15/2005	505,925
1,555,000	4.00	08/15/2006	1,593,471

			$8,582,770

Wyoming – 0.3%
Platte County PCRB for Basin Electric Power Series 1994 (AMBAC-TCRS) (AAA/Aaa)
$1,975,000	4.95	01/01/2006	$2,041,024

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost $604,185,820)			$607,012,551

Other Municipals – 1.8%

MMA Financial CDD Senior Securitization Trust RB for Various States Bartram Springs Passthru Series 2003 B (LOC – Compass Bank) (A1)†-
$6,190,000	3.38%	11/01/2008	$6,234,692
Municipal Mortgage & Equity LLC RB for 1999 A Tax-Exempt MF Hsg. Certificates Series 1999†-
5,000,000	4.95	08/15/2005	5,031,350

TOTAL OTHER MUNICIPALS
(Cost $11,190,000)			$11,266,042

Short Term Investment# – 0.2%

Florida – 0.2%
Venice Health Care RB VRDN for Bon Secours Health System Series 2002 B (FSA) (AAA/Aaa)
$900,000	1.80%	11/04/2004	$900,000

TOTAL SHORT TERM INVESTMENT
(Cost $900,000)			$900,000

TOTAL INVESTMENTS – 99.8%
(Cost $616,275,820)			$619,178,593

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

†	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $11,266,042, which represents approximately 1.8% of net assets as of October 31, 2004.

¡	Inverse variable rate security. Coupon rate disclosed is that which is in effect at October 31, 2004.

@	Security issued with a zero coupon. Income is recognized through the accretion of discount.

^	Prerefunded security. Maturity date disclosed is prerefunding date.

#	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2004.

-	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

§	This security is issued with a zero coupon rate which increases to the stated rate at a set date in the future.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AGC	—	Insured by ACE Guaranty Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	—	Insured by American Municipal Bond Assurance Corp. – Transferable Custodial Receipts
BANS	—	Bond Anticipation Notes
CONNIE LEE	—	College Construction Loan Insurance Association
COPS	—	Certificates of Participation
ETM	—	Escrow to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FGIC-TCRS	—	Insured by Financial Guaranty Insurance Co. – Transferable Custodial Receipts
FHA	—	Federal Housing Administration
FSA	—	Insured by Financial Security Assurance Co.
GANS	—	Grant Anticipation Notes
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance – Insured Bond Certificates
MF Hsg	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
Radian	—	Insured by Radian Asset Assurance
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RITES	—	Residual Interest Tax Exempt Securities
RMKT	—	Remarketed
SPA	—	Stand-by Purchase Agreement
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance

Security ratings disclosed are issued by Standard & Poor’s/ Moody’s Investor Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS MUNICIPAL INCOME FUND

Performance Summary

October 31, 2004

The following graph shows the value as of October 31, 2004, of a $10,000 investment made on August 1, 1993 in Class A Shares (with the maximum sales charge of 4.5%) of the Goldman Sachs Municipal Income Fund. For comparative purposes, the performance of the Fund’s benchmark, the Lehman Brothers Aggregate Municipal Bond Index (“Lehman Aggregate Muni Bond Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of fund shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads. In addition to the investment adviser’s decision regarding issuer/industry investment selection and allocation, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a portfolio.

Municipal Income Fund’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested August 1, 1993 to October 31, 2004.(a)

Average Annual Total Return through October 31, 2004	Since Inception	Ten Years	Five Years	One Year

Class A (commenced July 20, 1993)
Excluding sales charges	5.58%	6.53%	6.74%	6.09%
Including sales charges	5.15%	6.04%	5.76%	1.29%

Class B (commenced May 1, 1996)
Excluding contingent deferred sales charges	5.15%	n/a	5.93%	5.30%
Including contingent deferred sales charges	5.15%	n/a	5.54%	0.13%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	4.54%	n/a	5.93%	5.30%
Including contingent deferred sales charges	4.54%	n/a	5.93%	4.26%

Institutional Class (commenced August 15, 1997)	5.72%	n/a	7.15%	6.52%

Service Class (commenced August 15, 1997)	5.28%	n/a	6.69%	5.95%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following the commencement of operations.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments

October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – 96.4%

Alaska – 2.3%
Alaska State Housing Finance Corp. RB for General Mortgage Series 1997 A (MBIA) (AAA/Aaa)
$2,000,000	6.00%	06/01/2027	$2,077,280
Alaska State Housing Finance Corp. RB Series 1999 A (MBIA) (AAA/Aaa)
2,490,000	6.00	06/01/2049	2,603,619
Northern Tobacco Securitization Corp. RB for Alaska Asset Backed Bonds Series 2001 (BBB/Baa3)
1,500,000	5.50	06/01/2029	1,261,995

			$5,942,894

Arizona – 3.8%
Arizona School Facilities Board RB for State School Trust Series 2004 A (AMBAC) (AAA/Aaa)
$3,410,000	5.75%	07/01/2018	$4,008,489
Coconino County PCRB for Nevada Power Co. Project Series 1995 E (B-)
325,000	5.35	10/01/2022	314,343
Maricopa County MF Hsg. IDA RB for Place Five and Greenery Apartments Series 1996 A (ETM) (AAA)
1,200,000	5.85	01/01/2008	1,258,944
Maricopa County United School District No. 41 GO Bonds Series 1995 (FSA) (AAA/Aaa)
2,500,000	6.25	07/01/2015	2,807,300
Northern Arizona University RB Series 2003 (FGIC) (AAA/Aaa)
1,235,000	5.50	06/01/2025	1,369,232

			$9,758,308

Arkansas – 3.7%
Arkansas Development Finance Authority Hospital RB for Washington Regional Medical Center Series 2000 (BBB-/Baa3)
$4,000,000	7.25%	02/01/2020	$4,427,480
Paragould Sales and Use Tax RB Series 2001 (AMBAC) (AAA/Aaa)
1,000,000	5.10	06/01/2018	1,078,060
575,000	5.05	06/01/2021	580,727
Rogers Arkansas School District No. 030 GO Bonds Refunding Series 2003 A (AMBAC) (Aaa)
1,175,000	4.00	02/01/2011	1,218,087
University of Arkansas RB for Construction UAMS Campus Series 2004 B (MBIA) (Aaa)
1,000,000	5.00	11/01/2027	1,030,020
University of Arkansas RB for Fayetteville Campus Series 2002 (FGIC) (Aaa)
1,185,000	5.50	12/01/2017	1,349,893

			$9,684,267

California – 10.4%
Abag Finance Authority RB for Non-Profit Corp. San Diego Hospital Association Series 2001 A (BBB+/Baa1)
$1,000,000	6.13%	08/15/2020	$1,073,290
Abag Finance Authority RB for Non-Profit Corp. Sansum-Santa Barbara Series 2002 A (A)
1,500,000	5.50	04/01/2021	1,595,595
California Educational Facilities Authority RB for Lutheran University Series 2004 C (Baa1)
175,000	5.00	10/01/2024	178,063
California Infrastructure & Economic Development Bank Revenue RB for LA County Department of Public Social Services Series 2003 (AMBAC) (AAA/Aaa)
1,505,000	5.75	09/01/2023	1,710,312
California State Economic Recovery GO Bonds Series 2004 A (AA-/Aa3)
125,000	5.00	01/01/2009	136,754
California State Economic Recovery RB for Drivers Series 2004 448 (RITES) (AA–)¡
625,000	15.00	07/01/2008	850,544
940,000	16.82	07/01/2014	1,279,218
California State GO Bonds Variable Purpose Series 2004 (A/A3)
500,000	5.25	04/01/2029	523,955
1,000,000	5.25	04/01/2034	1,044,800
California State Public Works Board Lease RB for UCLA Replacement Hospital Series 2002 A (FSA) (AAA/Aaa)
2,000,000	5.38	10/01/2019	2,210,920
California State University Fresno Association, Inc. RB for Senior Auxiliary Organization Event Center Series 2002 (Baa3)
1,000,000	6.00	07/01/2022	1,055,490
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003-A-1 (BBB/Baa3)
1,225,000	6.75	06/01/2039	1,208,830
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003-A-3 (BBB/Baa3)
350,000	7.88	06/01/2042	376,275
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003-A-5 (BBB/Baa3)
650,000	7.88	06/01/2042	698,795
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (A-/Baa1)
9,000,000	5.50	06/01/2043	9,459,450
Kaweah Delta Health Care District RB (A3)
325,000	6.00	08/01/2034	348,614
Kings River Conservation District Revenue COPS for Partnership Peaking Project Series 2004 (Baa1)
300,000	5.00	05/01/2011	327,495
300,000	5.00	05/01/2012	326,586
185,000	5.00	05/01/2015	200,662
Palo Alto Improvement Bond Act of 1915 for Special Assessment University Avenue Area off Street Parking Series 2002 A (BBB)
955,000	5.25	09/02/2015	975,934
Placentia California COPS Improvement Project Series 2004
1,000,000	5.45	07/01/2025	1,001,590
Santa Clara County Financing Authority RB for Measure B Transportation Improvement Program Series 2003 (A2)
200,000	5.00	08/01/2005	204,736
Torrance California COPS Refunding & Public Improvement Project Series 2005 B (AMBAC) (AAA/Aaa)
310,000	5.25	06/01/2034	323,159

			$27,111,067

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments  (continued)
October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Colorado – 1.0%
Aurora Centretech Metropolitan District GO Bonds Series 1998 C (LOC-BNP Paribas) (AA)-
$2,000,000	4.88%	12/01/2008	$2,110,880
Colorado Health Facilities Authority RB for Portercare Adventist Health System Series 2001 (A/A2)
500,000	6.50	11/15/2031	550,660

			$2,661,540

Connecticut – 2.0%
Connecticut State GO Bonds Residual Certificates Series 2001 515 (Aa3)¡
$1,335,000	13.85%	12/15/2013	$1,991,379
Connecticut State Special Obligation RB Rate Reduction Series 2004 A (AAA/Aaa)
2,025,000	5.00	12/30/2008	2,227,055
Mashantucket Western Pequot Tribe RB Series 1996 A (ETM) (AAA/Aaa)†
1,000,000	6.50	09/01/2005	1,038,670

			$5,257,104

District of Columbia – 0.7%
District of Columbia Tobacco Settlement Financing Corp. Asset Backed RB Series 2001 (BBB/Baa3)
$840,000	6.25%	05/15/2024	$811,373
1,000,000	6.50	05/15/2033	944,370

			$1,755,743

Florida – 4.1%
Crossings at Fleming Island Community Development District RB for Special Assignment Series 2000 B (MBIA) (AAA/Aaa)
$1,765,000	5.80%	05/01/2016	$2,015,789
Diamond Hill Community Development District Revenue for Capital Improvement Series 2004
1,750,000	6.00	05/01/2034	1,758,348
Hollywood Community Redevelopment Agency RB for Beach CRA (Baa2)
300,000	5.63	03/01/2024	318,501
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A
1,000,000	6.00	05/01/2035	1,004,460
Port Everglades Authority RB Series 1986 (ETM) (AAA/Aaa)
2,785,000	7.13	11/01/2016	3,494,590
St. Lucie West Services District Utilities RB Series 2004 (MBIA) (AAA/Aaa)
200,000	5.00	10/01/2038	205,680
Tampa Palms Open Space and Transportation Community Development District Revenue Special Assessment for Capital Improvement Area 7 Project Series 2004 (MBIA) (AAA/Aaa)
250,000	4.00	05/01/2013	261,237
1,400,000	4.50	05/01/2018	1,497,902

			$10,556,507

Georgia – 0.5%
Chatham County Georgia Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (A-/A3)
325,000	5.50	01/01/2034	337,123
Colquitt County GO Bonds for School District Sales Tax Series 2004 (AA+)
1,000,000	2.25	04/01/2009	971,170

			$1,308,293

Hawaii – 1.6%
Hawaii State Airport Systems RB Series 2000 B (AMT) (FGIC) (AAA/Aaa)
$3,500,000	6.63%	07/01/2017	$4,095,245

Illinois – 8.8%
Chicago Illinois GO Bonds and Refunding Project Series 2000 C (FGIC) (AAA/Aaa)
$1,000,000	5.50%	01/01/2019	$1,113,730
Chicago Illinois GO Bonds Series 2004 A (FSA) (AAA/Aaa)
825,000	5.00	01/01/2034	844,643
Chicago Illinois Ohare International Airport RB for General Airport 3rd Lien Series 2003 A-1 (XLCA) (AAA/Aaa)
490,000	5.25	01/01/2034	508,860
Chicago Illinois Tax Increment for Near South Redevelopment Project Series 2001 A (ACA) (A)
750,000	5.00	11/15/2011	797,948
1,250,000	6.25	11/15/2013	1,413,637
Chicago Illinois Tax Increment Junior Lien for Central Loop Redevelopment Project Series 2000 A (ACA) (A)
2,000,000	6.50	12/01/2008	2,243,000
Chicago Midway Airport RB Series 1996 A (MBIA) (AAA/Aaa)
2,500,000	5.50	01/01/2010	2,684,825
Illinois Development Finance Authority PCRB for Amerencips Series 2000 A (A/A2)-
2,300,000	5.50	02/28/2014	2,407,548
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund – University Center Project Series 2002 (Baa2)
2,000,000	6.25	05/01/2030	2,052,940
1,500,000	6.25	05/01/2034	1,533,930
Illinois State GO First Series 2002 (MBIA) (AAA/Aaa)
3,000,000	5.38	07/01/2019	3,339,240
Lake County Community Consolidated School District No. 041 GO Bonds Series 1999 A (FSA) (AAA/Aaa)
2,725,000	9.00	11/01/2016	4,062,975

			$23,003,276

Indiana – 0.3%
Indianapolis Airport Authority RB for Special Facilities Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
$640,000	5.10%	01/15/2017	$671,834

Iowa – 0.4%
Tobacco Settlement Authority RB for Iowa Asset Backed Bonds Series 2001 B (BBB/Baa3)
$1,400,000	5.60%	06/01/2035	$1,161,412

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Kansas – 0.4%
Wichita Hospital RB for Refunding and Improvement Facilities Series 2001 III (A+)
$1,000,000	5.50%	11/15/2025	$1,038,850

Kentucky – 2.0%
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)§
$3,250,000	0.00/6.00%	10/01/2018	$3,502,687
Nelson County Industrial Building RB for Mabex Universal Corp. Project Series 1995 (AMT) (LOC – LaSalle Bank N.A.) (Aa3)
500,000	6.50	04/01/2005	507,030
Russell RB Series 2000 PA 803 (RITES)¡
1,000,000	12.67	11/15/2005	1,121,270

			$5,130,987

Louisiana – 1.2%
Louisiana State Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2003 C (A/A3)
$1,000,000	5.25%	09/01/2015	$1,077,000
500,000	5.25	09/01/2016	535,450
New Orleans Levee District Public Improvement RB Series 1995 (FSA) (AAA/Aaa)
1,515,000	5.95	11/01/2015	1,622,444

			$3,234,894

Maryland – 2.3%
Anne Arundel County Special Obligation RB for Aundel Mills Project Series 2004 (AA+/Aa1)
$1,500,000	5.13%	07/01/2029	$1,570,830
Frederick County Special Tax for Lake Linganore Village Community Development Series 2001 A (Radian) (AA)
500,000	5.60	07/01/2020	554,780
1,000,000	5.70	07/01/2029	1,084,620
Maryland State Department of Transportation RB Series 2004 PA 1259 (RITES)¡
575,000	12.94	05/01/2014	858,119
Maryland State Health and Higher Educational Facilities Authority RB for Maryland Institute College of Art Series 2001 (Baa1)
500,000	5.50	06/01/2032	515,765
Maryland State Health and Higher Educational Facilities Authority RB for Medstar Health Series 2004 (BBB/Baa2)
500,000	5.38	08/15/2024	510,210
750,000	5.50	08/15/2033	765,502

			$5,859,826

Massachusetts – 2.7%
Massachusetts State GO Bonds Series 1996 D (AMBAC) (AAA/Aaa)
$3,000,000	4.50%	11/01/2015	$3,057,300
Massachusetts State Health and Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aaa)
3,750,000	5.25	07/01/2012	4,048,162

			$7,105,462

Michigan – 1.3%
Michigan Hospital Finance Authority RB for Ascension Health Credit Series 1999 A (MBIA) (AAA/Aaa)^
2,000,000	6.13	11/15/2009	2,334,720
Pontiac Tax Increment Finance Authority RB for Tax Increment Development Area No. 3 Series 2002 (ACA) (A)
1,000,000	5.38	06/01/2017	1,061,870

			$3,396,590

Mississippi – 0.8%
Mississippi Business Finance Corp. PCRB for Systems Energy Resources Inc. Project Series 1998 (BBB/Ba1)
$1,950,000	5.88%	04/01/2022	$1,962,148

Missouri – 1.4%
Cameron IDA Health Facilities RB Insured by Cameron Community Hospital Series 2000 (ACA) (A)
$1,800,000	6.25%	12/01/2021	$1,950,300
Missouri State Environmental Improvement & Energy Resource Authority RB for Kansas City Power & Light Series 1993 (BBB/A2)
515,000	4.00	01/02/2012	521,067
Missouri State Health and Educational Facilities Authority RB for St. Lukes Episcopal-Presbyterian Hospital Series 2001 (FSA) (AAA/Aaa)
1,000,000	5.50	12/01/2015	1,125,170

			$3,596,537

Montana – 0.4%
Forsyth Montana PCRB Refunding Portland Gen-A (BBB+/Baa2)-
$1,000,000	5.20%	05/01/2009	$1,061,260

Nevada – 3.2%
Clark County Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB-/Baa2)-
$765,000	5.45%	03/01/2013	$820,049
Las Vegas New Convention and Visitors Authority RB Series 1999 (AMBAC) (AAA/Aaa)
2,500,000	6.00	07/01/2014	2,864,850
Nevada Department of Business and Industry RB for Las Vegas Monorail Project 1st Tier Series 2000 (AMBAC) (AAA/Aaa)
2,500,000	5.63	01/01/2032	2,715,450
Washoe County GO Bonds for Reno Sparks Convention Series 2000 A (FSA) (AAA/Aaa)^
1,585,000	6.38	01/01/2010	1,858,793

			$8,259,142

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments  (continued)
October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

New Hampshire – 0.9%
New Hampshire Health and Educational Facilities Authority RB for Healthcare Systems Covenant Health Series 2002 (A-)
$500,000	6.00%	07/01/2022	$535,130
New Hampshire Health and Educational Facilities Authority RB for Southern New Hampshire Medical Center Series 2004 A (Radian) (AA)
100,000	5.00	10/01/2013	108,950
200,000	5.00	10/01/2015	216,316
100,000	5.00	10/01/2018	105,142
New Hampshire Higher Educational and Health Facilities Authority RB for Frisbie Memorial Hospital Series 1993 (Baa1)
1,250,000	6.13	10/01/2013	1,266,262

			$2,231,800

New Jersey – 3.1%
New Jersey Economic Development Authority RB for Cigarette Tax Series 2004 (Radian) (AA)
$1,085,000	5.50%	06/15/2016	$1,217,522
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center Healthcare Series 2002 (BBB-/Baa3)
500,000	6.50	07/01/2021	532,790
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson University Series 2002 D (ACA) (A)
625,000	5.25	07/01/2032	629,800
New Jersey State Transportation Trust Fund Authority RB for Transportation System Series 2003 C (A+/A1)
2,000,000	5.50	06/15/2019	2,259,380
1,000,000	5.50	06/15/2024	1,103,290
Tobacco Settlement Financing Corp. RB for New Jersey Asset Backed Bonds Series 2002 (BBB/Baa3)
2,370,000	6.00	06/01/2037	2,094,440
Tobacco Settlement Financing Corp. RB Series 2003 (BBB/Baa3)
300,000	6.75	06/01/2039	294,093

			$8,131,315

New Mexico – 2.6%
Farmington PCRB for Southern California Edison Co. Series 1993 A (MBIA) (AAA/Aaa)
$3,000,000	5.88%	06/01/2023	$3,040,560
Farmington PCRB Public Service Co. New Mexico Series 1997 D (BBB/Baa2)
3,530,000	6.38	04/01/2022	3,791,679

			$6,832,239

New York – 5.0%
Metropolitan Transportation Authority RB Series 2002 PA 1027 (RITES) (AMBAC)¡
$1,000,000	9.60%	11/15/2015	$1,283,000
New York City GO Bonds Prerefunded Series 1996 G (A/A2)^
2,205,000	5.75	02/01/2006	2,341,710
New York City GO Bonds Unrefunded Balance Series 1996 G (A/A2)
1,695,000	5.75	02/01/2014	1,790,547
New York City IDA Civic Facility RB for Polytechnic University Project Series 2000 (BB+/Ba3)
1,250,000	6.00	11/01/2020	1,175,813
New York City Transitional Finance Authority VRDN RB Series 2002 PA 1043 (RITES) (AA+)¡
1,000,000	8.66	11/01/2026	1,264,980
New York State Dormitory Authority RB for North Shore University Hospital Series 1998 (MBIA) (AAA/Aaa)
1,500,000	5.50	11/01/2014	1,754,820
Sales Tax Asset Receivable RB Series 2004 A (AMBAC) (AAA/Aaa)
600,000	5.00	10/15/2032	620,652
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series 2003 A-1 (AA-/A3)
2,600,000	5.50	06/01/2019	2,881,476

			$13,112,998

North Carolina – 2.2%
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 C (BBB/Baa2)
$500,000	5.38%	01/01/2016	$537,080
850,000	5.38	01/01/2017	914,251
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 D (BBB/Baa2)
600,000	5.13	01/01/2023	613,062
North Carolina Medical Care Community Hospital RB for Northeast Medical Center Project Series 2000 (AMBAC) (AAA/Aaa)
3,000,000	5.50	11/01/2025	3,262,680
North Carolina Municipal Power Agency RB No. 1 Catawba Electric RB Series 2003 A (BBB+/Baa1)
450,000	5.50	01/01/2013	498,002

			$5,825,075

North Dakota – 0.8%
Mercer County PCRB for Basin Electric and Power Series 1995-2 (AMBAC) (AAA/Aaa)
$2,000,000	6.05%	01/01/2019	$2,053,760

Ohio – 1.2%
Cleveland Cuyahoga County Port Authority RB for Rock and Roll Hall of Fame Series 1997 (ETM)
$600,000	5.45%	12/01/2005	$622,476
Ohio Air Quality Development Authority PCRB for Ohio Edison Co. Series 1999 C (BB+/Baa2)-
2,500,000	5.80	12/01/2004	2,506,950

			$3,129,426

Oregon – 0.8%
Klamath Falls Intermediate Community Hospital Authority RB for Merle West Medical Center Project Series 2002 (BBB)
$2,000,000	6.13%	09/01/2022	$2,105,260

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Pennsylvania – 1.2%
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB/A3)
$2,000,000	6.25%	11/01/2031	$2,091,100
Pennsylvania State Higher Educational Facilities Authority RB for Philadelphia University Series 2004 A (BBB/Baa2)
400,000	5.25	06/01/2032	397,176
Pennsylvania State Higher Educational Facilities Authority RB for Widener University Series 2003 (BBB+)
575,000	5.40	07/15/2036	592,348

			$3,080,624

Puerto Rico – 1.4%
Puerto Rico Commonwealth Highway and Transportation Authority RB Series 1996 Y (XLCA) (AAA/Aaa)
$2,500,000	5.00%	07/01/2036	$2,613,800
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2004 A (AMBAC) (LOC – Government Development Bank for Puerto Rico) (AAA/Aaa)-
1,000,000	5.25	02/01/2012	1,117,970

			$3,731,770

Tennessee – 4.6%
Elizabethton Health and Educational Board RB First Mortgage Series 2000 B (MBIA) (AAA/Aaa)
$2,000,000	6.25%	07/01/2015	$2,427,540
Hallsdale Powell Utility District RB for Knox County Water & Sewer Improvement Series 2004 B (FGIC) (AAA/Aaa)
1,260,000	5.00	04/01/2034	1,295,860
Johnson City Health and Educational Facilities Board Hospital For Mountain States Health RB First Mortgage Series 2000 A (MBIA) (AAA/Aaa)
3,000,000	6.25	07/01/2016	3,673,740
McMinnville Housing Authority RB First Mortgage for Beersheba Heights Tower Series 1997 (A2)
760,000	6.00	10/01/2009	808,389
Shelby County Health Educational & Housing Facilities Board RB PA 1277 A (RITES) (AA)¡-
810,000	13.05	10/01/2008	1,041,303
Shelby County Health Educational & Housing Facilities Board RB PA 1277 B (RITES) (AA)¡
120,000	13.05	09/01/2008	156,262
Sullivan County Health Educational and Housing Facilities Board RB for Wellmont Health Systems Project Series 2002 (BBB+)
300,000	5.25	09/01/2005	306,084
Tennessee Housing Development Agency RB for Homeownership Program 1 Series 2000 (AMT) (AA/Aa2)
2,130,000	5.85	07/01/2011	2,298,462

			$12,007,640

Texas – 6.2%
Brazos River Authority PCRB for Texas Utility Co. Series 1999 A (AMT) (BBB/Baa2)
$700,000	7.70%	04/01/2033	$818,818
Brazos River Authority PCRB for TXU Electric Co. Project Series 1999 C (AMT) (BBB/Baa2)
1,200,000	7.70	03/01/2032	1,403,688
Brazos River Authority PCRB for TXU Electric Co. Project Series 2001 C (AMT) (BBB/Baa2)-
790,000	5.75	11/01/2011	858,082
Brazos River Authority RB for Texas Reliant Energy Inc. Project Refunding Series 1999 PJ-A (BBB-/Ba2)
1,250,000	5.38	04/01/2019	1,260,650
Fort Bend County Municipal Utilities District No. 30 GO Bonds Series 2004 (FSA) (AAA/Aaa)
2,015,000	5.75	09/01/2027	2,253,092
Gregg County Health Facilities Development Corp. RB for Good Shepherd Medical Center Project Series 2000 (Radian) (AA)
3,000,000	6.38	10/01/2025	3,396,720
Gulf Coast Waste Disposal Authority Texwaste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB/Baa3)
1,000,000	6.65	04/01/2032	1,082,380
Harris County Hospital District RB (MBIA) (AAA/Aaa)
2,050,000	6.00	02/15/2016	2,348,193
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B1)
1,300,000	6.63	01/01/2011	1,306,708
Waxahachie Independent School District GO Bonds Capital Appreciating Prerefunded Series 2000 (PSF-GTD) (Aaa)@^
1,775,000	0.00	08/15/2010	1,228,921
Waxahachie Independent School District GO Bonds Capital Appreciating Unrefunded Balance Series 2000 (PSF-GTD) (Aaa)@
80,000	0.00	08/15/2013	56,299

			$16,013,551

Utah – 0.8%
Tooele County Hazardous Waste Treatment RB for Union Pacific Project Series 1992 A (AMT) (BBB/Baa2)
$2,000,000	5.70%	11/01/2026	$2,038,960

Vermont – 0.8%
Vermont State Student Assistance Corp. Education Loan RB for Finance Program Series 1993 D (FSA) (AMT) (AAA/Aaa)
$2,000,000	9.50%	12/15/2005	$2,141,140

Virginia – 1.5%
Chesapeake IDA PCRB for Virginia Project Series 1985 (BBB+/A3)
$750,000	5.25%	02/01/2008	$777,690
Fairfax County Economic Development Authority RB for Residential Recovery Refunding Series 1998 A (AMT) (AMBAC) (AAA/Aaa)
2,890,000	5.85	02/01/2006	3,025,252

			$3,802,942

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments  (continued)
October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Washington – 5.2%
Chelan County Public Utilities District No. 001 RB for Chelan Hydro Project Series 1997 D (AMT) (MBIA) (AAA/Aaa)
$2,500,000	6.35%	07/01/2028	$2,745,175
King County Sewer RB Series 1999-2 (FGIC) (AAA/Aaa)^
3,965,000	6.25	01/01/2009	4,593,294
Vancouver Downtown Redevelopment Authority RB for Conference Center Project Series 2003 A (ACA) (A)
3,025,000	6.00	01/01/2034	3,202,356
Washington Housing Finance Commission RB for Single Family Program Series 2000 5-NR (FNMA, FHLMC, GNMA) (Aaa)
345,000	5.70	06/01/2016	357,972
Washington Public Power Supply System RB for Nuclear Project No. 2 Series 1996 A (AMBAC) (AAA/Aaa)
2,500,000	5.70	07/01/2011	2,688,800

			$13,587,597

Wisconsin – 2.8%
Badger Tobacco Asset Securitization Corp. RB Asset Backed Series 2002 (BBB/Baa3)
$1,000,000	6.38%	06/01/2032	$935,470
Wisconsin State GO Bonds Series 1999 C (AA-/Aa3)^
5,380,000	6.25	05/01/2010	6,307,189

			$7,242,659

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost $232,153,866)			$250,681,942

Other Municipals – 1.2%

Charter Mac Equity Issuer Trust RB Series 2003 A Multifamily Tax-Exempt (AMT)†-
$2,000,000	3.25%	03/15/2005	$2,005,520
Municipal Mortgage & Equity LLC RB for 1999 A Tax-Exempt MF Hsg. Certificates Series 1999†-
1,000,000	4.95	08/15/2005	1,006,270

TOTAL OTHER MUNICIPALS
(Cost $3,000,000)			$3,011,790

Short Term Investments# – 2.9%

Florida – 0.7%
Venice Health Care RB VRDN for Bon Secours Health Systems Series 2002 B (FSA) (AAA/Aaa)
$1,875,000	1.80%	11/04/2004	$1,875,000

Michigan – 0.7%
Michigan State Hospital Finance Authority RB VRDN for Bon Secours Health Series 2002 B (FSA) (AAA/Aaa)
$1,750,000	1.80%	11/04/2004	$1,750,000

North Carolina – 0.5%
North Carolina Medical Care Community Health Care Facilities RB VRDN for Wake Forest University Subseries 2002 A (MBIA) (AAA/Aaa)
$1,225,000	1.80%	11/03/2004	$1,225,000

Virginia – 0.4%
Henrico County Economic Development Authority RB VRDN for Bon Secours Health System Series 2002 B (MBIA) (AAA/Aaa)
$1,150,000	1.80%	11/04/2004	$1,150,000

Wisconsin – 0.6%
Wisconsin State Health and Educational Facilities Authority RB VRDN for Ministry Health Care Series 1999 A (MBIA) (AAA/Aaa)
$100,000	1.80%	11/03/2004	$100,000
Wisconsin State Health and Educational Facilities Authority RB VRDN for Ministry Health Care Series 1999 B (MBIA) (AAA/Aaa)
1,500,000	1.80	11/03/2004	1,500,000

			$1,600,000

TOTAL SHORT TERM INVESTMENTS
(Cost $7,600,000)			$7,600,000

TOTAL INVESTMENTS – 100.5%
(Cost $242,753,866)			$261,293,732

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

†	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,050,460, which represents approximately 1.6% of net assets as of October 31, 2004.

¡	Inverse variable rate security. Coupon rate disclosed is that which is in effect at October 31, 2004.

@	Security issued with a zero coupon. Income is recognized through the accretion of discount.

^	Prerefunded security. Maturity date disclosed is prerefunding date.

#	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2004.

-	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

§	This security is issued with a zero coupon rate which increases to the stated rate at a set date in the future.

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COPS	—	Certificates of Participation
CRA	—	Community Reinvestment Act
ETM	—	Escrow to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GNMA	—	Insured by Government National Mortgage Co.
GO	—	General Obligation
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg.	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
Radian	—	Insured by Radian Asset Assurance
RB	—	Revenue Bond
RITES	—	Residual Interest Tax Exempt Securities
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance

Security ratings disclosed are issued by Standard & Poor’s/ Moody’s Investor Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Performance Summary

October 31, 2004

The following graph shows the value as of October 31, 2004, of a $10,000 investment made on April 3, 2000 (commencement of operations) in the Institutional Shares of the Goldman Sachs High Yield Municipal Fund. For comparative purposes, the performance of the Fund’s benchmarks, the Lehman Brothers Aggregate Municipal Bond Index and Lehman Brothers High Yield Municipal Bond Index (“Lehman Aggregate Muni Bond Index and Lehman High Yield Muni Bond Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of fund shares. Performance of Class A, Class B and Class C Shares will vary from the Institutional Shares due to differences in fees and loads. In addition to the investment adviser’s decision regarding issuer/industry investment selection and allocation, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a portfolio.

High Yield Municipal Fund’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested April 3, 2000 to October 31, 2004.

Average Annual Total Return through October 31, 2004	Since Inception	One Year

Class A (commenced April 3, 2000)
Excluding sales charges	7.58%	7.40%
Including sales charges	6.51%	2.59%

Class B (commenced April 3, 2000)
Excluding contingent deferred sales charges	6.78%	6.60%
Including contingent deferred sales charges	6.35%	1.39%

Class C (commenced April 3, 2000)
Excluding contingent deferred sales charges	6.78%	6.60%
Including contingent deferred sales charges	6.78%	5.56%

Institutional Class (commenced April 3, 2000)	8.03%	7.93%

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments

October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – 97.8%

Alaska – 0.5%
Alaska State Housing Finance Corp. General Mortgage RB Series 1997 A (MBIA) (AAA/Aaa)
$5,000,000	6.00%	06/01/2027	$5,193,200
Northern Tobacco Securitization Corporate Settlement RB for Asset Backed Bonds Series 2000 (BBB/Baa3)
5,000,000	6.20	06/01/2022	4,993,450
Northern Tobacco Securitization Corporate Settlement RB for Asset Backed Bonds Series 2001 (BBB/Baa3)
7,500,000	5.50	06/01/2029	6,309,975

			$16,496,625

Arizona – 1.9%
Apache County IDA PCRB for Tuscon Electric Power Co. Project Series 1998 A (B+/Ba3)
$5,000,000	5.85%	03/01/2028	$5,001,650
Apache County IDA PCRB for Tuscon Electric Power Co. Project Series 1998 B (B+/Ba3)
5,000,000	5.88	03/01/2033	5,000,400
Coconino County PCRB for Nevada Power Co. Project Series 1995 E (B-)
1,500,000	5.35	10/01/2022	1,450,815
Coconino County PCRB for Nevada Power Co. Series 1997 B (AMT) (B-)
2,500,000	5.80	11/01/2032	2,429,625
Maricopa County IDA Health Facilities RB for Catholic Healthcare West Series 2004 A (BBB+/Baa1)
7,000,000	5.38	07/01/2023	7,184,520
Maricopa County PCRB for El Paso Electric Co. Project Series 2002 A (BBB-/Baa3)-
12,300,000	6.25	08/01/2005	12,633,822
Maricopa County PCRB for El Paso Electric Co. RMKT-8/24/00 Series 1985 A (BBB-/Baa3)-
8,000,000	6.38	08/01/2005	8,224,400
Maricopa County PCRB for Public Service Palo Verde Series 2003 A (BBB/Baa2)-
4,000,000	4.00	07/01/2009	4,035,520
Maricopa County PCRB for Southern California Edison Co. Series 2000 A (BBB/A3)-
5,000,000	2.90	03/02/2009	4,923,450
Pima County IDA RB for Tuscon Electric Power Co. Project Series 1997 B (B+/Ba3)
6,000,000	6.00	09/01/2029	6,002,100
University Medical Center Corp. RB Series 2004 (BBB+/A3)
2,150,000	5.00	07/01/2024	2,185,088
Yavapai County IDA Hospital Facilities RB for Regional Medical Center Series 2003 A (Baa2)
1,250,000	6.00	08/01/2033	1,313,387

			$60,384,777

Arkansas – 0.1%
Little River County RB for Georgia Pacific Corp. Project Series 1998 (AMT) (Ba3)
$3,010,000	5.60%	10/01/2026	$2,920,904

California – 13.1%
Abag Finance Authority for Nonprofit Corps. Community Facilities District Special Tax No. 2004-2 Windemere Ranch Series 2004
3,855,000	6.00	09/01/2027	4,030,441
4,900,000	6.00	09/01/2034	5,107,760
Abag Finance Authority RB for Nonprofit Corps. Samsum-Santa Barbara Series 2002 A (A)
2,000,000	5.50	04/01/2021	2,127,460
2,750,000	5.60	04/01/2026	2,870,065
Brentwood California Infrastructure Refunding Authority RB CIFP Series 2004-1
1,350,000	5.75	09/02/2024	1,351,026
2,200,000	5.80	09/02/2028	2,201,672
2,500,000	5.80	09/02/2034	2,510,775
California Department Water Resources Power Supply RB for Drivers Series 2002 310 (AMBAC) (RITES) (AAA)¡
5,000,000	8.94	05/01/2014	6,396,400
California Educational Facilities Authority RB for Dominican University Series 2001 (Baa3)
1,445,000	5.75	12/01/2030	1,492,671
California Educational Facilities Authority RB for Lutheran University Series 2004 C (Baa1)
1,075,000	5.00	10/01/2024	1,093,812
1,000,000	5.00	10/01/2029	1,000,250
California Educational Facilities Authority RB for Pepperdine University Series 2000 (A1)
6,000,000	5.75	09/15/2030	6,525,060
California Financing Authority PCRB for Drivers Series 2004 475 (AMT) (FGIC) (Aaa)-¡
7,500,000	7.67	06/01/2007	8,187,450
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 2004 G (BBB+/Baa1)
3,000,000	5.25	07/01/2023	3,062,190
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 2004 H (BBB+/Baa1)-
4,000,000	4.45	07/01/2011	4,122,760
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 2004 I (BBB+/Baa1)-
8,000,000	4.95	07/01/2014	8,403,600
California State Department Water Resources Power Supply RB Series 2003 PA 1152 R (FSA) (RITES)¡
18,250,000	8.17	05/01/2011	22,857,030
California State Economic Recovery GO Bonds for Rols RR II Series 2004 R 281 (RITES) (AA-)-¡
6,250,000	14.56	07/01/2008	8,505,438
California State Economic Recovery GO Bonds Residuals Series 2004 933 (RITES) (Aa3)¡
6,250,000	15.15	07/01/2014	9,771,375
California State Economic Recovery GO Bonds Series 2004 A (AA-/Aa3)
1,275,000	5.00	01/01/2009	1,394,888

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments  (continued)

October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

California – (continued)
California State Economic Recovery RB for Drivers Series 2004 448 (RITES) (AA-)¡
$625,000	15.00%	07/01/2008	$850,544
4,060,000	16.82	07/01/2014	5,525,132
California State GO Bonds Refunding Series 2001 (XLCA) (AAA/Aaa)
3,250,000	5.50	03/01/2011	3,696,842
California State GO Bonds Series 2003 (A/A3)
2,000,000	5.25	02/01/2015	2,233,520
California State GO Bonds Series 2004 (A/A3)
20,000,000	4.00	02/01/2010	20,928,200
California State GO Bonds Variable Purpose Series 2004 (A/A3)
4,500,000	5.25	04/01/2029	4,715,595
9,000,000	5.25	04/01/2034	9,403,200
California Statewide Communities Development Authority RB for Notre Dame De Namur University Series 2003
3,000,000	6.63	10/01/2033	3,017,730
California Statewide Financing Authority Tobacco Settlement RB Asset Backed Pooled Tobacco Security Series 2002 A (Baa3)
2,500,000	6.00	05/01/2037	2,224,350
California University Fresno Association Inc. RB for AUX Organization Event Center Series 2002 (Ba1)
970,000	6.75	07/01/2022	1,012,932
Carlsbad Improvement Bond Act 1915 for Special Assessment District No. 2003-01 Series 2004
3,315,000	6.00	09/02/2034	3,414,748
Chino Community Facilities District Special Tax No. 03-3 Improvement Area 1 Series 2004
655,000	5.50	09/01/2022	652,734
565,000	5.55	09/01/2023	562,994
365,000	5.60	09/01/2024	363,671
1,300,000	5.70	09/01/2029	1,294,748
1,420,000	5.75	09/01/2034	1,413,852
Chula Vista Community Facilities District RB No. 99-1-Otay Series 2000
1,185,000	7.63	09/01/2029	1,268,543
Chula Vista Community Facilities District Special Tax No. 07-I-Otay Ranch Village Eleven Series 2004
1,700,000	5.70	09/01/2024	1,735,751
2,300,000	5.80	09/01/2028	2,353,406
3,150,000	5.88	09/01/2034	3,228,876
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset Backed Bonds Series 2003 B (A-/Baa1)
3,810,000	5.63	06/01/2038	4,037,724
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-1 (BBB/Baa3)
20,485,000	6.75	06/01/2039	20,214,598
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-2 (BBB/Baa3)
6,000,000	7.90	06/01/2042	6,460,080
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-3 (BBB/Baa3)
2,650,000	7.88	06/01/2042	2,848,936
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-4 (BBB/Baa3)
3,000,000	7.80	06/01/2042	3,210,690
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-5 (BBB/Baa3)
8,330,000	7.88	06/01/2042	8,955,333
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (A-/Baa1)
75,535,000	5.50	06/01/2043	79,391,062
Hawthorne Community Redevelopment Agency Special Tax for Community Facilities District No. 99-1 Series 2000 A (LOC – Wells Fargo Bank)
880,000	6.75	10/01/2020	899,360
1,180,000	7.20	10/01/2025	1,205,936
Hawthorne Community Redevelopment Agency Special Tax for Community Facilities District No. 99-1 Series 2000 B (LOC – Wells Fargo Bank)
1,675,000	7.20	10/01/2025	1,728,567
Hawthorne Community Redevelopment Agency Tax Allocation for Hawthorne Plaza Project Series 2001
2,375,000	6.88	07/01/2020	2,435,515
HI Desert California Memorial Health Care District RB Refunding Series 1998
2,250,000	5.50	10/01/2015	2,256,143
850,000	5.50	10/01/2019	840,157
Kaweah Delta Health Care District RB Series 2004 (A3)
3,675,000	6.00	08/01/2034	3,942,025
Kings River Conservation District California Revenue COPS for Peaking Project Series 2004 (Baa1)
1,000,000	4.50	05/01/2009	1,060,510
1,455,000	5.00	05/01/2010	1,587,245
2,700,000	5.00	05/01/2011	2,947,455
2,715,000	5.00	05/01/2012	2,955,603
1,425,000	5.00	05/01/2015	1,545,641
Lake Elsinore Improvement Bond Act 1915 for Special Assessment District No. 93-1 Series 2000
1,925,000	7.00	09/02/2030	2,044,908
Lincoln Special Tax for Community Facilities District No. 2003-1 Series 2004
3,800,000	5.95	09/01/2028	3,848,032
3,300,000	6.00	09/01/2034	3,341,613
Long Beach Special Tax for Community Facilities District #6 Pike Series 2002
5,000,000	6.30	10/01/2032	5,083,300
Los Angeles Community College District GO Bonds Series 2001 II-R-71-A (MBIA) (RITES) (Aaa)¡
1,665,000	12.90	08/01/2014	2,391,656
Los Angeles Community College District GO Bonds Series 2001 II-R-71-B (MBIA) (RITES) (Aaa)¡
1,670,000	12.93	08/01/2015	2,395,582

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

California – (continued)
Los Angeles Regional Airports Improvement Corp. RB for Facilities Sublease Continental Airlines Series 1994 (AMT) (B)
$975,000	9.25%	08/01/2024	$989,420
Los Angeles Regional Airports Improvement Corp. RB Series 2002 C (AMT) (B-/Caa2)
7,140,000	7.00	12/01/2012	6,662,834
25,855,000	7.50	12/01/2024	23,432,645
Oakley Public Finance Authority RB Series 2004
1,430,000	5.88	09/02/2024	1,442,612
2,000,000	6.00	09/02/2028	2,129,140
2,515,000	6.00	09/02/2034	2,538,088
Oceanside Community Development Commerce Tax Allocation for Downtown Redevelopment Project Series 2002 (Baa3)
1,500,000	5.75	09/01/2025	1,552,230
Oceanside Community Facilities District Special Tax No. 00-1 for Ocean Ranch Corp. Series 2004
1,000,000	5.75	09/01/2029	988,180
1,250,000	5.88	09/01/2034	1,250,000
Orange County Community Facilities District Special Tax for No. 1 Ladera Ranch Series 2000 A
1,000,000	6.20	08/15/2023	1,065,970
Palo Alto Improvement Bond Act 1915 Special Assessment for University Avenue Area Off Shore Parking Series 2002 A (BBB)
1,005,000	5.25	09/02/2016	1,026,527
1,055,000	5.25	09/02/2017	1,077,735
Richmond Improvement Bond Act 1915 for Special Assessment Improvement District No. 99-1 Series 2000
500,000	7.00	09/02/2017	517,130
San Leandro Community Facilities District No. 1 Special Tax Series 2000
1,690,000	6.40	09/01/2019	1,763,735
Santa Clara County Financing Authority Special Obligation RB for Measure B Transportation Improvement Program Series 2003 (A2)
1,060,000	5.00	08/01/2005	1,085,101
Soledad Improvement Bond Act 1915 for Special Assessment District No. 1 The Vineyards Series 2000
1,985,000	7.25	09/02/2030	2,032,501
Tobacco Securitization Authority Southern California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2002 A (BBB/Baa3)
2,895,000	5.63	06/01/2043	2,415,356
Torrance California COPS for Refinancing & Public Improvement Project Series 2004 B (AMBAC) (AAA/Aaa)
3,690,000	5.25	06/01/2034	3,846,640
Upland Community Facilities District Special Tax for 2003-2 San Antonio Improvement Series 2004 1-A
4,000,000	6.00	09/01/2034	4,057,040
Valley Health System Hospital RB Refunding & Improvement Project Series 1996 A (B+)
1,520,000	6.50	05/15/2015	1,494,570
2,520,000	6.50	05/15/2025	2,446,895
Valley Health Systems COPS Refunding Project Series 1993 (B+)
6,000,000	6.88	05/15/2023	6,003,060

			$410,354,571

Colorado – 0.7%
McKay Landing Metropolitan GO Bonds District No. 2 Series 2000
$1,500,000	7.50%	12/01/2019	$1,625,475
Saddle Rock South Metropolitan GO Bonds Mill Levy Obligation Series 2000
3,000,000	7.20	12/01/2019	3,221,730
Southlands Metropolitan GO Bonds District No. 1 Series 2004
1,000,000	7.00	12/01/2024	1,008,210
3,000,000	7.13	12/01/2034	3,029,850
Tablerock Metropolitan District Colorado GO Bonds
2,750,000	7.00	12/01/2033	2,847,543
Vista Ridge Metropolitan District GO Bonds Series 2001
10,000,000	7.50	12/01/2031	10,668,300

			$22,401,108

Connecticut – 0.3%
Connecticut GO Bonds for Residual Certificates Series 2001 515 (RITES) (Aa3)¡
$3,485,000	13.85%	12/15/2013	$5,198,470
Connecticut Health and Educational Facility Authority RB for St. Mary’s Hospital Corp. Series 1997 E (Ba1)
695,000	5.88	07/01/2022	623,061
University of Connecticut GO Bonds Series 2004 PA 1255 (MBIA) (RITES)¡
2,660,000	13.01	01/15/2011	3,934,938

			$9,756,469

Delaware – 0.0%
Delaware State Health Facilities Authority RB for Beebe Medical Center Project Series 2004 A (BBB/Baa1)
$1,250,000	5.50%	06/01/2024	$1,295,488

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments  (continued)

October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

District of Columbia – 0.4%
District of Columbia Housing Finance Agency Mortgage RB for Single Family Series 1997 B (GNMA/FNMA) (AMT) (AAA)
$1,905,000	6.35%	06/01/2028	$1,936,794
District of Columbia Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 (BBB/Baa3)
1,680,000	6.25	05/15/2024	1,622,746
6,000,000	6.50	05/15/2033	5,666,220
Washington D.C. Metropolitan Area Transportation Authority Gross Revenue RB for Rols RR II Series 2003 R 245 (MBIA) (RITES) (AAA)¡
2,785,000	15.92	01/01/2010	3,947,738

			$13,173,498

Florida – 32.3%
Amelia National Community Development District RB for Capital Improvement Series 2004 A
$3,360,000	6.30%	05/01/2035	$3,445,042
Ballantrae Community Development District RB for Capital Improvements Series 2004
5,000,000	6.00	05/01/2035	5,092,850
Beacon Tradeport Community Development District RB Special Assessment Project Series 2002 A (Radian) (AA)
1,990,000	5.25	05/01/2016	2,193,179
Bella Terra Community Development District Special Assessment Series 2002
725,000	5.65	11/01/2006	725,000
Bellalago Educational Facilities Benefits District RB for Capital Improvements Series 2004 A
7,000,000	6.00	05/01/2033	7,104,020
Bellalago Educational Facilities Benefits District RB for Capital Improvements Series 2004 B
5,220,000	5.80	05/01/2034	5,187,166
Bluewaters Community Development District Special Assessment Series 2004
3,000,000	6.00	05/01/2035	3,015,720
Bonita Springs Vasari Community Development District RB for Capital Improvements Series 2001 A
7,850,000	6.95	05/01/2032	8,428,937
Bonnet Creek Resort Community Development District Special Assessment RB Series 2002
10,000,000	7.38	05/01/2034	10,599,500
2,000,000	7.50	05/01/2034	2,125,320
Brandy Creek Community Development District Special Assessment Series 2003 A
3,510,000	6.35	05/01/2034	3,645,837
Brandy Creek Community Development District Special Assessment Series 2003 B
3,000,000	5.40	05/01/2009	3,051,120
Briger Community Development District Special Assessment RB Series 2002 A
2,965,000	6.75	05/01/2033	3,134,213
Brighton Lakes Community Development District Special Assessment Series 2004 A
1,500,000	6.13	05/01/2035	1,517,070
Brooks of Bonita Springs II Community Development District RB for Capital Improvements Series 2000 A
5,900,000	7.00	05/01/2031	6,238,778
Brooks of Bonita Springs II Community Development District RB for Capital Improvements Series 2003 A
1,645,000	6.13	05/01/2034	1,666,303
Capital Region Community Development District RB for Capital Improvement Series 2002 A
12,120,000	6.70	05/01/2032	12,854,957
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-1
1,095,000	6.70	05/01/2031	1,154,196
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-2
2,910,000	6.85	05/01/2031	3,112,274
Capital Trust Agency RB for Seminole Tribe Convention Series 2002 A
13,400,000	10.00	10/01/2033	16,500,358
Capital Trust Agency RB for Seminole Tribe Convention Series 2003 A
3,000,000	8.95	10/01/2033	3,537,720
Celebration Community Development District Special Assessment Series 2003 A
3,000,000	6.40	05/01/2034	3,120,030
Century Gardens Community Development District Special Assessment Series 2004
2,395,000	5.90	05/01/2034	2,405,754
CFM Community Development District RB for Capital Improvement Series 2004 A
20,000,000	6.25	05/01/2035	20,465,000
CFM Community Development District RB for Capital Improvement Series 2004 B
1,725,000	5.88	05/01/2014	1,757,792
City Center Community Development District RB BANS Series 2004
3,700,000	5.25	11/01/2005	3,698,594
Colonial Country Club Community Development District Florida Capital Improvement RB Series 2003
11,410,000	6.40	05/01/2033	11,952,317
Concorde Estates Community Development District RB for Capital Improvement Series 2004 A
2,350,000	5.85	05/01/2035	2,355,100
Concorde Estates Community Development District RB for Capital Improvement Series 2004 B
2,300,000	5.00	05/01/2011	2,299,287
Cory Lakes Community Development District for Special Assessment Series 2001 A
570,000	8.38	05/01/2017	639,848
Cory Lakes Community Development District for Special Assessment Series 2001 B
1,075,000	8.38	05/01/2017	1,175,244
Country Greens Community Development District Special Assessment RB Series 2003
6,100,000	6.63	05/01/2034	6,416,346

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
Covington Park Community Development District RB for Capital Improvement Series 2004 A
$1,145,000	6.25%	05/01/2034	$1,178,674
Covington Park Community Development District RB for Capital Improvement Series 2004 B
2,000,000	5.30	11/01/2009	2,034,040
Crossings at Fleming Island Community Development District RB for Special Assessment Series 2000 C
5,305,000	7.05	05/01/2015	5,664,467
Cutler Cay Community Development District Special Assessment Series 2004
5,000,000	6.13	05/01/2024	5,148,000
2,480,000	6.30	05/01/2034	2,552,738
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004
1,790,000	6.00	05/01/2034	1,798,538
Double Branch Community Development District Special Assessment Series 2002 A
11,100,000	6.70	05/01/2034	11,919,069
Double Branch Community Development District Special Assessment Series 2003 B
4,925,000	5.38	05/01/2008	5,025,716
East Park Community Development District Special Assessment Series 2002
5,300,000	6.85	05/01/2033	5,668,668
Fishhawk Community Development District Special Assessment RB Series 2000
90,000	6.65	05/01/2007	90,000
Fishhawk Community Development District II Special Assessment RB Series 2003 A
3,000,000	6.25	05/01/2034	3,112,620
Fishhawk Community Development District II Special Assessment RB Series 2003 B
3,160,000	5.00	11/01/2007	3,187,587
Fishhawk Community Development District II Special Assessment RB Series 2004 A
2,500,000	6.13	05/01/2034	2,546,925
Fleming Island Plantation Community Development District RB for Special Assessment Series 2000 B
5,255,000	7.30	05/01/2015	5,731,996
Gateway Services Community Development District Special Assessment for Stoneybrook Project Series 2003
6,290,000	5.50	07/01/2008	6,449,137
Gateway Services Community Development District Special Assessment for Sun City Center-Fort Meyers Project Series 2003 A
2,670,000	6.50	05/01/2033	2,788,388
Gateway Services Community Development District Special Assessment for Sun City Center-Fort Meyers Project Series 2003 B
1,850,000	5.50	05/01/2010	1,892,106
Gateway Services District Water & Sewer RB Refunding Series 2003
2,315,000	6.00	10/01/2019	2,309,074
Grand Hampton Community Development District RB for Capital Improvement Series 2003
5,200,000	6.15	05/01/2034	5,295,576
Grand Haven Community Development District Special Assessment Series 2002
1,600,000	6.13	11/01/2007	1,643,664
Grand Haven Community Development District Special Assessment Series 2003
3,070,000	5.20	11/01/2007	3,120,962
Grand Haven Community Development District Special Assessment Series 2004 B
7,000,000	5.00	05/01/2009	6,982,500
Greyhawk Landing Community Development District Special Assessment Series 2002 A
3,025,000	7.00	05/01/2033	3,260,980
Greyhawk Landing Community Development District Special Assessment Series 2002 B
2,200,000	6.25	05/01/2009	2,264,702
Griffin Lakes Community Development District Special Assessment Series 2002 A
4,550,000	6.70	05/01/2033	4,780,048
Habitat Community Development RB Series 2004
4,745,000	5.85	05/01/2035	4,770,101
Halifax Hospital Medical Center RB Series 1999 A
955,000	7.25	10/01/2024	1,035,631
Hamal Community Development District Special Assessment Series 2001
3,725,000	6.75	05/01/2031	3,928,311
Harbor Bay Community Development District Special Assessment for Capital Improvement Series 2001 A
2,340,000	7.00	05/01/2033	2,509,627
Harbour Isles Community Development District Special Assessment Series 2004
4,365,000	6.13	05/01/2035	4,445,491
Harbour Lake Estates Community Development District Special Assessment Series 2001
1,580,000	6.40	02/01/2006	1,603,589
Harbourage at Braden River Community Development District Special Assessment for Capital Improvement Series 2003 A
3,000,000	6.13	05/01/2034	3,060,720
Heritage Harbour South Community Development District RB for Capital Improvement Series 2002 A
4,000,000	6.50	05/01/2034	4,204,160
Heritage Harbour South Community Development District RB for Capital Improvement Series 2003 A
1,235,000	6.20	05/01/2035	1,268,036
Heritage Harbour South Community Development District RB for Capital Improvement Series 2003 B
2,680,000	5.25	11/01/2008	2,731,054
Heritage Isle at Viera Community Development District Special Assessment Series 2004 A
2,500,000	6.00	05/01/2035	2,508,600
Heritage Isle at Viera Community Development District Special Assessment Series 2004 B
3,500,000	5.00	11/01/2009	3,510,885

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments  (continued)

October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
Heritage Isles Community Development District RB for Special Assessment Series 2002
$2,285,000	5.90%	11/01/2006	$2,320,098
Heritage Landing Community Development District Revenue Notes Special Assessment BANS Series 2004
5,000,000	5.00	08/01/2005	4,979,850
Heritage Park Community Development District RB for Special Assessment Series 2004 A
5,900,000	6.30	05/01/2035	6,037,765
Hollywood Community Redevelopment Agency RB for Beach Cra Series 2004 (Baa2)
2,700,000	5.63	03/01/2024	2,866,509
Hypoluxo/ Haverhill Community Development District Special Assessment Series 2002 A
1,385,000	6.75	05/01/2033	1,468,252
Indian Trace Development District Special Assessment for Isles at Weston Project Series 2003
1,960,000	5.50	05/01/2033	1,959,686
Indigo Community Development District RB for Capital Improvement Series 1999 B
2,675,000	6.40	05/01/2006	2,704,505
Islands at Doral Florida Special Assessment Series 2003
1,820,000	6.38	05/01/2035	1,907,287
Islands at Doral III Community Development District Special Assessment Series 2004 A
10,000,000	5.90	05/01/2035	10,094,700
Islands at Doral Ne Community Development District Special Assessment Series 2004
1,835,000	6.25	05/01/2034	1,915,208
Julington Creek Plantation Community Development District Special Assessment Series 2002 (MBIA) (AAA/ Aaa)
2,970,000	4.75	05/01/2019	3,092,750
Killarney Community Development District Special Assessment Series 2004 A
2,535,000	6.00	05/01/2035	2,574,064
Killarney Community Development District Special Assessment Series 2004 B
3,675,000	5.13	05/01/2009	3,710,611
Laguna Lakes Community Development District Florida Special Assessment RB Series 2003 A
2,470,000	6.40	05/01/2033	2,574,506
Laguna Lakes Community Development District Florida Special Assessment RB Series 2003 B
1,565,000	5.25	11/01/2007	1,590,963
Lake Powell Residential Golf Community Development District Special Assessment Series 2000 A
2,970,000	7.45	05/01/2022	3,190,582
4,325,000	7.50	05/01/2032	4,657,895
Lakes by the Bay South Community Development District Special Assessment RB Series 2004 A
7,955,000	6.10	05/01/2023	8,202,878
4,000,000	6.25	05/01/2034	4,123,640
Lakes by the Bay South Community Development District Special Assessment RB Series 2004 B
6,500,000	5.30	05/01/2009	6,582,225
Lakewood Ranch Community Development District No. 4 Special Assessment RB Series 2004
2,190,000	5.95	05/01/2034	2,222,127
Lakewood Ranch Community Development District No. 5 Special Assessment RB Series 2001 A
4,865,000	6.70	05/01/2031	5,134,667
Lakewood Ranch Community Development District No. 5 Special Assessment RB Series 2003
3,585,000	5.30	11/01/2007	3,645,730
Lakewood Ranch Community Development District No. 6 RB for Capital Improvement Series 2004 A
5,930,000	6.13	05/01/2034	6,051,031
Lee County IDA Health Care Facilities RB for Shell Point Village Project Series 1999 A (BBB-)
7,000,000	5.50	11/15/2029	6,769,630
Lexington Oaks Community Development District Special Assessment Series 2002 A
2,500,000	6.70	05/01/2033	2,642,975
Live Oak Community Development District No. 001 Special Assessment Series 2003 A
4,500,000	6.30	05/01/2034	4,664,565
Live Oak Community Development District No. 001 Special Assessment Series 2003 B
8,205,000	5.30	05/01/2008	8,338,167
Longleaf Community Development District Special Assessment Series 2001
1,310,000	7.25	05/01/2009	1,353,793
Maple Ridge Community Development District Special Assessment Series 2000 A
1,550,000	7.15	05/01/2031	1,679,797
Maple Ridge Community Development District Special Assessment Unrefunded Balance Series 2000 B
600,000	6.15	11/01/2004	600,000
Marshall Creek Community Development District Special Assessment Series 2002
2,965,000	6.63	05/01/2032	3,107,735
Meadow Pines Community Development District Special Assessment RB Series 2004 A
7,095,000	6.25	05/01/2034	7,258,327
Meadow Pointe II Community Development District RB for Capital Improvement Series 2004 (Baa3)
660,000	3.40	05/01/2010	650,377
685,000	3.70	05/01/2011	678,677
710,000	3.88	05/01/2012	702,055
300,000	4.00	05/01/2013	296,643
1,745,000	4.60	05/01/2018	1,743,779
Meadow Pointe III Community Development District RB for Capital Improvement Series 2001 A
2,970,000	6.85	05/01/2033	3,146,240
Meadow Pointe III Community Development District RB for Capital Improvement Series 2003 A
3,970,000	6.40	05/01/2034	4,161,671
Meadow Pointe III Community Development District RB for Capital Improvement Series 2003 B
2,900,000	5.25	11/01/2007	2,948,111

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004-1
$2,130,000	4.80%	11/01/2009	$2,135,943
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A
1,000,000	6.00	05/01/2035	1,004,460
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2003 A
2,790,000	6.30	05/01/2034	2,904,446
Meadow Pointe IV Community Development District Tax Allocation for Capital Improvement Series 2004 A
3,005,000	6.00	05/01/2036	3,020,746
Mediterra North Community Development District RB for Capital Improvement Series 2001 A
4,805,000	6.80	05/01/2031	5,107,186
Mediterra South Community Development District RB for Capital Improvement Series 1999 A
475,000	6.95	05/01/2031	500,759
Mediterra South Community Development District RB for Capital Improvement Series 2001
1,600,000	6.85	05/01/2031	1,702,224
Mediterra South Community Development District RB for Capital Improvement Series 2003 A
5,035,000	6.38	05/01/2034	5,253,922
Mediterra South Community Development District RB for Capital Improvement Series 2003 B
4,520,000	5.50	05/01/2010	4,633,768
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Series 2001 A (BB/Ba2)
6,345,000	6.13	11/15/2011	6,527,863
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Series 2004 (BB/Ba2)
13,600,000	6.75	11/15/2029	14,431,640
Middle Village Community Development District Special Assessment Series 2004 A
6,000,000	5.80	05/01/2022	6,045,060
15,620,000	6.00	05/01/2035	15,903,503
Middle Village Community Development District Special Assessment Series 2004 B
2,750,000	5.00	05/01/2009	2,772,303
Middle Village Community Development District Special Assessment Series 2004 C
830,000	5.13	05/01/2009	842,267
Narcoossee Community Development District Special Assessment Series 2002 A
5,045,000	6.85	05/01/2033	5,407,332
Narcoossee Community Development District Special Assessment Series 2002 B
700,000	5.75	05/01/2008	716,639
Oak Creek Community Development District Special Assessment Series 2004
1,775,000	5.80	05/01/2035	1,760,498
Oakstead Community Development District RB for Capital Improvement Series 2002 A
4,745,000	6.88	05/01/2033	5,061,586
Oakstead Community Development District RB for Capital Improvement Series 2002 B
3,215,000	5.90	05/01/2007	3,276,792
Oakstead Community Development District RB for Capital Improvement Series 2003
1,560,000	5.20	11/01/2007	1,583,416
Orlando Urban Community Development District Special Assessment Series 2001 A
7,930,000	6.95	05/01/2033	8,456,948
Orlando Urban Community Development District Special Assessment for Capital Improvement Series 2004
1,000,000	6.00	05/01/2020	1,026,520
4,500,000	6.25	05/01/2034	4,639,095
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 A
2,305,000	6.13	05/01/2035	2,316,064
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 B
6,880,000	5.13	05/01/2009	6,913,506
Palm Beach County Plantation Community Development District Special Assessment RB Series 2004 A
7,250,000	6.25	05/01/2034	7,411,168
Panther Trace Community Development District Special Assessment Series 2002 A
1,680,000	7.25	05/01/2033	1,822,447
Park Place Community Development District Special Assessment Series 2003
4,505,000	6.38	05/01/2034	4,690,831
Parklands West Community Development District Special Assessment Series 2001 A
3,420,000	6.90	05/01/2032	3,620,446
Parklands West Community Development District Special Assessment Series 2001 B
545,000	6.00	05/01/2006	551,344
Parkway Center Community Development District Special Assessment Series 2000 A
490,505	8.25	05/01/2031	488,749
Pier Park Community Development District RB for Capital Improvement Series 2002 1
14,670,000	7.15	05/01/2034	15,384,869
Pier Park Community Development District RB for Capital Improvement Series 2002 2
1,330,000	7.15	05/01/2034	1,384,357
Poinciana Community Development District Special Assessment Series 2000 A
5,865,000	7.13	05/01/2031	6,189,745
Renaissance Community Development District RB for Capital Improvement Series 2002 A
7,335,000	7.00	05/01/2033	7,859,306
Renaissance Community Development District RB for Capital Improvement Series 2002 B
1,520,000	6.25	05/01/2008	1,575,799

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments  (continued)

October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
Reunion East Community Development District Special Assessment Series 2002 A
$20,190,000	7.20%	05/01/2022	$21,676,388
2,325,000	7.38	05/01/2033	2,501,467
Reunion East Community Development District Special Assessment Series 2002 B
2,980,000	5.90	11/01/2007	3,048,421
Reunion East Community Development District Special Assessment Series 2003
4,450,000	5.20	11/01/2007	4,513,947
Reunion West Community Development District Special Assessment Series 2004
22,000,000	6.25	05/01/2036	22,339,020
Rivercrest Community Development District Special Assessment Series 2001
5,485,000	7.00	05/01/2032	5,858,035
Riverside Park Community Development District Special Assessment Series 2004
2,025,000	6.13	05/01/2034	2,050,454
Saddlebrook Community Development District Special Assessment Series 2001 A
5,055,000	6.90	05/01/2033	5,368,916
Saddlebrook Community Development District Special Assessment Series 2001 B
255,000	6.25	05/01/2009	265,177
Sampson Creek Community Development District Capital Improvement Special Assessment Series 2000 A
2,285,000	6.95	05/01/2031	2,369,134
Seven Oaks Community Development District I RB Special Assessment Series 2002
3,395,000	5.60	11/01/2007	3,448,913
Seven Oaks Community Development District II RB Special Assessment Series 2003 A
4,760,000	6.40	05/01/2034	4,982,673
Seven Oaks Community Development District II RB Special Assessment Series 2003 B
3,480,000	5.30	11/01/2008	3,549,252
Seven Oaks Community Development District II RB Special Assessment Series 2004 A
5,000,000	5.88	05/01/2035	5,000,700
Seven Oaks Community Development District II RB Special Assessment Series 2004 B
7,000,000	5.00	05/01/2009	7,046,900
South Bay Community Development District BANS Series 2004
30,000,000	5.00	04/01/2005	30,043,500
South Dade Venture Community Development District Special Assessment Series 2004
2,815,000	6.00	05/01/2024	2,867,275
South Forks Community Development RB Series 2003
2,525,000	6.15	05/01/2033	2,579,540
Spicewood Community Development District Special Assessment Series 2003 A
3,000,000	6.10	05/01/2034	3,064,950
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 A
5,160,000	6.13	05/01/2034	5,412,788
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 B
815,000	5.30	05/01/2010	831,683
St. Lucie West Services District Capital Improvement RB for Road Project Series 1999
890,000	5.88	05/01/2009	890,000
St. Lucie West Services District Utilities RB Series 2004 (MBIA) (AAA/ Aaa)
2,400,000	5.00	10/01/2038	2,468,160
Sterling Hill Community Development District RB for Capital Improvement Series 2003 A
4,000,000	6.20	05/01/2035	4,102,600
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B
3,000,000	5.50	11/01/2010	3,046,050
Stonegate Community Development District RB Special Assessment Series 2004
2,250,000	6.13	05/01/2034	2,296,800
Stonelake Ranch Community Development District Special Assessment Series 2004 A
3,615,000	5.90	05/01/2034	3,653,934
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2002 (AMT)
6,870,000	6.80	10/01/2032	6,992,561
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2003 (AMT)
4,625,000	6.90	10/01/2034	4,697,566
Sumter Landing Community Development District Special Assessment Series 2003
10,000,000	6.95	05/01/2033	10,580,800
Thousand Oaks Community Development District Special Assessment BANS Series 2004
2,700,000	5.00	08/01/2005	2,691,252
Tomoka Community Development District Series 2004 A
8,250,000	6.10	05/01/2035	8,421,848
University Place Community Development District Special Assessment Series 2001 A
1,710,000	7.00	05/01/2032	1,834,762
University Place Community Development District Special Assessment Series 2001 B
440,000	6.10	05/01/2007	448,945
Venetian Community Development District RB for Capital Improvement Series 2002 A
4,000,000	6.75	05/01/2034	4,249,400
Village Center Community Development District Recreational RB SubSeries 1998 B
2,175,000	8.25	01/01/2017	2,346,238
Village Center Community Development District Recreational RB SubSeries 1998 C
2,180,000	7.38	01/01/2019	2,338,224

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
Village Center Community Development District Recreational RB SubSeries 2003
$4,005,000	6.35%	01/01/2018	$4,242,977
Village Center Community Development District Recreational RB SubSeries 2004 B
5,660,000	5.88	01/01/2015	5,851,252
Village Community Development District No. 3 Special Assessment Series 2002
8,030,000	6.50	05/01/2032	8,536,532
Village Community Development District No. 4 Special Assessment Series 2000
3,645,000	7.15	05/01/2018	3,986,427
Village Community Development District No. 4 Special Assessment Series 2002
5,065,000	6.88	05/01/2022	5,441,228
6,885,000	6.95	05/01/2032	7,462,652
Village Community Development District No. 4 Special Assessment Series 2003
500,000	6.50	05/01/2033	530,405
Village Community Development District No. 5 Special Assessment Series 2002 A
19,745,000	6.50	05/01/2033	20,945,693
Village Community Development District No. 5 Special Assessment Series 2002 B
3,200,000	5.40	05/01/2007	3,254,400
Village Community Development District No. 5 Special Assessment Series 2003 A
4,455,000	6.00	05/01/2022	4,596,892
23,000,000	6.10	05/01/2034	23,729,100
Village Community Development District No. 5 Special Assessment Series 2003 B
8,900,000	5.00	05/01/2008	9,034,301
Village Community Development District No. 6 Special Assessment RB Series 2004
5,710,000	5.63	05/01/2022	5,778,406
44,535,000	5.80	05/01/2035	45,139,340
Villasol Community Development District Special Assessment RB Series 2003 A
4,160,000	6.60	05/01/2034	4,399,283
Villasol Community Development District Special Assessment RB Series 2003 B
1,580,000	5.38	05/01/2008	1,610,842
Vista Lakes Community Development District RB for Capital Improvement Series 2002 A
3,705,000	6.75	05/01/2034	3,921,520
Vizcaya Community Development District Special Assessment Series 2002
4,215,000	5.90	05/01/2007	4,296,012
Vizcaya Community Development District Special Assessment Series 2003 B
3,325,000	5.40	11/01/2007	3,382,589
Walnut Creek Community Development District Special Assessment Series 2000 A
4,040,000	7.30	05/01/2021	4,392,692
Waterchase Community Development District RB for Capital Improvement Series 2001 A
2,910,000	6.70	05/01/2032	3,074,561
Waterlefe Community Development District RB for Capital Improvement Series 2001 A
965,000	6.95	05/01/2031	1,030,745
Westchester Community Development District No. 1 Special Assessment for Community Infrastructure Series 2003
2,000,000	6.00	05/01/2023	2,034,120
24,250,000	6.13	05/01/2035	24,616,902
World Commerce Community Development District Special Assessment Series 2004 A/1
1,000,000	6.25	05/01/2022	1,011,630
500,000	6.50	05/01/2036	507,110
World Commerce Community Development District Special Assessment Series 2004 A/2
3,000,000	6.13	05/01/2035	3,037,710
Wyndam Park Community Development District Special Assessment Series 2003
2,500,000	6.38	05/01/2034	2,603,125

			$1,010,237,589

Georgia – 1.3%
Atlanta Tax Allocation RB for Atlantic Station Project Series 2001
$10,000,000	7.75%	12/01/2014	$10,632,700
Atlanta Water & Wastewater RB Series 2004 (FSA) (AAA/Aaa)
15,000,000	5.00	11/01/2037	15,409,200
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (A-/A3)
3,675,000	5.50	01/01/2034	3,812,077
Coffee County Hospital Authority RB Refunding for Coffee Regional Medical Center Inc., Project Series 2004 (BBB+)
1,500,000	5.00	12/01/2026	1,462,785
De Kalb County Development Authority RB for Dekalb Senior Center Project Series 2004
5,845,000	4.85	06/01/2009	5,935,773
Fulton County Residential Care Facilities RB for Canterbury Court Project Series 2004 A
1,750,000	6.13	02/15/2034	1,756,703
Tift County IDA RB for Beverly Enterprises Project Series 2000
830,000	7.50	07/01/2010	835,071

			$39,844,309

Guam – 0.2%
Guam Government GO Bonds Series 1993 A (B)
$5,000,000	5.38%	11/15/2013	$5,004,100

Hawaii – 0.4%
Hawaii Airport System RB Series 2001 II-R-59 (AMT) (FGIC) (RITES) (Aaa)-¡
$2,500,000	17.16%	07/01/2015	$3,762,850

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments  (continued)

October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Hawaii – (continued)
Hawaii Department of Transport Special Facilities RB for Continental Airlines Inc. Series 1997 (AMT) (B/Caa2)
$6,855,000	5.63%	11/15/2027	$4,639,738
Hawaii Department of Transport Special Facilities RB for Continental Airlines Inc. Series 2000 (AMT) (B/Caa2)
460,000	7.00	06/01/2020	390,002
Hawaii Improvement District RB No. 17 Special Assessment Kaloko Subdivision Series 2001
3,225,000	7.38	08/01/2011	3,368,577

			$12,161,167

Illinois – 1.8%
Chicago Single Family Mortgage RB for Collateral Series 2001 A (FHLMC/ FNMA/ GNMA) (AMT) (AAA/Aaa)
$3,970,000	6.25%	10/01/2032	$4,325,910
Chicago, Illinois GO Bonds Series 2004 A (FSA) (AAA/Aaa)
9,175,000	5.00	01/01/2034	9,393,457
Chicago, Illinois Special Assessment for Lake Shore East Series 2003
4,000,000	6.75	12/01/2032	4,171,080
Chicago, Illinois Tax Increment for Allocation Sub-Central Loop Redevelopment Series 2000 A
250,000	6.50	12/01/2005	256,253
Chicago, Illinois Tax Increment for Central Loop Redevelopment Series 2000 A (ACA) (A)
250,000	6.50	12/01/2006	269,275
2,000,000	6.50	12/01/2008	2,243,000
Chicago, Illinois Tax Increment for Central Loop Redevelopment Series 2000 A
6,550,000	6.50	12/01/2007	6,962,912
Illinois Development Finance Authority PCRB for Amerencips Series 2000 A (A/A2)-
6,050,000	5.50	02/28/2014	6,332,898
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund University Center Project Series 2002 (Baa2)
8,000,000	6.25	05/01/2030	8,211,760
5,500,000	6.25	05/01/2034	5,624,410
Illinois Health Facilities Authority RB for Loyola University Health Systems Series 2001 A (Baa1)
2,000,000	6.00	07/01/2021	2,160,020
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004
1,805,000	6.25	03/01/2034	1,800,289
Ottawa Illinois Health Care Facilities RB for Ottawa Community Hospital Series 2004 (Radian) (AA)
1,900,000	5.13	08/15/2019	2,037,313
1,100,000	5.00	08/15/2021	1,146,123
1,000,000	5.20	08/15/2024	1,049,540

			$55,984,240

Indiana – 0.4%
Indiana Health Facility Financing Authority Hospital RB for Community Foundation Northwest Industry Series 2001 A (BBB-)
$1,500,000	6.38%	08/01/2031	$1,543,620
Indianapolis Airport Authority RB for Special Facilities Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
7,360,000	5.10	01/15/2017	7,726,086
Indianapolis Airport Authority RB for Special Facilities United Air Lines Project Series 1995 A (AMT) (D)Ø
10,000,000	6.50	11/15/2031	975,000
Jasper County Industrial Economic Development RB for Georgia Pacific Corp. Project Series 2000 (AMT) (Ba3)
2,500,000	6.70	04/01/2029	2,603,125

			$12,847,831

Iowa – 1.6%
Tobacco Settlement Authority RB Series 2001 B (BBB/Baa3)
$28,240,000	5.30%	06/01/2025	$23,878,332
30,000,000	5.60	06/01/2035	24,887,400

			$48,765,732

Kentucky – 0.4%
Kenton County Airport Board RB for Special Facilities Delta Airlines Project Series 1992 A (AMT) (CC/Ca)
$45,000	6.13%	02/01/2022	$29,588
Kentucky Economic Development Finance Authority RB for Appalachian Regional Health Care Series 1997 (BB-)
500,000	5.70	10/01/2010	491,590
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 B (MBIA) (AAA/Aaa)@
2,000,000	0.00	10/01/2022	837,860
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)§
6,750,000	0.00/6.00	10/01/2018	7,274,812
Russell RB Series 2000 PA 803 (ETM) (RITES)¡
3,000,000	12.67	11/15/2005	3,363,810

			$11,997,660

Louisiana – 1.2%
Hodge Utility RB Series 2003 (AMT) (B)
$6,750,000	7.45%	03/01/2024	$7,955,280
Louisiana Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2003 C (A/A3)
5,000,000	5.25	09/01/2015	5,385,000
3,500,000	5.25	09/01/2016	3,748,150

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Louisiana – (continued)
Saint Charles Parish PCRB Series 1999 A (BBB-/Baa2)-
$2,000,000	4.90%	06/01/2005	$2,029,180
Tobacco Settlement Financing Corp. RB for Louisiana Asset Backed Bonds Series 2001 B (BBB/Baa3)
14,000,000	5.50	05/15/2030	12,552,820
6,460,000	5.88	05/15/2039	5,660,252
West Feliciana Parish PCRB for Gulf State Utilities Co. Series 1984 (BB+/Ba1)
1,500,000	7.70	12/01/2014	1,543,050

			$38,873,732

Maryland – 1.3%
Baltimore Maryland Special Obligation RB for Clipper Mill Project Series 2004
$4,627,000	6.25%	09/01/2033	$4,727,498
Baltimore Maryland Special Obligation RB for Harborview Lot No. 2 Series 2003
3,000,000	6.50	07/01/2031	3,134,550
Baltimore Maryland Special Obligation RB for Strathdale Manor Project Series 2003
3,750,000	7.00	07/01/2033	3,978,225
Maryland State Department of Transportation RB Series 2004 PA 1259 (RITES)¡
5,825,000	12.94	05/01/2014	8,693,114
Maryland State Health & Higher Educational Facilities Authority RB for Medstar Health Series 2004 (BBB/Baa2)
1,000,000	5.75	08/15/2016	1,096,720
4,500,000	5.38	08/15/2024	4,591,890
10,750,000	5.50	08/15/2033	10,972,202
Westminster Maryland Economic Development RB for Carroll Lutheran Village Series 2004 A
4,000,000	6.25	05/01/2034	4,081,880

			$41,276,079

Massachusetts – 0.4%
Massachusetts GO Bonds Series 2001 II-R-101(FSA) (AAA/Aaa)¡
$2,500,000	16.08%	12/01/2014	$3,696,275
Massachusetts Health and Educational Facilities Authority RB for Civic Investments Series 2002 A
700,000	8.00	12/15/2004	701,120
3,000,000	9.00	12/15/2015	3,441,630
Massachusetts Health and Educational Facilities Authority RB for Civic Investments Series 2002 B
2,000,000	9.20	12/15/2031	2,313,640
Massachusetts Health and Educational Facilities Authority RB for Saint Memorial Medical Center Series 1993 A (Ba2)
530,000	5.75	10/01/2006	532,157
Massachusetts State Development Finance Agency RB for Hampshire College Series 2004 (BBB/Baa2)
1,000,000	5.63	10/01/2024	1,061,540
1,000,000	5.70	10/01/2034	1,048,100

			$12,794,462

Michigan – 1.2%
Flint Michigan Hospital Building Authority RB for Hurley Medical Center Series 1998 B (BBB-/Baa3)
$1,250,000	5.38%	07/01/2028	$1,119,762
Flint Michigan Hospital Building Authority RB for Hurley Medical Center Refunding Series 2003 (BBB-/Baa3)
3,205,000	5.50	07/01/2008	3,335,732
Midland County Economic Development RB for Obligation-Midland Series 2000 B (BB-/Ba3)
5,000,000	6.75	07/23/2009	5,212,900
Midland County Economic Development RB for Sub-Ltd. Obligation Series 2000 A (AMT) (BB-/Ba3)
11,150,000	6.88	07/23/2009	11,616,516
Wayne Charter County Special Airport Facilities RB for Northwest Airlines Inc. Series 1995
13,250,000	6.75	12/01/2015	10,362,693
Wayne Charter County Special Airport Facilities RB for Northwest Airlines Inc. Series 1999 (AMT)
8,235,000	6.00	12/01/2029	5,679,350

			$37,326,953

Minnesota – 0.9%
Becker PCRB for Northern States Power Series 2000 A (A-/A2)
$10,000,000	8.50%	04/01/2030	$12,215,900
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2002 (BB)
7,500,000	7.25	06/15/2032	7,882,500
Minneapolis and St. Paul Metropolitan Airports Special Facilities RB for Northwest Airlines Project Series 2001 A (AMT)
3,000,000	7.00	04/01/2025	2,474,580
Minneapolis and St. Paul Metropolitan Airports Special Facilities RB for Northwest Airlines Project Series 2001 B (AMT)-
1,500,000	6.50	04/01/2005	1,470,390
St. Paul Housing and Redevelopment Hospital Authority RB for Healtheast Project Series 1993 A (BB/Ba2)
4,375,000	6.63	11/01/2017	4,419,450

			$28,462,820

Mississippi – 0.6%
Mississippi Business Finance Corp. PCRB for Systems Energy Resources Inc. Project Series 1998 (BBB/Ba1)
$13,635,000	5.88%	04/01/2022	$13,719,946
Mississippi Home Corp. Housing RB for Mississippi Valley State Student Housing Project Series 2003 8A (ACA) (A)
5,000,000	5.50	12/01/2035	4,978,550

			$18,698,496

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments  (continued)

October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Missouri – 0.6%
Kansas City IDA Health Facilities RB for First Mortgage Bishop Spencer Series 2004 A
$2,150,000	5.50%	01/01/2009	$2,188,141
1,000,000	6.25	01/01/2024	1,017,740
2,500,000	6.50	01/01/2035	2,543,725
Kansas City IDA RB for Air Cargo Series 2002 (AMT) (Baa3)
1,295,000	6.25	01/01/2030	1,309,789
Missouri State Environmental Improvement & Energy Resource Authority RB for Kansas City Power & Light Series 1993 (BBB/A2)
5,845,000	4.00	01/02/2012	5,913,854
St. Louis IDA MF Hsg. RB for Bluemeyer Elderly Apartments Project Series 2004 (AMT)-
6,500,000	3.13	08/20/2006	6,518,525

			$19,491,774

Montana – 0.4%
Forsyth Montana PCRB Refunding Portland General Series 1998-A-RMKT 5/1/03 (BBB+/Baa2)-
$10,500,000	5.20%	05/01/2009	$11,143,230

Nevada – 2.6%
Clark County Improvement District No. 142-LOC Special Assessment Series 2003
$1,460,000	5.80%	08/01/2015	$1,503,391
5,000,000	6.10	08/01/2018	5,092,050
4,000,000	6.38	08/01/2023	4,062,320
Clark County Industrial Development RB for Neveda Power Co. Project Series 1995 A (AMT) (B-)
10,380,000	5.60	10/01/2030	9,837,126
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 B (AMT) (B-)
13,665,000	5.90	10/01/2030	13,398,532
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 C (B-)
710,000	5.50	10/01/2030	680,727
Clark County Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB-/Baa2)-
4,835,000	5.45	03/01/2013	5,182,927
Clark County PCRB for Southern California Series 2000 C RMKT 3/1/04 (AMT) (BBB-/Baa1)-
5,000,000	3.25	03/02/2009	4,933,850
Clark County School District GO Bonds Series 2003 PA 1220 (MBIA) (RITES) (AAA)¡
4,475,000	16.25	06/15/2012	6,588,856
Henderson Health Care Facility RB for Catholic Healthcare West Series 2004 A (BBB+/Baa1)
7,000,000	5.63	07/01/2024	7,123,900
Henderson Local Improvement Districts No. T-14 Special Assessment Series 2003
1,995,000	5.55	03/01/2017	2,050,441
Las Vegas Local Improvement Bonds Special Assessment District No. 808 Summerlin Area Series 2001
1,150,000	5.70	06/01/2008	1,185,213
1,995,000	6.75	06/01/2021	2,055,628
Las Vegas Local Improvement Bonds Special Assessment for Special Improvement District No. 607 Series 2004
1,335,000	5.90	06/01/2017	1,375,143
1,375,000	5.90	06/01/2018	1,415,659
500,000	6.00	06/01/2019	515,030
5,000,000	6.25	06/01/2024	5,140,650
North Las Vegas Local Improvement Special Assessment for Special Improvement District No. 60-Aliante Series 2003
1,000,000	6.13	12/01/2017	1,030,140
1,500,000	6.40	12/01/2022	1,545,135
Washoe County Water Facilities RB for Sierra Pacific Power Co. Series 2001 (AMT) (BB/Baa2)-
8,000,000	5.00	07/01/2009	8,061,200

			$82,777,918

New Hampshire – 0.1%
New Hampshire Health & Educational Facilities Authority RB for Southern New Hampshire Medical Center Series 2004 A (Radian) (AA)
$900,000	5.00%	10/01/2013	$980,550
1,800,000	5.00	10/01/2015	1,946,844
500,000	5.00	10/01/2018	525,710

			$3,453,104

New Jersey – 3.6%
New Jersey Economic Development Authority RB for Cigarette Tax Series 2004 (Radian) (AA/Aa3)
$4,000,000	5.38%	06/15/2015	$4,410,160
12,915,000	5.50	06/15/2016	14,492,438
New Jersey Economic Development Authority RB for First Mortgage of The Presbyterian Home Series 2001 A
1,500,000	6.25	11/01/2020	1,529,325
New Jersey Economic Development Authority Retirement RB for Seabrook Village Inc. Series 2000 A
2,500,000	8.00	11/15/2015	2,729,325
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines Inc. Project Series 1998 (AMT) (CCC+/Caa2)
7,480,000	5.50	04/01/2028	4,348,273
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines Inc. Project Series 1999 (AMT) (B/Caa2)
5,190,000	6.25	09/15/2019	4,015,399
4,060,000	6.40	09/15/2023	3,114,264
9,185,000	6.25	09/15/2029	6,661,605
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BBB-/Baa3)
820,000	6.50	07/01/2021	873,776
500,000	6.63	07/01/2031	533,495
New Jersey Health Care Facilities Financing Authority RB for South Jersey Hospital Series 2002 (SPA – Merrill Lynch Capital Services) (Baa1)
2,000,000	6.00	07/01/2032	2,099,960

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

New Jersey – (continued)
New Jersey Health Care Facilities Financing Authority RB for St. Peters University Hospital Series 2000 A (BBB+/Baa1)
$1,500,000	6.88%	07/01/2030	$1,660,095
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson Series 2004 C
1,000,000	5.50	07/01/2023	1,041,290
Tobacco Settlement Financing Corp. RB Series 2003 (BBB/Baa3)
6,260,000	6.75	06/01/2039	6,136,741
5,130,000	7.00	06/01/2041	5,159,292
32,345,000	6.25	06/01/2043	29,317,831
Tobacco Settlement Financing Corp. RB for New Jersey Asset Backed Bonds Series 2002 (BBB/Baa3)
12,965,000	6.00	06/01/2037	11,457,560
Union County Utilities Authority RB for Ogden Martin Series 1998 A (AMBAC) (AMT) (AAA/Aaa)
6,970,000	5.50	06/01/2009	7,632,499
3,625,000	5.50	06/01/2010	3,975,211

			$111,188,539

New Mexico – 0.8%
Farmington PCRB for El Paso Electric Co. Project Series 2002 A (BBB-/Baa3)-
$7,500,000	6.38%	08/01/2005	$7,710,375
Farmington PCRB for Public Service Co. San Juan Series 1996 B (BBB/Baa2)
1,500,000	6.30	12/01/2016	1,635,135
Farmington PCRB for Public Service Co. San Juan Series 2003 B (BBB/Baa2)-
8,000,000	2.10	04/01/2006	7,944,880
Farmington PCRB for Southern California Edison Co. Series 1993 A (MBIA) (AAA/Aaa)
5,000,000	5.88	06/01/2023	5,067,600
Farmington PCRB for Tucson Electric Power Co. San Juan Series 1997 A (B+/Ba3)
3,000,000	6.95	10/01/2020	3,154,980

			$25,512,970

New York – 3.4%
Metropolitan Transport Authority RB Series 2002 PA 1027 (AMBAC) (RITES)¡
$5,000,000	9.60%	11/15/2015	$6,415,000
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 A (A3)
400,000	6.25	11/01/2021	432,136
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 B (A3)
1,265,000	5.88	11/01/2011	1,407,705
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 C (A3)
820,000	5.63	11/01/2010	900,368
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 D (A3)
1,000,000	5.63	11/01/2009	1,091,040
New York City IDA Civic Facility RB for Polytechnic University Project Series 2000 (BB+/Ba3)
150,000	5.20	11/01/2007	149,262
2,000,000	6.00	11/01/2020	1,881,300
1,000,000	6.38	07/01/2031	958,450
New York City IDA Special Facilities RB for Continental Airlines Inc. Series 2003 (AMT) (CCC+)
2,815,000	7.25	11/01/2008	2,811,143
4,055,000	8.00	11/01/2012	3,870,295
2,685,000	8.38	11/01/2016	2,526,746
New York City IDA Special Facilities RB for British Airways PLC Project Series 1998 (AMT) (BB+/Ba2)
4,135,000	5.25	12/01/2032	3,014,457
1,530,000	7.63	12/01/2032	1,509,452
New York City Transitional Finance Authority RB Series 2002 R PA 1043 (RITES) (AA+)¡
8,000,000	8.66	11/01/2026	10,119,840
New York Convention Center Operating Corp. COPS for Yale Building Acquisition Project Series 2003
4,000,000	5.25	06/01/2008	4,161,280
New York GO Bonds Series 2003 A (A/A2)
4,000,000	5.00	08/01/2012	4,407,280
New York GO Bonds Series 2003 D (A/A2)
6,520,000	5.25	10/15/2018	7,176,499
New York State Dormitory Authority RB for New York Methodist Hospital Series 2004 (A3)
1,000,000	5.25	07/01/2024	1,033,930
New York State Dormitory Authority RB for North Shore Long Island Jewish Group Series 2003 (A3)
2,000,000	5.00	05/01/2018	2,071,740
New York State Energy Research and Development Authority RB for Brooklyn Union Gas-B-RMKT-5/13/92 Series 1989 (MBIA) (AMT) (AAA/Aaa)
6,830,000	6.75	02/01/2024	6,954,374
New York State Environmental Facilities Corp. PCRB Series 2004 PA 1261 (MBIA) (RITES)¡
5,465,000	18.29	06/15/2011	9,345,259
New York State Urban Development Corp. RB for Correctional & Youth Facilities Services Series 2003 PA 1218 (RITES)-¡
3,625,000	13.60	01/01/2009	4,989,667
Sales Tax Asset Receivable RB Series 2004 A (AMBAC) (AAA/Aaa)
7,400,000	5.00	10/15/2032	7,654,708
Saratoga County Industrial Development Agency Civic Facility RB for Saratoga Hospitals Project Series 2004 A (BBB+)
1,205,000	5.00	12/01/2012	1,288,507
300,000	5.00	12/01/2014	318,915
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series 2003 A/1 (AA-/A3)
18,160,000	5.50	06/01/2018	19,964,559

			$106,453,912

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments  (continued)

October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

North Carolina – 1.1%
Charlotte Special Facilities RB for Charlotte/ Douglas International Airport Series 1998 (AMT)
$2,460,000	5.60%	07/01/2027	$1,074,774
Charlotte Special Facilities RB for Douglas International Airport US Airways Series 2000 (AMT)
3,000,000	7.75	02/01/2028	1,460,760
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 C (BBB/Baa2)
6,495,000	5.38	01/01/2016	6,976,669
4,850,000	5.38	01/01/2017	5,216,612
3,400,000	5.13	01/01/2023	3,474,018
North Carolina Medical Care Community Retirement Facilities RB 1st Mortgage for Givens Estates Project Series 2003 A
3,000,000	6.50	07/01/2032	3,085,440
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1998 A (MBIA) (AAA/Aaa)
1,000,000	5.50	01/01/2014	1,161,960
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1999 B (A/Baa1)
1,750,000	6.38	01/01/2013	1,976,765
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1999 B (BBB+/Baa1)
5,000,000	6.50	01/01/2020	5,646,850
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (BBB+/Baa1)
2,550,000	5.50	01/01/2013	2,822,008

			$32,895,856

Ohio – 1.6%
Cleveland Airport Special RB for Continental Airlines Inc. Project Series 1998 (AMT) (B-/Caa2)
$16,180,000	5.38%	09/15/2027	$10,512,632
Cleveland Airport Special RB for Continental Airlines Inc. Series 1999 (AMT) (B-/Caa2)
5,530,000	5.50	12/01/2008	5,285,685
13,460,000	5.70	12/01/2019	9,772,094
Cuyahoga County Health Care Facilities RB Refunding for Benjamin Rose Institute Project Series 1998
2,600,000	5.50	12/01/2017	2,541,188
3,000,000	5.50	12/01/2028	2,745,480
Ohio Water Development Authority PCRB for Cleveland Electric Series 1998 A (BBB-/Baa2)-
16,255,000	3.75	10/01/2008	16,354,643
Pinnacle Community Infrastructure Financing Authority RB for Ohio Facilities Series 2004 A
2,500,000	6.25	12/01/2036	2,557,900

			$49,769,622

Oklahoma – 3.8%
Oklahoma Development Finance Authority RB for Hillcrest Healthcare Systems Series 1999 A (AAA/Aaa)^
$5,320,000	5.63%	08/15/2009	$6,037,349
12,920,000	5.63	08/15/2009	14,662,132
Oklahoma Development Finance Authority RB for Hillcrest Healthcare Systems Series 1999 A (AAA/Aaa)
1,700,000	4.80	08/15/2006	1,781,719
2,000,000	4.90	08/15/2007	2,146,080
2,000,000	5.00	08/15/2008	2,190,720
Tulsa Municipal Airport Trust RB for American Airlines Series 2000 A (AMT) (B-/Caa2)-
53,935,000	5.80	12/01/2004	53,860,570
Tulsa Municipal Airport Trust RB for American Airlines Series 2000 B (AMT) (B-/Caa2)-
16,000,000	6.00	12/01/2008	14,486,560
Tulsa Municipal Airport Trust RB for American Airlines Series 2001 A (AMT) (B-/Caa2)-
2,450,000	5.38	12/01/2006	2,293,592
Tulsa Municipal Airport Trust RB for American Airlines Series 2001 B (AMT) (B-/Caa2)-
24,695,000	5.65	12/01/2008	22,091,406

			$119,550,128

Oregon – 0.1%
Oregon State Economic Development RB for Georgia Pacific Corp. Series 1995 CLVII (AMT) (BB+/Ba3)
$195,000	6.35%	08/01/2025	$196,131
Portland Multifamily RB for Pacific Tower Series 2001 C (AMT)
2,650,000	7.00	12/01/2034	2,594,509

			$2,790,640

Pennsylvania – 3.8%
Allegheny County Airport RB for Pittsburgh International Airport Series 1997 A-1 (MBIA) (AMT) (AAA/Aaa)
$2,000,000	5.75%	01/01/2009	$2,171,060
Allegheny County Hospital Development Authority RB for Health Systems Series 2000 B (B/B1)
16,460,000	9.25	11/15/2022	18,969,821
14,360,000	9.25	11/15/2030	16,546,453
Chester County Health & Education RB for Jenners Pond Inc. Project Series 2002
3,000,000	7.63	07/01/2034	3,077,640
Chester Economic Development Authority RB GTD Series 2004
8,640,000	7.00	03/01/2019	9,493,718
Cumberland County IDA RB for Beverly Enterprises Inc. Series 1998
1,660,000	5.50	10/01/2008	1,638,719
Cumberland County Municipal Authority Retirement Community RB for Wesley Affiliated Services Series 2002 A
5,000,000	7.25	01/01/2035	5,222,350
Gettysburg Area IDA RB for Beverly Enterprises Project Series 2000
2,300,000	7.50	07/01/2011	2,312,581
Lehigh County General Purpose Authority RB for Saint Lukes Bethlehem Hospital Series 2003 (BBB/Baa2)
11,500,000	5.38	08/15/2033	11,568,655

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Pennsylvania – (continued)
New Morgan IDA Solid Waste Disposal RB for New Morgan Landfill Co. Inc. Project Series 1994 (AMT) (BB-/Caa1)
$8,115,000	6.50%	04/01/2019	$8,004,555
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB/A3)
5,000,000	6.38	11/01/2041	5,234,500
Pennsylvania State Higher Educational Facilities Authority RB for Philadelphia University Series 2004 A (BBB/Baa2)
3,000,000	5.13	06/01/2025	2,990,460
1,950,000	5.25	06/01/2032	1,936,233
Pennsylvania State Higher Educational Facilities Authority RB for Widener University Series 2003 (BBB+)
4,675,000	5.40	07/15/2036	4,816,045
Philadelphia Gas Works RB Eighteenth Series 2004 (AGC) (AAA/Aa1)
1,415,000	5.25	08/01/2017	1,553,514
1,000,000	5.25	08/01/2019	1,091,140
1,000,000	5.25	08/01/2021	1,076,140
Philadelphia Gas Works RB Eighteenth Series 2004 (CIFG) (AAA/Aaa)
1,790,000	5.00	08/01/2011	1,978,308
3,195,000	5.00	08/01/2014	3,539,070
3,350,000	5.00	08/01/2015	3,676,189
Philadelphia Gas Works RB Fifth Series 2004 A/1 (AGC) (AAA/Aa1)
3,340,000	5.25	09/01/2018	3,638,129
Scranton Lackawanna Health & Welfare Authority RB for Moses Taylor Hospital Project Series 1997 (B)
500,000	6.15	07/01/2014	429,155
4,825,000	6.20	07/01/2017	4,007,597
6,155,000	6.25	07/01/2020	4,970,101

			$119,942,133

Puerto Rico – 2.8%
Childrens Trust Fund RB for Tobacco Settlement Series 2000 II-R-39 (RITES) (Aa3)¡^
$3,535,000	9.61%	07/01/2010	$4,305,347
Puerto Rico Commonwealth GO Bonds Series 2003 PA 1138R (MBIA) (RITES) (AAA)¡
7,500,000	8.07	07/01/2008	8,800,200
Puerto Rico Industrial Medical & Environmental PCRB Financing Authority Special Facilities for American Airlines Series 1985 A (CCC/Caa2)-
5,400,000	6.45	12/01/2025	3,425,976
Puerto Rico Ports Authority RB Special Facilities for American Airlines Series 1996 A (AMT) (CCC/Caa2)
1,885,000	6.25	06/01/2026	1,160,331
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriation Series 2004 A (AMBAC) (LOC – Government Development Bank for Puerto Rico) (AAA/Aaa)-
20,500,000	5.25	02/01/2012	22,918,385
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriation Series 2004 A (LOC – Government Development Bank for Puerto Rico) (BBB+/Baa2)-
37,750,000	5.75	02/01/2012	42,578,980
Puerto Rico Public Finance Corp. RB for Residual Certificates Series 2001 520 (MBIA) (Aaa)¡
3,225,000	12.81	08/01/2016	4,740,943

			$87,930,162

Rhode Island – 1.1%
Rhode Island State Health & Educational Building Corp. RB for Hospital Financing Series 2003 A (BBB/Baa2)
$2,840,000	6.00%	09/15/2033	$2,868,968
Tobacco Settlement Financing Corp. RB for Rhode Island Asset Backed Bonds Series 2002 A (BBB/Baa3)
10,000,000	6.13	06/01/2032	9,105,100
23,515,000	6.25	06/01/2042	21,069,440

			$33,043,508

South Carolina – 1.3%
Connector 2000 Association, Inc. Toll Road RB for Capital Appreciation Series 1998 B (B-)@
$15,000,000	0.00%	01/01/2033	$1,340,700
Greenville County Airport RB for Donaldson Industrial Air Park Project Series 2001 (AMT) (Baa3)
4,550,000	6.13	10/01/2017	4,842,201
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A
1,000,000	6.88	11/01/2035	1,035,910
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 B
1,499,000	6.13	11/01/2014	1,546,743
Medical University Hospital Authority RB Series 2002 A (BBB+/Baa2)
3,000,000	6.50	08/15/2032	3,227,070
South Carolina Jobs Economic Development Authority RB for Palmetto Health Alliance Series 2000 A (BBB/Baa2)
8,750,000	7.13 ^	12/15/2010	10,738,437
10,000,000	6.25	08/01/2031	10,579,900
Tobacco Settlement Management Authority RB Series 2001 B (BBB/Baa3)
1,630,000	6.00	05/15/2022	1,563,105
5,070,000	6.38	05/15/2028	4,818,021
York County Industrial RB Exempt Facility Hoechst Celanese Series 1994 (AMT) (B-/B1)
2,040,000	5.70	01/01/2024	1,838,734

			$41,530,821

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments  (continued)

October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Tennessee – 0.9%
Elizabethton Health and Educational Facilities Board RB Series 2001 PA 813 (RITES)¡
$6,000,000	13.30%	07/01/2033	$8,319,240
Johnson City Health and Educational Board Retirement Facilities RB for Appalachian Christian Village Project Series 2004 A
1,000,000	6.25	02/15/2032	974,360
Metropolitan Knoxville Airport Authority Special Purpose RB for Northwest Airlines Project Series 2002 (AMT)
2,500,000	8.00	04/01/2032	2,294,825
Shelby County Health, Educational & Housing Facilities Board Hospital RB for Methodist Healthcare Series 2002 (ETM) (A-/A3)
935,000	6.00	09/01/2020	1,090,528
Shelby County Health, Educational & Housing Facilities Board Hospital RB Refunded for Methodist Healthcare Series 2002 (A-/A3)^
1,565,000	6.00	09/01/2012	1,861,458
Shelby County Health, Educational & Housing Facilities Board RB Series 2004 PA 1277-A (RITES) (AA)-¡
9,190,000	13.05	10/01/2008	11,814,296
Shelby County Health, Educational & Housing Facilities Board RB Series 2004 PA 1277-B (RITES) (AA)¡
1,310,000	13.05	09/01/2008	1,705,856

			$28,060,563

Texas – 5.9%
Alliance Airport Authority Inc. Special Facilities RB for American Airlines Inc. Project Series 1991 (AMT) (CCC/Caa2)
$8,500,000	7.00%	12/01/2011	$6,686,100
15,430,000	7.50	12/01/2029	9,856,067
Bexar County Health Facilities Development Corp. RB for Army Retirement Residence Project Series 2002 (BBB-)
1,200,000	6.13	07/01/2022	1,252,224
1,000,000	6.30	07/01/2032	1,049,830
Brazos River Authority PCRB for Texas Utility Co. RMKT 4/1/03 Series 1999 A (AMT) (BBB/Baa2)
10,500,000	7.70	04/01/2033	12,282,270
Brazos River Authority PCRB for TXU Electric Co. Project Series 1999 C (AMT) (BBB/Baa2)
6,800,000	7.70	03/01/2032	7,954,232
Brazos River Authority PCRB for TXU Electric Co. Project Series 2001 C (AMT) (BBB/Baa2)-
9,890,000	5.75	11/01/2011	10,742,320
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2003 C (AMT) (BBB/Baa2)
1,435,000	6.75	10/01/2038	1,529,079
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2003 D (BBB/Baa2)-
2,960,000	5.40	10/01/2014	3,175,873
Brazos River Authority RB for Reliant Energy Inc. Project Series 1999 A (BBB-/Ba2)
6,250,000	5.38	04/01/2019	6,303,250
Brazos River Authority RB for Reliant Energy Inc. Project Series 1999 B (BBB-)
10,000,000	7.75	12/01/2018	10,978,300
Dallas County Flood Control District GO Bonds Series 2002
6,000,000	7.25	04/01/2032	6,217,500
Dallas Fort Worth Texas International Airport Facility Improvement Corp. RB for American Airlines Inc. Series 1995 (CCC/Caa2)
10,640,000	6.00	11/01/2014	6,915,043
2,190,000	6.38	05/01/2035	1,239,671
Dallas Fort Worth Texas International Airport Facility Improvement Corp. RB Refunding for American Airlines Inc. Series 2000 B (AMT) (CCC/Caa2)-
11,170,000	6.05	11/01/2005	10,624,680
Dallas Fort Worth Texas International Airport Facility Improvement Corp. RB for American Airlines Inc. Series 2000 C (AMT) (CCC/Caa2)-
10,000,000	6.15	11/01/2007	8,676,200
Georgetown Health Facilities Development Corp. RB for Georgetown Hospital Healthcare System Series 1999 (BB)
3,000,000	6.25	08/15/2029	2,943,900
Gulf Coast Waste Disposal Authority Texwaste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB/Baa3)
1,500,000	6.65	04/01/2032	1,623,570
Harris County Health Facilities Development Corp. Hospital RB for Memorial Hermann Healthcare System Series 2004 A (A/A2)
2,595,000	5.00	12/01/2020	2,676,743
435,000	5.00	12/01/2021	445,170
1,000,000	5.13	12/01/2022	1,030,090
1,000,000	5.13	12/01/2023	1,022,030
Houston Airport System Special Facilities RB for Continental Airlines Series 1998 B (AMT) (B-/Caa2)
1,000,000	5.70	07/15/2029	670,920
Houston Airport System Special Facilities RB for Continental Airlines Series 2001 E (AMT) (B-/Caa2)
3,400,000	6.75	07/01/2021	2,734,518
20,765,000	6.75	07/01/2029	15,846,394
Houston Health Facilities Development Corp. Retirement Facility RB for Buckingham Senior Living Community Series 2004 A
1,500,000	7.13	02/15/2034	1,558,005
Houston Texas GO Bonds Rols RR II Series 2003 R 242 (MBIA) (AAA)¡
6,455,000	14.24	03/01/2010	9,137,053
Matagorda County Navigation District No. 1 RB for Reliant Energy Project Series 1999 B (AMT) (BBB-/Ba2)
11,000,000	5.95	05/01/2030	11,007,590
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B1)
4,200,000	7.20	01/01/2021	4,268,166
5,000,000	7.25	01/01/2031	5,081,000

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Texas – (continued)
Port Corpus Christi Authority RB for Celanese Project Series 2002 B (AMT) (B-/B1)
$8,500,000	6.70%	11/01/2030	$8,549,895
Sabine River Authority PCRB for TXU Energy Co. LLC Project Series 2003 B (BBB/Baa2)
3,000,000	6.15	08/01/2022	3,233,730
Tom Green County Health Facilities Development Corp. Hospital RB for Shannon Health Systems Project Series 2001 (Baa3)
2,000,000	6.75	05/15/2021	2,133,300
Weslaco Health Facilities RB for Knapp Medical Center Project Series 2002 (BBB+)
4,395,000	6.00	06/01/2017	4,767,520

			$184,212,233

U. S. Virgin Islands – 0.0%
Virgin Islands Public Finance Authority RB Subordinated Lien-Fund Loan Notes Series 1998 D
$1,100,000	6.00%	10/01/2005	$1,123,914

Utah – 0.2%
Tooele County Hazardous Waste Treatment RB for Union Pacific Project Series 1992 A (AMT) (BBB/Baa2)
$6,350,000	5.70%	11/01/2026	$6,473,698

Virginia – 1.6%
Bedford County IDA RB for Nekoosa Packaging Corp. Project Series 1998 (AMT) (Ba3)
$320,000	5.60%	12/01/2025	$313,939
Celebrate North Community Development Authority Special Assessment Project Series 2003 B
5,000,000	6.75	03/01/2034	5,147,950
Chesapeake Hospital Authority Facilities RB Refunding for Chesapeake General Hospital Series 2004 A (A3)
2,385,000	5.00	07/01/2009	2,545,129
2,600,000	5.25	07/01/2011	2,808,702
2,740,000	5.25	07/01/2012	2,960,515
2,890,000	5.25	07/01/2013	3,117,703
3,045,000	5.25	07/01/2014	3,282,723
3,210,000	5.25	07/01/2015	3,452,997
3,530,000	5.25	07/01/2017	3,744,553
3,725,000	5.25	07/01/2018	3,922,351
Chesapeake IDA PCRB Project-RMKT-11/08/02 Series 1985 (BBB+/A3)
3,250,000	5.25	02/01/2008	3,369,990
Goochland County IDA RB for Nekoosa Packaging Corp. Series 1998 (AMT) (Ba3)
560,000	5.65	12/01/2025	552,793
Henrico County IDA RB for Solid Waste Browning Series 1997 A (AMT) (BB-/Caa1)
3,750,000	5.88	03/01/2017	3,495,300
Loudoun County IDA Hospital RB for Loudoun Hospital Center Series 2002 A (BBB)
1,000,000	6.10	06/01/2032	1,066,760
Loudoun County IDA Residential Care Facility RB for Falcons Landing Series 2004 A
2,750,000	6.00	08/01/2024	2,826,670
Pocahontas Parkway Association Toll Road RB for Capital Appreciation 1st Tier Series 1998 SubSeries C (B1)@
2,300,000	0.00	08/15/2005	2,166,025
Pocahontas Parkway Association Toll Road RB Senior Series 1998 A (BB/Ba2)
6,600,000	5.50	08/15/2028	6,019,728

			$50,793,828

Washington – 0.2%
Vancouver Washington Downtown Redevelopment Authority RB for Conference Center Project Series 2003 A (ACA) (A)
$900,000	5.25%	01/01/2028	$909,252
1,800,000	5.25	01/01/2034	1,801,512
2,475,000	6.00	01/01/2034	2,620,109

			$5,330,873

Wisconsin – 0.8%
Badger Tobacco Asset Securitization Corp. RB Asset Backed Bonds Series 2002 (BBB/Baa3)
$14,335,000	6.38%	06/01/2032	$13,409,962
Wisconsin Health & Educational Facilities Authority RB for Aurora Health Care Series 1999 B (BBB+)
1,500,000	5.63	02/15/2020	1,525,725
Wisconsin Health & Educational Facilities Authority RB for Beaver Dam Community Hospitals Inc. Series 2004 A
2,500,000	6.75	08/15/2034	2,509,400
Wisconsin State Health and Educational Facilities Authority RB for Fort Healthcare Inc. Project Series 2004 (BBB+)
3,000,000	5.75	05/01/2029	3,086,910
2,750,000	6.10	05/01/2034	2,894,348

			$23,426,345

Wyoming – 0.1%
Converse County RB for Memorial Hospital Project Series 2000
$3,605,000	9.00%	12/01/2025	$4,041,241

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost $2,928,480,186)			$3,061,995,622

Other Municipals – 1.8%

Charter Mac Equity Issuer Trust Series 2003 A Multifamily Tax-Exempt (AMT)-†
$15,000,000	3.25%	03/15/2005	$15,041,400
Charter Mac Equity Issuer Trust Series 2004 A/4-1 (A3)-†
9,000,000	5.75	04/30/2015	9,545,850
Municipal Mortgage & Equity LLC for 1999 A Tax-Exempt MF Hsg. Certificate Series 1999 A/1-†
10,000,000	4.95	08/15/2005	10,062,700

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments  (continued)

October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Other Municipals – (continued)

Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series A/2-†±
$6,000,000	4.90%	09/30/2014	$5,990,400
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series B-2-†±
4,000,000	5.20	09/30/2014	3,990,600
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C-†±
5,000,000	4.70	09/30/2009	4,993,300
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C-1-†±
3,000,000	5.40	09/30/2014	2,995,290
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C-2-†±
3,000,000	5.80	09/30/2019	2,990,940

TOTAL OTHER MUNICIPALS
(Cost $55,458,001)			$55,610,480

Short Term Investments# – 0.5%

Florida – 0.4%
Venice Health Care RB VRDN for Bon Secours Health Systems Series 2002 B (FSA) (AAA/Aaa)
$13,000,000	1.80%	11/10/2004	$13,000,000

Virginia – 0.1%
Henrico County Economic Development Authority RB VRDN for Bon Secours Health System Series 2002 B (MBIA) (AAA/Aaa)
$1,750,000	1.80%	11/10/2004	$1,750,000

TOTAL SHORT TERM INVESTMENTS
(Cost $14,750,000)			$14,750,000

TOTAL INVESTMENTS – 100.1%
(Cost $2,998,688,187)			$3,132,356,102

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

†	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $55,610,480, which represents 1.8% of net assets as of October 31, 2004.

#	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2004.

¡	Inverse variable rate security. Coupon rate disclosed is that which is in effect at October 31, 2004.

@	Security is issued with a zero coupon. Income is recognized through the accretion of discount.

-	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset date.

^	Prerefunded security. Maturity date disclosed is prerefunding date.

§	This security is issued with a zero coupon rate which increases to the stated rate at a set date in the future.

Ø	Security currently in default.

±	Perpetual Maturity. Maturity date presented represents the next put date.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AGC	—	Insured by ACE Guaranty Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BANS	—	Bond Anticipation Notes
CIFG	—	CDC IXIS Financial Guaranty
CIFP	—	Capital Improvement Financing Program
COPS	—	Certificates of Participation
ETM	—	Escrow to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GNMA	—	Insured by Government National Mortgage Co.
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg.	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
Radian	—	Insured by Radian Asset Assurance
RB	—	Revenue Bond
RITES	—	Residual Interest Tax Exempt Securities
RMKT	—	Remarketed
SPA	—	Stand-by Purchase Agreement
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance

Security ratings disclosed are issued by Standard & Poor’s/ Moody’s Investor Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At October 31, 2004, the Fund had outstanding swap contracts with the following terms:

				Rate Type

		Notional		Payments
	Swap	Amount	Termination	Made by	Payments Received	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	by the Fund	Loss

Interest Rate	Morgan Stanley	$60,000	11/12/2019	5.22%	3-month LIBOR Floating	$(2,296,574)

Interest Rate	Merrill Lynch	75,000	11/18/2019	4.009%	BMA Municipal Swap Index	(1,807,743)

TOTAL						$(4,104,317)

BMA	—	Bond Market Association
LIBOR	—	London Inter-Bank Offered Rate

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Statements of Assets and Liabilities

October 31, 2004

	Short Duration	Municipal	High Yield
	Tax-Free Fund	Income Fund	Municipal Fund

Assets:

Investment in securities, at value (identified cost $616,275,820, $242,753,866, and $2,998,688,187, respectively)	$619,178,593	$261,293,732	$3,132,356,102
Cash	2,524,035	17,359	8,234,288
Receivables:
Interest, net of allowances	8,242,037	4,642,841	70,128,868
Investment securities sold	1,104,715	4,188,998	6,557,131
Fund shares sold	1,308,639	328,129	5,887,441
Reimbursement from adviser	31,994	32,777	93,921
Other assets	1,785	928	5,972

Total assets	632,391,798	270,504,764	3,223,263,723

Liabilities:

Payables:
Investment securities purchased	6,527,432	8,019,243	81,627,955
Fund shares repurchased	4,604,020	1,922,421	3,417,071
Income distribution	207,686	263,580	3,007,255
Amounts owed to affiliates	292,722	198,451	2,152,932
Swap contracts, at value	—	—	4,104,317
Accrued expenses	88,208	80,027	135,917

Total liabilities	11,720,068	10,483,722	94,445,447

Net Assets:

Paid-in capital	622,377,416	248,062,460	3,033,574,741
Accumulated undistributed (distributions in excess of) net investment income	(4,268)	78,498	2,620,113
Accumulated net realized loss on investment transactions	(4,604,191)	(6,659,782)	(36,940,176)
Net unrealized gain on investments	2,902,773	18,539,866	129,563,598

NET ASSETS	$620,671,730	$260,021,042	$3,128,818,276

Net asset value, offering and redemption price per share: (a)
Class A	$10.39	$15.68	$10.90
Class B	$10.38	$15.68	$10.90
Class C	$10.39	$15.68	$10.90
Institutional	$10.39	$15.67	$10.91
Service	$10.38	$15.76	—

Shares outstanding:
Class A	18,139,451	11,431,747	138,828,940
Class B	444,884	900,410	4,427,944
Class C	1,759,630	372,248	5,621,504
Institutional	39,401,553	3,860,096	138,026,991
Service	5,256	21,341	—

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	59,750,774	16,585,842	286,905,379

(a)	Maximum public offering price per share for Class A Shares of Short Duration Tax-Free (NAV per share multiplied by 1.0204) and for Class A Shares of Municipal Income and High Yield Municipal Funds (NAV per share multiplied by 1.0471) is $10.60, $16.42 and $11.41 respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Statements of Operations

For the Year Ended October 31, 2004

	Short Duration	Municipal	High Yield
	Tax-Free Fund	Income Fund	Municipal Fund
Investment income:

Interest, net of allowances	$17,290,835	$12,745,614	$155,170,630

Total income	17,290,835	12,745,614	155,170,630

Expenses:

Management fees	2,666,586	1,361,025	14,155,853
Distribution and Service fees(a)	782,167	621,870	4,078,322
Transfer Agent fees(a)	602,708	381,918	3,030,689
Custody and accounting fees	199,149	131,747	407,435
Registration fees	63,259	62,760	129,906
Professional fees	59,334	59,334	59,334
Printing fees	43,510	43,510	43,510
Trustee fees	14,201	14,201	14,201
Service share fees	295	1,555	—
Other	38,108	28,784	67,231

Total expenses	4,469,317	2,706,704	21,986,481

Less — expense reductions	(742,433)	(457,521)	(640,071)

Net Expenses	3,726,884	2,249,183	21,346,410

NET INVESTMENT INCOME	13,563,951	10,496,431	133,824,220

Realized and unrealized gain (loss) on investment and swap transactions:

Net realized gain (loss) from:
Investment transactions	(2,309,698)	(873,052)	(8,838,302)
Swap contracts	(263,880)	2,780	(14,896,519)
Net change in unrealized gain (loss) on:
Investments	(1,641,637)	4,844,703	80,131,300
Swap contracts	(335,311)	—	(4,104,317)

Net realized and unrealized gain (loss) on investment and swap transactions	(4,550,526)	3,974,431	52,292,162

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,013,425	$14,470,862	$186,116,382

(a)	Class specific Distribution and Service and Transfer Agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees

Fund	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service

Short Duration Tax-Free Fund	$486,053	$55,106	$241,008	$369,400	$10,470	$45,792	$177,022	$24
Municipal Income Fund	421,454	146,728	53,688	320,305	27,878	10,201	23,410	124
High Yield Municipal Fund	3,087,608	468,022	522,692	2,346,582	88,924	99,312	495,871	—

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Statements of Changes in Net Assets

	Short Duration Tax-Free Fund		Municipal Income Fund

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2004	October 31, 2003	October 31, 2004	October 31, 2003
From operations:

Net investment income	$13,563,951	$9,517,320	$10,496,431	$9,636,663
Net realized gain (loss) from investment transactions	(2,573,578)	277,563	(870,272)	(827,860)
Net change in unrealized gain (loss) on investment and swap transactions	(1,976,948)	999,072	4,844,703	2,580,744

Net increase in net assets resulting from operations	9,013,425	10,793,955	14,470,862	11,389,547

Distributions to shareholders:

From net investment income
Class A Shares	(3,525,305)	(2,926,611)	(7,059,611)	(5,919,293)
Class B Shares	(66,644)	(67,417)	(503,363)	(561,852)
Class C Shares	(253,162)	(303,008)	(184,775)	(195,581)
Institutional Shares	(9,811,734)	(6,102,305)	(2,688,075)	(2,969,377)
Service Shares	(1,008)	(2,669)	(12,672)	(9,076)

Total distributions to shareholders	(13,657,853)	(9,402,010)	(10,448,496)	(9,655,179)

From share transactions:

Proceeds from sales of shares	400,943,541	713,408,379	111,920,683	270,108,347
Reinvestment of dividends and distributions	11,221,016	7,750,693	7,074,276	6,461,485
Cost of shares repurchased(a)	(467,237,648)	(297,460,823)	(101,589,530)	(258,933,026)

Net increase (decrease) in net assets resulting from share transactions	(55,073,091)	423,698,249	17,405,429	17,636,806

NET INCREASE (DECREASE)	(59,717,519)	425,090,194	21,427,795	19,371,174

Net assets:

Beginning of year	680,389,249	255,299,055	238,593,247	219,222,073

End of year	$620,671,730	$680,389,249	$260,021,042	$238,593,247

Accumulated undistributed (distributions in excess of) net investment income	$(4,268)	$100,091	$78,498	$27,222

(a)	Net of $2,607 in redemption fees remitted to the Municipal Income Fund for the year ended October 31, 2004.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

	High Yield Municipal Fund

	For the	For the
	Year Ended	Year Ended
	October 31, 2004	October 31, 2003
From operations:

Net investment income	$133,824,220	$77,492,859
Net realized loss from investment transactions	(23,734,821)	(11,838,897)
Net change in unrealized gain on investment and swap transactions	76,026,983	54,357,333

Net increase in net assets resulting from operations	186,116,382	120,011,295

Distributions to shareholders:

From net investment income
Class A Shares	(60,929,553)	(39,220,523)
Class B Shares	(1,953,931)	(1,952,225)
Class C Shares	(2,184,666)	(1,634,143)
Institutional Shares	(66,279,416)	(34,031,253)

Total distributions to shareholders	(131,347,566)	(76,838,144)

From share transactions:

Proceeds from sales of shares	1,703,304,968	1,064,445,611
Reinvestment of dividends and distributions	99,515,255	54,299,821
Cost of shares repurchased	(645,107,399)	(373,493,277)

Net increase in net assets resulting from share transactions	1,157,712,824	745,252,155

NET INCREASE	1,212,481,640	788,425,306

Net assets:

Beginning of year	1,916,336,636	1,127,911,330

End of year	$3,128,818,276	$1,916,336,636

Accumulated undistributed net investment income	$2,620,113	$193,761

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes the Goldman Sachs Short Duration Tax-Free Fund (Short Duration Tax-Free), the Goldman Sachs Municipal Income Fund (Municipal Income) and the Goldman Sachs High Yield Municipal Fund (High Yield Municipal), (collectively, “the Funds” or individually a “Fund”). Short Duration Tax-Free and Municipal Income are diversified portfolios offering five classes of shares — Class A, Class B, Class C, Institutional and Service. High Yield Municipal is a non-diversified portfolio offering four classes of shares — Class A, Class B, Class C and Institutional.
     Since the Funds may invest a large percentage of their total assets in obligations of issuers within the same state, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting that state.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Portfolio securities for which accurate market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available are valued at fair value based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees. Short-term debt obligations maturing in sixty days or less are valued at amortized cost which approximates value.

B. Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Market discounts, original issue discount and market premiums on debt securities are amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security.

     Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.

     Class A, Class B and Class C shareholders of the Funds bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares bear all expenses and fees related to their Service and Shareholder Administration Plans. Each class of shares of the Funds separately bears its respective class-specific Transfer Agency fees.

D. Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from paid-in capital, depending on the type of book/tax differences that may exist.

E. Segregation Transactions — The Funds may enter into certain derivative transactions to seek to increase total return. Interest rate swaps, futures contracts, written options, when-issued securities and forward commitments represent examples of

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
such transactions. As a result of entering into those transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

F. Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

     Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.
     The Funds record unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contracts are recorded as realized gains or losses. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions.

3. AGREEMENTS

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”) serves as an investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Funds. Under this Agreement, GSAM manages the Funds, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, equal to an annual percentage rate of each Fund’s average daily net assets.
     For the year ended October 31, 2004, GSAM has voluntarily agreed to waive a portion of its Management fee for the Short Duration Tax-Free and Municipal Income Funds, equal to an annual percentage rate of each Fund’s average daily net assets as set forth below. GSAM may discontinue or modify these waivers in the future at its discretion.
     Additionally, GSAM has voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding Management fees, Distribution and Service fees, Transfer Agent fees and expenses, taxes, Service Share fees, interest and brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.

 GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Notes to Financial Statements (continued)
October 31, 2004

3. AGREEMENTS (continued)
     For the year ended October 31, 2004, the Funds’ Management fees, Management fee waivers and other expense limitations as an annual percentage rate of average daily net assets are as follows:

	Management Fee
				Other
	Contractual	Waiver	Net	Expense
Fund	Annual Rate	Annual Rate	Annual Rate	Limit

Short Duration Tax-Free	0.40%	0.05%	0.35%	0.004%

Municipal Income	0.55	0.05	0.50	0.004

High Yield Municipal	0.55	—	0.55	0.004

     The Trust, on behalf of each Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or Authorized Dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Funds’ average daily net assets attributable to Class B and Class C Shares. For the year ended October 31, 2004, Goldman Sachs has voluntarily agreed to waive a portion of the Distribution and Service fees equal to 0.15% of the average daily net assets attributable to the Class B Shares of Short Duration Tax-Free. Goldman Sachs may discontinue or modify this waiver in the future at its discretion.
     Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the year ended October 31, 2004, Goldman Sachs advised the Funds that it retained approximately the following amounts:

		Contingent Deferred Sales Charge
	Sales Load
Fund	Class A	Class B	Class C

Short Duration Tax-Free	$—	$—	$—

Municipal Income	44,000	—	—

High Yield Municipal	290,000	—	—

     Effective May 24, 2004, Class A, Institutional and Service Shares of Municipal Income Fund charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less.

     Goldman Sachs also serves as Transfer Agent of the Funds for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B and Class C Shares and 0.04% of the average daily net assets for Institutional and Service Shares.
     The Trust, on behalf of each Fund, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These Plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount up to, on an annual basis, 0.25% and 0.25%, respectively, of the average daily net asset value of the Service Shares.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

3. AGREEMENTS (continued)
     For the year ended October 31, 2004, the Funds’ adviser has voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction of the Funds’ expenses. On September 22, 2004, Goldman Sachs, as Transfer Agent, voluntarily determined to make a payment to the Funds related to certain earnings credits that reduce transfer agent fees. For the year ended October 31, 2004, expense reductions were as follows (in thousands):

	Waivers

		Class B
		Distribution	Other
	Management	and Service	Expense	Transfer		Total Expense
Fund	Fees	Fees	Reimbursement	Agent Credit	Custody Credit	Reductions

Short Duration Tax-Free	$333	$8	$391	$2	$8	$742

Municipal Income	124	—	331	2	1	458

High Yield Municipal	—	—	619	1	20	640

     At October 31, 2004, the amounts owed to affiliates were as follows (in thousands):

	Management	Distribution and	Transfer
Fund	Fees	Service Fees	Agent Fees	Total

Short Duration Tax-Free	$186	$59	$48	$293

Municipal Income	109	55	34	198

High Yield Municipal	1,437	408	308	2,153

4. PORTFOLIO SECURITIES TRANSACTIONS

Cost of purchases and proceeds of sales and maturities of long-term securities for the year ended October 31, 2004, were as follows (in thousands):

Fund	Purchases	Sales and Maturities

Short Duration Tax-Free	$235,616	$242,292

Municipal Income	95,480	78,600

High Yield Municipal	2,229,957	1,014,620

5. LINE OF CREDIT FACILITY

The Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 300% (400% prior to May 26, 2004) of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. During the year ended October 31, 2004, the Funds did not have any borrowings under this facility.

 GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Notes to Financial Statements (continued)
October 31, 2004

6. ADDITIONAL TAX INFORMATION

The tax character of distributions paid during the fiscal year ended October 31, 2003 was as follows:

	Short Duration	Municipal	High Yield
	Tax-Free	Income	Municipal

Distributions paid from:
Ordinary income	$710	$38,004	$89,713
Tax-exempt income	9,401,300	9,617,175	76,748,431

Total distributions	$9,402,010	$9,655,179	$76,838,144

The tax character of distributions paid during the fiscal year ended October 31, 2004 was as follows:

	Short Duration	Municipal	High Yield
	Tax-Free	Income	Municipal

Distributions paid from:
Ordinary income	$—	$12,743	$327,559
Tax-exempt income	13,657,853	10,435,753	131,020,007

Total distributions	$13,657,853	$10,448,496	$131,347,566

As of October 31, 2004 the components of accumulated earnings (losses) on a tax basis were as follows:

	Short Duration	Municipal	High Yield
	Tax-Free	Income	Municipal

Undistributed tax-exempt income — net	$211,050	$261,213	$3,465,682

Capital loss carryforward:
Expiring 2007	(183,057)	(1,187,567)	—
Expiring 2008	(1,858,014)	(3,726,522)	—
Expiring 2010	—	—	(1,488,279)
Expiring 2011	—	(872,080)	(11,577,969)
Expiring 2012	(2,563,121)	(873,613)	(23,410,699)

Total capital loss carryforward	$(4,604,192)	$(6,659,782)	$(36,476,947)
Timing differences (dividends payable)	(207,686)	(263,580)	(3,007,255)
Unrealized gains — net	2,895,142	18,620,731	131,262,055

Total accumulated earnings (losses) — net	$(1,705,686)	$11,958,582	$95,243,535

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

6. ADDITIONAL TAX INFORMATION (continued)

At October 31, 2004, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

	Short Duration	Municipal	High Yield
	Tax-Free	Income	Municipal

Tax Cost	$616,283,451	$242,673,001	$2,996,989,730
Gross unrealized gain	4,290,327	18,922,357	151,835,988
Gross unrealized loss	(1,395,185)	(301,626)	(16,469,616)

Net unrealized security gain	$2,895,142	$18,620,731	$135,366,372

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and accretion of market discount for book purposes.

7. CERTAIN RECLASSIFICATIONS

In order to present the capital accounts on a tax basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds. Reclassifications result primarily from the difference in tax treatment of certain bonds.

		Accumulated
	Accumulated	Undistributed
	Net Realized	(Distributions in Excess of)
Fund	Loss	Net Investment Income

Short Duration Tax-Free	$10,457	$(10,457)

Municipal Income	(3,341)	3,341

High Yield Municipal	50,302	(50,302)

 GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Notes to Financial Statements (continued)
October 31, 2004

8. SUMMARY OF SHARE TRANSACTIONS

Share activity for the year ended October 31, 2004, is as follows:

	Short Duration Tax-Free Fund		Municipal Income Fund		High Yield Municipal Fund

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	14,508,608	$151,166,293	4,550,850	$70,787,735	85,551,728	$923,498,749
Reinvestment of dividends and distributions	288,089	2,996,642	369,876	5,743,839	3,986,170	43,002,989
Shares converted from Class B(a)	—	—	1,048	16,288	—	—
Shares repurchased	(16,259,173)	(169,276,864)	(3,929,735)	(60,985,842)	(34,753,246)	(377,292,580)

	(1,462,476)	(15,113,929)	992,039	15,562,020	54,784,652	589,209,158

Class B Shares
Shares sold	104,933	1,091,111	105,293	1,635,858	734,523	7,918,474
Reinvestment of dividends and distributions	4,334	45,062	20,680	321,049	93,211	1,005,845
Shares converted to Class A(a)	—	—	(1,048)	(16,288)	—	—
Shares repurchased	(290,441)	(3,022,813)	(207,315)	(3,215,589)	(680,251)	(7,299,776)

	(181,174)	(1,886,640)	(82,390)	(1,274,970)	147,483	1,624,543

Class C Shares
Shares sold	431,310	4,487,734	156,637	2,425,715	2,469,058	26,608,765
Reinvestment of dividends and distributions	10,635	110,634	8,634	134,076	104,708	1,129,455
Shares repurchased	(1,558,986)	(16,221,989)	(92,442)	(1,427,503)	(763,976)	(8,223,575)

	(1,117,041)	(11,623,621)	72,829	1,132,288	1,809,790	19,514,645

Institutional Shares
Shares sold	23,370,659	244,198,403	2,378,397	37,024,049	68,860,580	745,278,980
Reinvestment of dividends and distributions	776,004	8,067,671	56,324	874,928	5,039,666	54,376,966
Shares repurchased	(26,765,813)	(278,695,977)	(2,319,939)	(35,960,596)	(23,530,406)	(252,291,468)

	(2,619,150)	(26,429,903)	114,782	1,938,381	50,369,840	547,364,478

Service Shares
Shares sold	—	—	3,027	47,326	—	—
Reinvestment of dividends and distributions	97	1,007	25	384	—	—
Shares repurchased	(1,913)	(20,005)	—	—	—	—

	(1,816)	(18,998)	3,052	47,710	—	—

NET INCREASE (DECREASE)	(5,381,657)	$(55,073,091)	1,100,312	$17,405,429	107,111,765	$1,157,712,824

(a) Class B Shares automatically convert into Class A Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

8. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the year ended October 31, 2003, is as follows:

	Short Duration Tax-Free Fund		Municipal Income Fund		High Yield Municipal Fund

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	15,875,261	$165,708,999	14,113,234	$216,596,027	41,747,390	$438,117,994
Reinvestment of dividends and distributions	226,152	2,358,905	308,453	4,747,050	2,542,428	26,644,412
Shares repurchased	(7,976,053)	(83,235,473)	(11,773,462)	(180,833,422)	(16,909,430)	(176,781,670)

	8,125,360	84,832,431	2,648,225	40,509,655	27,380,388	287,980,736

Class B Shares
Shares sold	298,138	3,105,273	181,918	2,797,922	773,596	8,120,649
Reinvestment of dividends and distributions	4,402	45,866	20,678	318,195	76,968	806,270
Shares repurchased	(170,175)	(1,775,749)	(324,968)	(4,985,403)	(479,844)	(5,019,770)

	132,365	1,375,390	(122,372)	(1,869,286)	370,720	3,907,149

Class C Shares
Shares sold	1,894,478	19,736,212	332,586	5,117,172	1,307,408	13,733,105
Reinvestment of dividends and distributions	11,424	119,070	8,985	138,314	71,951	753,726
Shares repurchased	(1,726,033)	(17,991,678)	(444,381)	(6,863,038)	(536,283)	(5,608,052)

	179,869	1,863,604	(102,810)	(1,607,552)	843,076	8,878,779

Institutional Shares
Shares sold	52,979,029	524,402,895	2,951,502	45,487,226	57,477,685	604,473,863
Reinvestment of dividends and distributions	501,200	5,225,662	81,736	1,257,845	2,488,472	26,095,413
Shares repurchased	(21,431,824)	(194,006,330)	(4,305,509)	(66,151,323)	(17,836,763)	(186,083,785)

	32,048,405	335,622,227	(1,272,271)	(19,406,252)	42,129,394	444,485,491

Service Shares
Shares sold	43,620	455,000	7,219	110,000	—	—
Reinvestment of dividends and distributions	114	1,190	5	81	—	—
Shares repurchased	(43,632)	(451,593)	(6,472)	(99,840)	—	—

	102	4,597	752	10,241	—	—

NET INCREASE	40,486,101	$423,698,249	1,151,524	$17,636,806	70,723,578	$745,252,155

 GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Notes to Financial Statements (continued)
October 31, 2004

9. OTHER MATTERS

Legal Proceedings — Purported class and derivative action lawsuits were filed in April and May 2004 in the United States District Court for the Southern District of New York against GSAM and certain related parties, including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. In June 2004, these lawsuits were consolidated into one action and in November 2004 a consolidated and amended complaint was filed against GSAM, Goldman Sachs and certain related parties including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. The amended complaint alleges violations of the Act, the Investment Advisers Act of 1940 and New York General Business Law. The consolidated and amended complaint also asserts claims involving common law breach of fiduciary duty, aiding and abetting breach of fiduciary duty and unjust enrichment. The consolidated and amended complaint alleges, among other things, that between April 2, 1999 and January 9, 2004 (the “Class Period”), GSAM and other defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds; and omitted statements of fact in registration statements and reports filed pursuant to the Act which were necessary to prevent such registration statements and reports from being materially false and misleading. The consolidated and amended complaint further alleges that the Trust’s Officers and Trustees breached their fiduciary duties by, among other things, permitting the payments to occur. The consolidated and amended complaint also alleges that GSAM used 12b-1 fees for improper purposes and made improper use of soft dollars. Based on currently available information, GSAM believes that the likelihood that the purported class action lawsuits will have a material adverse financial impact on the Funds is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Goldman Sachs Funds.

10. SUBSEQUENT EVENTS

Mergers and Reorganizations — At a meeting held on November 4, 2004, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for the tax-free acquisition of the Expedition Tax-Free Investment Grade Bond Fund by the Goldman Sachs Municipal Income Fund. The acquisition is expected to be completed in February 2005.

Redemption Fee — Effective November 15, 2004, the Class B and Class C Shares of the Goldman Sachs Municipal Income Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Goldman Sachs Trust — Municipal Fixed Income Funds Tax Information (Unaudited)

During the year ended October 31, 2004, 100%, 99.88%, and 99.75% of the distributions from net investment income paid by the Goldman Sachs Short Duration Tax-Free Fund, the Goldman Sachs Municipal Income Fund and the Goldman Sachs High Yield Municipal Fund, respectively, were exempt-interest dividends and as such, are not subject to U.S. Federal income tax.

 GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from				Distributions
		investment operations				to shareholders

	Net asset
	value,	Net		Net realized	Total from	From net
	beginning	investment		and unrealized	investment	investment
Year – Share Class	of year	income(b)		gain (loss)	operations	income

FOR THE YEARS ENDED OCTOBER 31,

2004 - A	$10.45	$0.19		$(0.06)	$0.13	$(0.19)
2004 - B	10.44	0.12		(0.05)	0.07	(0.13)
2004 - C	10.45	0.11		(0.06)	0.05	(0.11)
2004 - Institutional	10.44	0.23		(0.05)	0.18	(0.23)
2004 - Service	10.44	0.17		(0.05)	0.12	(0.18)

2003 - A	10.36	0.17		0.10	0.27	(0.18)
2003 - B	10.35	0.11		0.10	0.21	(0.12)
2003 - C	10.36	0.10		0.09	0.19	(0.10)
2003 - Institutional	10.36	0.21		0.09	0.30	(0.22)
2003 - Service	10.34	0.15		0.12	0.27	(0.17)

2002 - A	10.26	0.26	(c)	0.12 (c)	0.38	(0.28)
2002 - B	10.25	0.21	(c)	0.10 (c)	0.31	(0.21)
2002 - C	10.26	0.18	(c)	0.12 (c)	0.30	(0.20)
2002 - Institutional	10.25	0.31	(c)	0.12 (c)	0.43	(0.32)
2002 - Service	10.24	0.26	(c)	0.10 (c)	0.36	(0.26)

2001 - A	9.94	0.38		0.33	0.71	(0.39)
2001 - B	9.94	0.32		0.32	0.64	(0.33)
2001 - C	9.94	0.29		0.34	0.63	(0.31)
2001 - Institutional	9.94	0.42		0.32	0.74	(0.43)
2001 - Service	9.92	0.38		0.32	0.70	(0.38)

2000 - A	9.93	0.39		(0.01)	0.38	(0.37)
2000 - B	9.93	0.33		(0.01)	0.32	(0.31)
2000 - C	9.93	0.32		(0.01)	0.31	(0.30)
2000 - Institutional	9.93	0.43		(0.01)	0.42	(0.41)
2000 - Service	9.92	0.38		(0.02)	0.36	(0.36)

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales charge. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was an impact of less than $0.01 per share to net investment income and net realized and unrealized gains and losses, and an impact to the ratio of net investment income to average net assets with and without expense reductions by less than 0.01%. Per share amounts, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

66     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

						Ratios assuming no
						expense reductions

				Ratio of net		Ratio of	Ratio of net
		Net assets	Ratio of net	investment		total	investment
Net asset		at end of	expenses to	income to		expenses	income to		Portfolio
value, end	Total	year	average net	average net		to average	average net		turnover
of year	return(a)	(in 000s)	assets	assets		net assets	assets		rate

$10.39	1.25%	$188,487	0.79%	1.80%		0.90%	1.69%		37%
10.38	0.64	4,619	1.39	1.20		1.65	0.94		37
10.39	0.49	18,283	1.54	1.04		1.65	0.93		37
10.39	1.75	409,228	0.39	2.20		0.50	2.09		37
10.38	1.15	55	0.89	1.70		1.00	1.59		37

10.45	2.62	204,838	0.80	1.66		0.92	1.54		43
10.44	2.01	6,536	1.40	1.09		1.67	0.82		43
10.45	1.86	30,057	1.55	0.94		1.67	0.82		43
10.44	2.93	438,884	0.40	1.99		0.52	1.87		43
10.44	2.62	74	0.90	1.45		1.02	1.33		43

10.36	3.72	118,906	0.79	2.57	(c)	1.02	2.34	(c)	31
10.35	3.10	5,111	1.39	2.01	(c)	1.77	1.63	(c)	31
10.36	2.94	27,937	1.54	1.80	(c)	1.77	1.57	(c)	31
10.36	4.23	103,273	0.39	3.00	(c)	0.62	2.77	(c)	31
10.34	3.62	72	0.89	2.53	(c)	1.12	2.30	(c)	31

10.26	7.27	38,891	0.79	3.73		1.25	3.27		69
10.25	6.53	2,382	1.39	3.22		2.00	2.61		69
10.26	6.48	3,842	1.54	2.94		2.00	2.48		69
10.25	7.60	48,114	0.39	4.19		0.85	3.73		69
10.24	7.18	41	0.89	3.75		1.35	3.29		69

9.94	3.93	19,451	0.79	3.95		1.19	3.55		66
9.94	3.31	2,026	1.39	3.36		1.94	2.81		66
9.94	3.15	1,581	1.54	3.19		1.94	2.79		66
9.94	4.34	40,301	0.39	4.36		0.79	3.96		66
9.92	3.72	44	0.89	3.86		1.29	3.46		66

 GOLDMAN SACHS MUNICIPAL INCOME FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from					Distributions
		investment operations					to shareholders

	Net asset
	value,	Net		Net realized		Total from	From net	Net asset
	beginning	investment		and unrealized		investment	investment	value, end
Year – Share Class	of year	income(b)		gain (loss)		operations	income	of year

FOR THE YEARS ENDED OCTOBER 31,

2004 - A	$15.41	$0.65		$0.27		$0.92	$(0.65)	$15.68
2004 - B	15.41	0.54		0.26		0.80	(0.53)	15.68
2004 - C	15.41	0.54		0.26		0.80	(0.53)	15.68
2004 - Institutional	15.40	0.72		0.26		0.98	(0.71)	15.67
2004 - Service	15.49	0.65		0.25		0.90	(0.63)	15.76

2003 - A	15.29	0.64		0.13		0.77	(0.65)	15.41
2003 - B	15.29	0.53		0.12		0.65	(0.53)	15.41
2003 - C	15.30	0.53		0.11		0.64	(0.53)	15.41
2003 - Institutional	15.29	0.71		0.11		0.82	(0.71)	15.40
2003 - Service	15.37	0.63		0.12		0.75	(0.63)	15.49

2002 - A	15.32	0.65	(c)	(0.01	)(c)	0.64	(0.67)	15.29
2002 - B	15.32	0.54	(c)	(0.01	)(c)	0.53	(0.56)	15.29
2002 - C	15.33	0.54	(c)	(0.01	)(c)	0.53	(0.56)	15.30
2002 - Institutional	15.32	0.71	(c)	(0.01	)(c)	0.70	(0.73)	15.29
2002 - Service	15.39	0.64	(c)	—	(c)(d)	0.64	(0.66)	15.37

2001 - A	14.48	0.67		0.82		1.49	(0.65)	15.32
2001 - B	14.49	0.56		0.81		1.37	(0.54)	15.32
2001 - C	14.50	0.56		0.81		1.37	(0.54)	15.33
2001 - Institutional	14.48	0.73		0.82		1.55	(0.71)	15.32
2001 - Service	14.53	0.61		0.88		1.49	(0.63)	15.39

2000 - A	14.07	0.67		0.41		1.08	(0.67)	14.48
2000 - B	14.08	0.57		0.40		0.97	(0.56)	14.49
2000 - C	14.08	0.57		0.41		0.98	(0.56)	14.50
2000 - Institutional	14.07	0.72		0.42		1.14	(0.73)	14.48
2000 - Service	14.09	0.68		0.42		1.10	(0.66)	14.53

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales charge. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was an impact of less than $0.01 per share to net investment income and net realized and unrealized gains and losses, and an impact to the ratio of net investment income to average net assets with and without expense reductions by less than 0.01%. Per share amounts, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(d)	Less than $0.005 per share.

68     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

					Ratios assuming no expense
					reductions

			Ratio of net		Ratio of	Ratio of net
	Net assets	Ratio of	investment		total	investment
	at end of	net expenses	income		expenses	income		Portfolio
Total	year	to average	to average		to average	to average		turnover
return(a)	(in 000s)	net assets	net assets		net assets	net assets		rate

6.09%	$179,223	0.94%	4.21%		1.12%	4.03%		32%
5.30	14,117	1.69	3.46		1.87	3.28		32
5.30	5,838	1.69	3.46		1.87	3.28		32
6.52	60,506	0.54	4.61		0.72	4.43		32
5.95	337	1.04	4.11		1.22	3.93		32

5.10	160,856	0.95	4.17		1.13	3.99		54
4.32	15,143	1.70	3.44		1.88	3.26		54
4.25	4,615	1.70	3.45		1.88	3.27		54
5.45	57,696	0.55	4.58		0.73	4.40		54
4.97	283	1.05	4.11		1.23	3.93		54

4.30	119,161	0.94	4.27	(c)	1.11	4.10	(c)	39
3.52	16,903	1.69	3.53	(c)	1.86	3.36	(c)	39
3.52	6,155	1.69	3.54	(c)	1.86	3.37	(c)	39
4.71	76,733	0.54	4.69	(c)	0.71	4.52	(c)	39
4.24	270	1.04	4.21	(c)	1.21	4.04	(c)	39

10.48	80,735	0.94	4.47		1.18	4.23		22
9.57	11,902	1.69	3.72		1.93	3.48		22
9.64	5,300	1.69	3.72		1.93	3.48		22
10.91	100,970	0.54	4.86		0.78	4.62		22
10.48	67	1.04	4.30		1.28	4.06		22

7.87	67,315	0.94	4.74		1.28	4.40		67
7.07	8,776	1.69	3.99		2.03	3.65		67
7.07	3,292	1.69	3.99		2.03	3.65		67
8.30	56,376	0.54	5.10		0.88	4.76		67
7.98	1	1.04	4.82		1.38	4.48		67

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from					Distributions to
		investment operations					shareholders
	Net asset
	value, at	Net		Net realized		Total from	From net	From net
	beginning	investment		and unrealized		investment	investment	realized	Total
Period – Share Class	of period	income(b)		gain (loss)		operations	income	gains	distributions
FOR THE YEARS ENDED OCTOBER 31,

2004 - A	$10.66	$0.54		$0.23		$0.77	$(0.53)	—	$(0.53)
2004 - B	10.66	0.46		0.23		0.69	(0.45)	—	(0.45)
2004 - C	10.66	0.46		0.23		0.69	(0.45)	—	(0.45)
2004 - Institutional	10.66	0.59		0.23		0.82	(0.57)	—	(0.57)

2003 - A	10.34	0.54		0.33		0.87	(0.55)	—	(0.55)
2003 - B	10.34	0.47		0.32		0.79	(0.47)	—	(0.47)
2003 - C	10.34	0.47		0.32		0.79	(0.47)	—	(0.47)
2003 - Institutional	10.34	0.59		0.32		0.91	(0.59)	—	(0.59)

2002 - A	10.57	0.57(c	)	(0.19	)(c)	0.38	(0.58)	(0.03)	(0.61)
2002 - B	10.57	0.49(c	)	(0.19	)(c)	0.30	(0.50)	(0.03)	(0.53)
2002 - C	10.57	0.49(c	)	(0.19	)(c)	0.30	(0.50)	(0.03)	(0.53)
2002 - Institutional	10.57	0.61(c	)	(0.19	)(c)	0.42	(0.62)	(0.03)	(0.65)

2001 - A	10.18	0.59		0.41		1.00	(0.61)	—	(0.61)
2001 - B	10.18	0.51		0.41		0.92	(0.53)	—	(0.53)
2001 - C	10.18	0.52		0.40		0.92	(0.53)	—	(0.53)
2001 - Institutional	10.18	0.64		0.40		1.04	(0.65)	—	(0.65)
FOR THE PERIOD ENDED OCTOBER 31,

2000 - A (commenced April 3, 2000)	10.00	0.33		0.17		0.50	(0.32)	—	(0.32)
2000 - B (commenced April 3, 2000)	10.00	0.29		0.17		0.46	(0.28)	—	(0.28)
2000 - C (commenced April 3, 2000)	10.00	0.29		0.17		0.46	(0.28)	—	(0.28)
2000 - Institutional (commenced April 3, 2000)	10.00	0.36		0.16		0.52	(0.34)	—	(0.34)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was an impact of less than $0.01 per share to net investment income and net realized and unrealized gains and losses, and a decrease to the ratio of net investment income to average net assets with and without expense reductions by 0.04%. Per share amounts, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(d)	Annualized.

70     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

						Ratios assuming no
						expense reductions

			Ratio of	Ratio of		Ratio of	Ratio of
		Net assets	net	net investment		total	net investment
Net asset		at end of	expenses	income		expenses	income		Portfolio
value, end	Total	period	to average	to average		to average	to average		turnover
of period	return(a)	(in 000s)	net assets	net assets		net assets	net assets		rate

$10.90	7.40%	$1,513,843	0.99%	5.03%		1.01%	5.01%		41%
10.90	6.60	48,286	1.74	4.29		1.76	4.27		41
10.90	6.60	61,299	1.74	4.28		1.76	4.26		41
10.91	7.93	1,505,390	0.59	5.44		0.61	5.42		41

10.66	8.59	895,711	1.00	5.21		1.03	5.18		54
10.66	7.78	45,620	1.75	4.50		1.78	4.47		54
10.66	7.78	40,624	1.75	4.48		1.78	4.45		54
10.66	9.02	934,382	0.60	5.64		0.63	5.61		54

10.34	3.66	585,882	0.99	5.41	(c)	1.04	5.36	(c)	52
10.34	2.88	40,428	1.74	4.70	(c)	1.79	4.65	(c)	52
10.34	2.88	30,696	1.74	4.68	(c)	1.79	4.63	(c)	52
10.34	4.07	470,905	0.59	5.84	(c)	0.64	5.79	(c)	52

10.57	10.05	303,622	0.99	5.68		1.08	5.59		61
10.57	9.23	32,403	1.74	4.91		1.83	4.82		61
10.57	9.23	20,359	1.74	4.94		1.83	4.85		61
10.57	10.48	277,301	0.59	6.09		0.68	6.00		61

10.18	5.06	121,702	0.99 (d)	5.71	(d)	1.27 (d)	5.43	(d)	52
10.18	4.60	10,039	1.74 (d)	4.99	(d)	2.02 (d)	4.71	(d)	52
10.18	4.60	10,213	1.74 (d)	4.95	(d)	2.02 (d)	4.67	(d)	52
10.18	5.30	128,997	0.59 (d)	6.14	(d)	0.87 (d)	5.86	(d)	52

 GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Report of Independent Registered

Public Accounting Firm

To the Shareholders and Board of Trustees
Goldman Sachs Trust

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs Municipal Income Fund and Goldman Sachs High Yield Municipal Fund (three of the funds comprising the Goldman Sachs Trust) (the “Funds”) as of October 31, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five periods in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2004 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Goldman Sachs Short Duration Tax-Free Fund, Goldman Sachs Municipal Income Fund and Goldman Sachs High Yield Municipal Fund at October 31, 2004, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated above, in conformity with U.S. generally accepted accounting principles.

New York, New York

December 17, 2004

72     The accompanying notes are an integral part of these financial statements.

Fund Expenses (Unaudited) — Six Month Period Ended October 31, 2004

As a shareholder of Class A, Class B, Class C, Institutional or Service Shares of the Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares), contingent deferred sales charges (loads) on redemptions (with respect to Class B and Class C Shares), and redemption fees (with respect to Class A, Class B, Class C, Institutional and Service Shares, if any); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class B and Class C Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional and Service Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 through October 31, 2004.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Short Duration Tax-Free Fund				Municipal Income Fund

				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended
Share Class	5/1/04	10/31/04		10/31/04*	5/1/04	10/31/04		10/31/04*

Class A
Actual	$1,000	$1,012.50		$4.01	$1,000	$1,043.10		$4.84
Hypothetical 5% return	1,000	1,021.15	+	4.03	1,000	1,020.40	+	4.78

Class B
Actual	1,000	1,008.50		7.03	1,000	1,039.20		8.67
Hypothetical 5% return	1,000	1,018.14	+	7.06	1,000	1,016.63	+	8.58

Class C
Actual	1,000	1,008.70		7.79	1,000	1,039.20		8.67
Hypothetical 5% return	1,000	1,017.38	+	7.82	1,000	1,016.63	+	8.57

Institutional
Actual	1,000	1,014.50		1.99	1,000	1,045.20		2.79
Hypothetical 5% return	1,000	1,023.16	+	2.00	1,000	1,022.41	+	2.76

Service
Actual	1,000	1,011.00		4.52	1,000	1,042.40		5.35
Hypothetical 5% return	1,000	1,020.64	+	4.54	1,000	1,019.90	+	5.29

[Additional columns below]

[Continued from above table, first column(s) repeated]

	High Yield Municipal Fund

				Expenses
	Beginning	Ending		Paid for the
	Account Value	Account Value		6 months ended
Share Class	5/1/04	10/31/04		10/31/04*

Class A
Actual	$1,000	$1,044.70		$5.10
Hypothetical 5% return	1,000	1,020.15	+	5.04

Class B
Actual	1,000	1,040.80		8.94
Hypothetical 5% return	1,000	1,016.37	+	8.84

Class C
Actual	1,000	1,040.80		8.94
Hypothetical 5% return	1,000	1,016.37	+	8.83

Institutional
Actual	1,000	1,047.70		3.05
Hypothetical 5% return	1,000	1,022.15	+	3.02

Service
Actual	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A		N/A

*	Expenses for each share class are calculated using the fund’s expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 10/31/04. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. Expense ratios for the most recent fiscal half year may differ from expense ratios based on one-year data in the financial highlights. The expense ratios for the period were as follows:

Fund	Class A	Class B	Class C	Institutional	Service

Short Duration Tax-Free	0.79%	1.39%	1.54%	0.39%	0.89%
Municipal Income	0.94	1.69	1.69	0.54	1.04
High Yield Municipal	0.99	1.74	1.74	0.59	N/A

+ Hypothetical expenses are based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses.

Trustees and Officers (Unaudited)

Independent Trustees

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

Ashok N. Bakhru Age: 62	Chairman & Trustee	Since 1991	President, ABN Associates (July 1994-March 1996 and November 1998-Present); Executive Vice President—Finance and Administration and Chief Financial Officer, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996-November 1998); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989-Present); Member of Cornell University Council (1992-Present); Trustee of the Walnut Street Theater (1992-Present); Trustee, Scholarship America (1998-Present); Director, Private Equity Investors—III and IV (November 1998-Present), and Equity-Limited Investors II (April 2002-Present); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000-2003).

			Chairman of the Board and Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

John P. Coblentz, Jr. Age: 63	Trustee	Since 2003	Partner, Deloitte & Touche LLP (June 1975-May 2003). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

Patrick T. Harker Age: 46	Trustee	Since 2000	Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000-Present); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999-Present); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997-August 2000). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

Mary P. McPherson Age: 69	Trustee	Since 1997	Vice President, The Andrew W. Mellon Foundation (provider of grants for conservation, environmental and educational purposes) (October 1997-Present); Director, Smith College (1998-Present); Director, Josiah Macy, Jr. Foundation (health educational programs) (1977-Present); Director, Philadelphia Contributionship (insurance) (1985-Present); Director Emeritus, Amherst College (1986-1998); Director, The Spencer Foundation (educational research) (1993-February 2003); member of PNC Advisory Board (banking) (1993-1998); and Director, American School of Classical Studies in Athens (1997-Present).

			Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

Wilma J. Smelcer Age: 55	Trustee	Since 2001	Chairman, Bank of America, Illinois (banking) (1998-January 2001); and Governor, Board of Governors, Chicago Stock Exchange (national securities exchange) (April 2001-April 2004). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	Lawson Products Inc. (distributor of industrial products).

Richard P. Strubel Age: 65	Trustee	Since 1987	Vice Chairman and Director, Unext, Inc. (provider of educational services via the internet) (2003-Present); President, COO and Director, Unext, Inc. (1999-2003); Director, Cantilever Technologies, Inc. (a private software company) (1999-Present); Trustee, The University of Chicago (1987-Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990-1999). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	Gildan Activewear Inc. (an activewear clothing marketing and manufacturing company); Unext, Inc. (provider of educational services via the internet); Northern Mutual Fund Complex (53 Portfolios).

Interested Trustees

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

*Alan A. Shuch Age: 55	Trustee	Since 1990	Advisory Director—GSAM (May 1999-Present); Consultant to GSAM (December 1994-May 1999); and Limited Partner, Goldman Sachs (December 1994-May 1999). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

*Kaysie P. Uniacke Age: 43	Trustee & President	Since 2001 Since 2002	Managing Director, GSAM (1997-Present). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies). President—Goldman Sachs Mutual Fund Complex (2002- Present) (registered investment companies). Assistant Secretary—Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).	63	None

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, One New York Plaza, 37th Floor, New York, New York, 10004, Attn: Howard B. Surloff.
[2]	The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997.
[3]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the date the Trustee attains the age of 72 years (in accordance with the current resolutions of the Board of Trustees, which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust.
[4]	The Goldman Sachs Mutual Fund Complex consists of the Trust and Goldman Sachs Variable Insurance Trust. As of October 31, 2004, the Trust consisted of 57 portfolios, including the Funds described in this Annual Report, and Goldman Sachs Variable Insurance Trust consisted of 6 portfolios.
[5]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-292-4726

Officers of the Trust*

Term of
Office and
	Position(s) Held	Length of
Name, Address And Age	With the Trust	Time Served[1]	Principal Occupation(s) During Past 5 Years

Kaysie P. Uniacke 32 Old Slip New York, NY 10005 Age: 43	President & Trustee	Since 2002 Since 2001	Managing Director, GSAM (1997-Present).

Trustee— Goldman Sachs Mutual Fund Complex (registered investment companies).

President— Goldman Sachs Mutual Fund Complex (registered investment companies).

Assistant Secretary— Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).

James A. Fitzpatrick 4900 Sears Tower Chicago, IL 60606 Age: 44	Vice President	Since 1997	Managing Director, Goldman Sachs (October 1999-Present); and Vice President of GSAM (April 1997-December 1999). Vice President— Goldman Sachs Mutual Fund Complex (registered investment companies).

James A. McNamara 32 Old Slip New York, NY 10005 Age: 42	Vice President	Since 2001	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

Vice President— Goldman Sachs Mutual Fund Complex (registered investment companies).

Trustee— Goldman Sachs Mutual Fund Complex (registered investment companies) (December 2002-May 2004).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 40	Treasurer	Since 1997	Managing Director, Goldman Sachs (November 2003-Present) and Vice President, Goldman Sachs (July 1995-November 2003). Treasurer— Goldman Sachs Mutual Fund Complex (registered investment companies).

Howard B. Surloff One New York Plaza 37th Floor New York, NY 10004 Age: 39	Secretary	Since 2001	Managing Director, Goldman Sachs (November 2002-Present); Associate General Counsel, Goldman Sachs and General Counsel to the U.S. Funds Group (December 1997-Present).

Secretary— Goldman Sachs Mutual Fund Complex (registered investment companies) (2001-Present) and Assistant Secretary prior thereto.

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

FUNDS PROFILE

Goldman Sachs Funds

THE GOLDMAN SACHS ADVANTAGE

Our goal is to deliver:

Strong, Consistent Investment Results

- Global Resources and Global Research
- Team Approach
- Disciplined Processes

Innovative, Value-Added Investment Products

- Thoughtful Solutions
- Risk Management

Outstanding Client Service

- Dedicated Service Teams
- Excellence and Integrity

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

INTERNATIONAL EQUITY
DOMESTIC EQUITY
FIXED INCOME
MONEY MARKET
Higher Risk/Return
Lower Risk/Return
ASSET ALLOCATION PORTFOLIOS
SPECIALTY

International Equity Funds

- Asia Growth Fund
- Emerging Markets Equity Fund
- International Growth Opportunities Fund
- Japanese Equity Fund
- European Equity Fund
- International Equity Fund
- CORE℠ International Equity Fund

Domestic Equity Funds

- Small Cap Value Fund
- CORE℠ Small Cap Equity Fund
- Mid Cap Value Fund
- Concentrated Growth Fund
- Growth Opportunities Fund
- Research Select Fund℠
- Strategic Growth Fund
- Capital Growth Fund
- Large Cap Value Fund
- Growth and Income Fund
- CORE℠ Large Cap Growth Fund
- CORE℠ Large Cap Value Fund
- CORE℠ U.S. Equity Fund

Specialty Funds

- Tollkeeper Fund℠
- CORE℠ Tax-Managed Equity Fund
- Real Estate Securities Fund

Asset Allocation Funds

- Balanced Fund
- Asset Allocation Portfolios

Fixed Income Funds

- Emerging Markets Debt Fund
- High Yield Fund
- High Yield Municipal Fund
- Global Income Fund
- Investment Grade Credit Fund
- Core Fixed Income Fund
- U.S. Mortgages Fund
- Municipal Income Fund
- Government Income Fund
- Short Duration Tax-Free Fund
- Short Duration Government Fund
- Ultra-Short Duration Government Fund
- Enhanced Income Fund

Money Market Funds[1]

The Goldman Sachs Research Select Fund℠, Tollkeeper Fund℠ and CORE℠ are service marks of Goldman, Sachs & Co.

F U N D S P R O F I L E Goldman Sachs FundsGoldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets .Today, Goldman Sachs Asset Management, L.P. and other units of the Investment Management Division of Goldman Sachs serve a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $410.1 billion in assets under management as of THE GOLDMAN September 30, 2004 — our investment professionals bring firsthand knowledge of local SACHS ADVANTAGE markets to every investment decision, making us one of the few truly global asset managers. Our goal is to deliver: G O L D M A N S A C H S F U N D S Strong, Consistent Investment Results In building a globally diversified portfolio, you can select from more than Global Resources 50 Goldman Sachs Funds and gain access and Global Research to investment opportunities across Team Approach borders, investment styles, asset classes Disciplined Processes and security capitalizations. Innovative, Value-Added Investment ProductsThoughtful Solutions Risk Management Outstanding Asset Allocation Funds Client ServiceBalanced FundDomestic Equity FundsAsset Allocation Portfolios Dedicated Service Small Cap Value Fund Teams CORESM Small Cap Equity Fund Fixed Income Funds Excellence and Mid Cap Value Fund Emerging Markets Debt Fund Integrity Concentrated Growth Fund High Yield FundInternational Equity Funds Growth Opportunities Fund High Yield Municipal Fund Asia Growth Fund Research Select FundSM Global Income Fund Emerging Markets Equity Fund Strategic Growth Fund Investment Grade Credit Fund International Growth Capital Growth Fund Core Fixed Income Fund Opportunities Fund Large Cap Value Fund U.S. Mortgages Fund Japanese Equity Fund Growth and Income Fund Municipal Income Fund European Equity Fund CORESM Large Cap Growth Fund Government Income Fund International Equity Fund CORESM Large Cap Value Fund Short Duration Tax-Free Fund CORESM International Equity Fund CORESM U.S. Equity Fund Short Duration Government Fund Ultra-Short Duration GovernmentSpecialty Funds Fund Tollkeeper FundSM Enhanced Income Fund CORESM Tax-Managed Equity Fund Real Estate Securities Fund Money Market Funds1 1 An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.The Goldman Sachs Research Select FundSM,Tollkeeper FundSM and CORESM are service marks of Goldman, Sachs & Co.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 32ND FLOOR, NEW YORK, NEW YORK 10005 T R U S T E E S O F F I C E R S Ashok N. Bakhru, Chairman Kaysie P. Uniacke, President John P. Coblentz, Jr. James A. Fitzpatrick, Vice President Patrick T. Harker James A. McNamara, Vice President Mary Patterson McPherson John M. Perlowski, Treasurer Alan A. Shuch Howard B. Surloff, Secretary Wilma J. Smelcer Richard P. Strubel Kaysie P. UniackeG O L D M A N , S AC H S & CO. G O L D M A N S AC H S A S S E T M A N AG E M E N T, L . P. Distributor and Transfer Agent Investment Adviser Visit our Web site at www.gs.com/funds to obtain the most recent month-end returns. The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“the Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).Under normal conditions, the Goldman Sachs Short Duration Tax-Free Fund will invest at least 80% of its net assets in tax-exempt securities. Although it does not expect to do so, the Fund may invest up to 20% of its net assets in private activity bonds that may subject certain investors to the federal alternative minimum tax. Investment income may be subject to state income taxes.The Goldman Sachs Municipal Income Fund may include securities whose income may be subject to the federal alternative minimum tax and state income taxes.Income from the Goldman Sachs High Yield Municipal Fund may be subject to state and local income taxes and the alternative minimum tax. Also, market discount over a de minimus threshold is subject to federal taxes. High yield, lower rated securities involve greater price volatility and present greater risks than higher rated fixed income securities. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all. Goldman , Sachs & Co. is the distributor of the Goldman Sachs Funds. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds. C1 Copyright 2004 Goldman, Sachs & Co. All rights reserved. Date of first use: December 30, 2004 / 04-1502 MFIAR / 16.6K /12-04

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Item 4 – Principal Accountant Fees and Services for the Goldman Sachs Trust: The accountant fees below reflect the aggregate fees billed to all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

Table 1 – Items 4(a) – 4(d)

	2004	2003	Description of Services Rendered
Audit Fees:
•PricewaterhouseCoopers LLP	$701,500	$668,000	Financial statement audits
(“PwC”)
•Ernst & Young LLP (“E&Y”)	$447,000	$279,000	Financial statement audits
Audit-Related Fees:
•PwC	$198,800	$138,500	Other attest services
•E&Y	$0	$0
Tax Fees:
•PwC	$175,900	$175,900	Tax compliance services provided
			in connection with the
			preparation and review of the
			registrant’s tax returns
•E&Y	$84,850	$65,400	Tax compliance services provided
			in connection with the
			preparation and review of the
			registrant's tax returns
All Other Fees:
•E&Y	$10,000	$0	Research and discussion on
			amortization methodologies

Items 4(b)(c) & (d) Table 2. Non-Audit Services to the Goldman Sachs Trust’s service affiliates * that were pre-approved by the Goldman Sachs Trust’s Audit Committee pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2004	2003	Description of Services Rendered
Audit-Related Fees:
•PwC	$683,000	$524,000	Internal control review
			performed in accordance with
			Statement on Auditing Standards
			No. 70.
•E&Y	$0	$0
Tax Fees:
•PwC	$0	$0
•E&Y	$0	$0
All Other Fees:
•PwC	$16,000	$0	Review of form N-14 for
			purposes of consent issuance
•E&Y	$18,000	$6,000	Review of fund merger
			documents; represents access to
			an on-line accounting reference
			tool for certain employees of
			the Trust’s distributor.

*	These include the adviser (excluding sub-advisers) and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) – Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of the Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 8% of the non-audit services to the Goldman Sachs Trust’s service affiliates listed in Table 2 were approved by the Trust’s audit committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PwC for the 12 months ended October 31, 2004 and October 31, 2003 were approximately $374,700 and $314,400, respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PwC for non-audit services for the twelve months ended November 28, 2003 and November 29, 2002 were approximately $5.5 million and $8.4 million, respectively. The 2003 amount includes fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

The aggregate non-audit fees billed to GST by E&Y for the 12 months ended October 31, 2004 and October 31, 2003 were approximately $94,850 and $65,400, respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by E&Y for non-audit services for the twelve months ended December 31, 2003 and December 31, 2002 were approximately $30.9 million and $15.4 million, respectively. The 2003 amount includes fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) – GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditor’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

/s/ Kaysie Uniacke

By: Kaysie Uniacke
Chief Executive Officer of
Goldman Sachs Trust

Date: January 4, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kaysie Uniacke
By: Kaysie Uniacke
Chief Executive Officer of
Goldman Sachs Trust

Date: January 4, 2005

/s/ John M. Perlowski
By: John M. Perlowski
Chief Financial Officer of
Goldman Sachs Trust

Date: January 4, 2005